'33 Act File No. 033-42180
’40 Act File No. 811-5311

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933                                                                                                                                                                                                              ☐
Pre-effective Amendment No. ___	☐
Post-effective Amendment No. 29	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 20	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-2
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (614) 249-7111

Thomas E. Barnes, VP and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2006

It is proposed that this filing will become effective (check appropriate box)
☐ Immediately upon filing pursuant to paragraph (b)
☑ On May 1, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On May 1, 2006 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Flexible Premium Variable Universal Life Insurance Policies

Issued By

Nationwide Life Insurance Company

Through

Nationwide VLI Separate Account-2

The Date Of This Prospectus Is May 1, 2006

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase the variable life insurance policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwidefinancial.com
U.S. Mail:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522

Please understand that the POLICY TERMS will govern the way the policy works and all rights and obligations.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This policy is NOT: FDIC or NCUSIF insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

The purpose of this policy is to provide life insurance protection for the beneficiary you name. If your primary need is not life insurance protection, then purchasing this policy may not be in your best interests. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

Table of Contents	Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Variable Universal Life Insurance And The Policy	3
In Summary: Fee Tables	5
The Policy	13
Policy Owner
The Beneficiaries
To Purchase
Coverage
Coverage Effective Date
Temporary Insurance Coverage
To Cancel (Examination Right)
To Change Coverage
Sub-Account Portfolio Transfers
Fixed Account Transfers
Modes To Make A Transfer
To Exchange
To Terminate (Surrender)
To Assign
Proceeds Upon Maturity
Reminders, Reports And Illustrations
Errors Or Misstatements
Incontestability
If We Modify The Policy
Riders	18
Accidental Death Benefit Rider
Base Insured Term Rider
Change of Insured Rider
Children's Insurance Rider
Guaranteed Minimum Death Benefit Rider
Spouse Life Insurance Rider
Waiver of Monthly Deductions Rider
Premium	19
Initial Premium
Subsequent Premiums
Charges	20
Sales Load
Premium Taxes
Surrender Charges
Partial Surrender Fee
Short-Term Trading Fees
Cost Of Insurance
Mortality And Expense Risk
Administrative
Increase Charge
Policy Loan Interest
Children's Insurance Rider
Change of Insured Rider
Spouse Life Insurance Rider
Accidental Death Benefit Rider
Based Insured Term Rider
Waiver of Monthly Deductions Rider
Guaranteed Minimum Death Benefit Rider
Reduction Of Charges
A Note On Charges

Table of Contents (continued)	Page
To Allocate Net Premium And Sub-Account Valuation	25
Variable Investment Options
The Fixed Investment Option
Allocation Of Net Premium And Cash Value
When Accumulation Units Are Valued
How Investment Experience Is Determined
Cash Value
Dollar Cost Averaging
The Death Benefit	28
Calculation Of The Death Benefit Proceeds
Death Benefit Options
The Minimum Required Death Benefit
Changes In The Death Benefit Option
Suicide
Surrenders	30
Full Surrender
Partial Surrender
Reduction Of Specified Amount On A Partial Surrender
Income Tax Withholding
Policy Loans	31
Loan Amount And Interest
Collateral And Interest
Repayment
Net Effect Of Policy Loans
Lapse	32
Grace Period
Reinstatement
Taxes	33
Types Of Taxes Of Which To Be Aware
Buying The Policy
Investment Gain In The Policy
Periodic Withdrawals, Non-Periodic Withdrawals And Loans
Surrender Of The Policy
Withholding
Exchanging The Policy For Another Life Insurance Policy
Taxation Of Death Benefits
Terminal Illness
Special Considerations For Corporations
Taxes And The Value Of Your Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life Insurance Company	37
Nationwide VLI Separate Account-2	37
Organization, Registration And Operation
Addition, Deletion, Or Substitution Of Mutual Funds
Voting Rights
Legal Proceedings	38
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	41
Appendix A: Available Sub-Accounts	42
Appendix B: Definitions	55
Appendix C: Illustrations of Surrender Charges	56

In Summary: Policy Benefits

Appendix B defines certain words and phrases we use in this prospectus.

Death Benefit

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

Your Choice Of Death Benefit Options

✓	Option One is the greater of the Specified Amount or the minimum required Death Benefit under federal tax law per applicable percentage of Cash Value.

✓	Option Two is the greater of the Specified Amount plus the Cash Value or the minimum required Death Benefit under federal tax law per applicable percentage of Cash Value.

For more information, see "The Death Benefit," beginning on page 27.

Your Or Your Beneficiary's Choice Of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time. For more information, see "Proceeds Upon Maturity," beginning on page 15.

Coverage Flexibility

Subject to conditions, you may choose to:

✓	Change the Death Benefit option;

✓	Increase or decrease the Specified Amount;

✓	Change your beneficiaries; and

✓	Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 28; "To Change Coverage," beginning on page 13; "The Beneficiaries," beginning on page 12; and "To Assign," beginning on page 15.

Access To Cash Value

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

✓
Take a policy loan of an amount no greater than 90% of the Cash Value of the variable account, less any surrender charges and interest due on the next anniversary of the Policy Date. The minimum amount is $200. For more information, see "Policy Loans," beginning on page 29.

✓	Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 28.

✓
Surrender the policy at any time while the Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans, surrender charges and policy indebtedness or other indebtedness. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender," beginning on page 28 and "Proceeds Upon Maturity," beginning on page 15.

Premium Flexibility

While we would like you to select a premium payment plan, you will not be required to make your Premium payments accordingly. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 18.

Investment Options

You may choose to allocate your Premiums after charges to a fixed or variable investment options in any proportion:

✓	The fixed investment option will earn interest daily at an annual effective rate of at least 4%.

✓
The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VLI Separate Account-2 into an equal number of Sub-Account portfolios, identified in the "Available Sub-Accounts" section, to account for your allocations. Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

For more information, see "Appendix A: Available Sub-Account Information," beginning on page 39 and "To Allocate Net Premium And Sub-Account Valuation," beginning on page 24.

Transfers Between And Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience. For more information, see "Sub-Account Portfolio Transfers," beginning on page 13 and "Modes To Make A Transfer," beginning on page 15. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 26.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings. This is known as tax deferral. Also, your beneficiary generally will not have to include the Proceeds as taxable income. For more information, see "Taxes," beginning on page 31. Unlike other variable insurance products Nationwide offers, these Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the death of the Insured.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. For more information, see "To Assign," beginning on page 15.

Examination Right

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 13.

Riders

You may purchase any of the available Riders (except for both the Premium Waiver and Deduction Waiver Riders, simultaneously) to suit your needs. Availability will vary by state, and there may be an additional charge.

✓	Accidental Death Benefit Rider

✓	Base Insured Term Rider

✓	Change Of Insured Rider (There is no charge for this Rider.)

✓	Children’s Insurance Rider

✓	Guaranteed Minimum Death Benefit Rider

✓	Spouse Life Insurance Rider

✓	Waiver of Monthly Deductions Rider

For more information, see "Riders," beginning on page 17.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial surrender charges will apply in the first several years from the Policy Date.

Unfavorable Investment Experience

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges. Besides Premium payments, Investment Experience will impact the Cash Value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen Premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage, sooner than might have been foreseen, and, potentially, even without value.

Effect Of Partial Surrenders And Policy Loans On Investment Returns

Partial surrenders or policy loans may accelerate a Lapse because the amount of either or both will no longer be available to generate any investment return. A partial surrender will proportionately reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. Thus, the remainder of your policy's Cash Value is all that would be available to generate enough of an investment return to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the policy loan or make another Premium payment. There will always be a Grace Period and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction Of The Death Benefit

A partial surrender could, and a policy loan would, decrease the policy’s Death Benefit, depending on how the Death Benefit option relates to the policy’s Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 34. For example, distributions from the policy may be taxed differently. Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, with which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

Fixed Account Transfer Restrictions And Limitations

We will not honor a request to transfer Cash Value to or from the fixed account until after the first year. Then, we will only honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

Sub-Account Portfolio Limitations

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective. This disruption to the Sub-Account may result in lower Investment Experience and Cash Value. We have instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions and short-term trading fees. For more information, see "Sub-Account Portfolio Transfers," beginning on page 13, "Modes To Make A Transfer," beginning on page 15, and "Short-Term Trading Fees," beginning on page 21. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Sub-Account Portfolio Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund’s prospectus. You should read the mutual fund’s prospectus carefully before investing.

In Summary: Variable Universal Life Insurance And The Policy

Variable Universal Life Insurance, in general, may be important to you in two ways.

✓	It will provide economic protection to a beneficiary.

✓	It may build Cash Value.

Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

It is similar, but also different, to universal life insurance.

✓	You will pay Premiums for life insurance coverage on the Insured.

✓	The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

✓	The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different than universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen (and the fixed account). Also, that its Cash Value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

From the time we issue the policy through the Insured’s death, here is a basic overview. (But please read the remainder of this prospectus for the details.)

✓	At issue, the policy will require a minimum initial Premium payment.

Among other considerations, this amount will be based on: the Insured’s age and sex; the underwriting class; any substandard ratings; the Specified Amount; the Death Benefit option; and the choice of any Riders.

✓	At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

✓	You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among fixed and variable investment options.

✓	From the policy’s Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs.

✓	You may be able to vary the timing and amount of Premium payments.

So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

✓	After the first year from the Policy Date, you may request to increase or decrease the policy’s Specified Amount.

This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy’s tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

✓	The policy will pay a Death Benefit to the beneficiary. You have a choice of one of two options.

As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

✓	Prior to the Insured’s death, you may withdraw all or a portion (after the first year from the Policy Date) of the policy’s Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

Withdrawals and policy loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy Lapsing. There also could be adverse tax consequences.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer Cash Value between investment options.

For more information, see "Charges," beginning on page 19.

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load (1)	Upon Making A Premium Payment	Maximum Guaranteed	Currently (2)
$25	$25
Per $1,000 Of Premium Payment
Premium Taxes (1)	Upon Making A Premium Payment	$35 Per $1,000 Of Premium Payment
Surrender Charges (3), (4), (5) Representative - For An Age 35 Male Non-tobacco Preferred With A Specified Amount Of $250,000 And Death Benefit Option One	Upon Surrender	Minimum (6)	Maximum (7)	Representative (8)
$19,298	$357	$1,704
Proportionately From The Policy’s Cash Value
Illustration Charge (9)	Upon Requesting An Illustration	Maximum Guaranteed	Currently
$25	$0
Partial Surrender Fee	Upon A Partial Surrender	Maximum Guaranteed (10)	Currently
$25	$0
From The Policy's Available Cash Value
Short-Term Trading Fee (11)	Upon transfer of sub-account value out of a sub-account within 60 days after allocation to that sub-account	1% of the amount transferred from the sub-account within 60 days of allocation to that sub-account
_______________________________________

(1)	We deduct one charge composed of the sales load and premium taxes. On the Policy Data Page, we call the combined charge a Premium Load.

(2)	Currently, the sales load is reduced to $5 per $1,000 of Premium payment on any portion of the annual Premium in excess of the break point Premium, as shown on the Policy Data Page.

(3)
This charge is comprised of two components. There is an underwriting component, which is based on the Insured's age (when the policy was issued). There is also a sales expense component, which is based on and varies by the Insured's sex, age (when the policy was issued) and underwriting class. The amount of the charge we would deduct begins to decrease each year after the second from the Policy Date. A surrender charge will apply if you surrender the policy in the first nine years, or lapse the policy, or if you request to decrease the Specified Amount. We will calculate a separate surrender charge based on the Specified Amount, and each increase in the Specified Amount, which, when added together, will amount to your surrender charge. For more information, see "Surrender Charges," beginning on page 20.

(4)
To be able to present dollar amounts of this charge here, for a full surrender occurring in the first year from the Policy Date, we assume an aggregate first year Premium in excess of the surrender target premium. The surrender target premium is an assumed Premium payment amount we use in calculating the surrender charge. The surrender charge is based on the lesser of the surrender target premium and the Premiums you pay in the first year from the Policy Date. The surrender target premium varies by: the Insured's sex; age (when the policy was issued); underwriting class and the Specified Amount (and any increases). The surrender charge for decreases in the Specified Amount will be a fraction of the charge for a full surrender.

(5)	Ask for an illustration, or see the Policy Data Page for more information on your cost.

(6)
The amount is based on a female who is age 18 and is a non-tobacco user. We assume a policy with a Specified Amount of $500,000 and Death Benefit Option One. The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

(7)
The amount is based on a male who is age 75 or older and uses tobacco (representing our greatest underwriting risk). We assume a policy with a Specified Amount of $500,000 and Death Benefit Option One. The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

(8)	This amount may not be representative of your cost.

(9)	If we begin to charge for illustrations, you will be expected to pay the charge in cash directly to us at the time of your request. This charge will not be deducted from the policy's Cash Value.

(10)	The maximum charge is the lesser of $25 or 2% of the dollar amount of the partial surrender.

(11)
Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to an underlying mutual fund that assesses a short-term trading fee. See "Total Annual Sub-Account Portfolio Operating Expenses" for a list of mutual funds that assess a short-term trading fee. For more information about transactions subject to short-term trading fees, see "Short-Term Trading Fees," beginning on page 21.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Sub-Account portfolio operating expenses.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance (12), (13) Representative - For An Age 35 Male Non-tobacco Preferred With A Specified Amount Of $250,000 And Death Benefit Option One	Monthly	Minimum	Maximum	Representative (14)
		$.05	$83.33	$.11
Per $1,000 Of Net Amount At Risk - Proportionately From Your Chosen Variable And Fixed Investment Options
Mortality And Expense Risk	Daily based on annualized rate	Maximum Guaranteed
$8.00 Per $1,000 Of Variable Cash Value (15)
Proportionately From Your Chosen Variable Investment Options
Administrative	Monthly	Maximum Guaranteed	Currently
		$25 (16)	$12.50 (16)
Proportionately From Your Chosen Variable And Fixed Investment Options
Increase Charge	Monthly (17)	Maximum Guaranteed
$.17 per $1,000 of Specified Amount Increase
Proportionally From Your Chosen Variable And Fixed Investment Options
Policy Loan Interest (18), (19, (20)	Annually	Current and Maximum Guaranteed: $60 per $1,000 of outstanding policy loan

(12)
This charge varies by: the Insured's sex; age; underwriting class; any substandard ratings; the year from the Policy Date and the Specified Amount. Rider charges are taken from the policy's Cash Value at the beginning of the month starting with the Policy Date and we will not pro-rate the monthly fee should the Rider terminate before the beginning of the next month.

(13)	Ask for an illustration, or see the Policy Data Page for more information on your cost.

(14)	This amount may not be representative of your cost.

(15)
During the first through ninth year from the Policy Date, this annualized charge is $8.00 per $1,000 of Cash Value in the variable investment options. Thereafter, this annualized charge is $ $8.00 per $1,000 on the first $25,000 of Cash Value in the variable investment options and $5.00 per $1,000 on additional Cash Value in the Variable account options.

(16)
During the first year from the Policy Date, the monthly maximum guaranteed amount is $25, and the current amount deducted on a monthly basis is $12.50. Thereafter, the monthly maximum guaranteed amount is $7.50, and the current amount deducted on a monthly basis is $5.

(17)	The increase charge will be deducted upon a request to increase the Specified Amount and on a monthly basis for twelve months after the increase.

(18)
On the amount of an outstanding loan, we not only charge, but also credit, interest, so there is a net cost to you. Also, there are ordinary and preferred loans on which interest rates vary. For more information, see "Policy Loans," beginning on page 29.

(19)
We charge 6% interest per annum on the outstanding balance, which accrues daily and becomes due and payable at the end of the year from the Policy Date, or we add it to your loan. Meanwhile, we also credit interest daily on the portion of your policy's Cash Value corresponding to, and serving as collateral or security to ensure repayment of, the loan. During policy years two through 14, it is 5.1% (current and guaranteed), and thereafter, 6% per annum currently (guaranteed 5.1% minimally).

(20)
Your net cost for a loan through years two through 14 from the Policy Date is 0.9% per annum currently. Thereafter, there is no cost (a net zero cost) for a loan currently. For more information, see "Collateral and Interest," beginning on page 29.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses For Riders
Optional Charge (20)	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Accidental Death Benefit Rider (22) Representative - For An Age 35 Male Non-tobacco Preferred With An Accidental Death Benefit Of $100,000	Monthly	Minimum	Maximum	Representative (14)
		$0.05	$0.75	$0.06
Per $1,000 Of Accidental Death Benefit - Proportionately From Your Chosen Variable And Fixed Investment Options
Base Insured Term Rider (22) Representative - For An Age 35 Male Non-tobacco Preferred With Base Specified Amount of $250,000 and Additional Death Benefit Of $250,000	Monthly	Minimum	Maximum	Representative (14)
		$0.21	$83.33	$.34
Per $1,000 Of Additional Protection - Proportionately From Your Chosen Variable And Fixed Investment Options
Children’s Insurance Rider	Monthly	Maximum Guaranteed
$.43 Per $1,000 of Rider Specified Amount
Proportionally From Your Chosen Variable And Fixed Investment Options
Guaranteed Minimum Death Benefit Rider	Monthly	Maximum Guaranteed
$.01 Per $1,000 of Rider Specified Amount
Proportionally From Your Chosen Variable and Fixed Investment Options

Spouse Life Insurance Rider (23) Representative Spouse - For An Age 35 Female Non-tobacco With A Spouse Life Specified Amount Of $100,000	Monthly	Minimum	Maximum	Representative (14)
		$0.10	$10.23	$0.15
		Per $1,000 Of Spouse Death Benefit - Proportionately From Your Chosen Variable And Fixed Investment Options
Waiver of Monthly Deductions Rider (22) Representative - For An Age 35 Male Non-tobacco Preferred With A Specified Amount Of $250,000 And Death Benefit Option One	Monthly	Minimum	Maximum	Representative (14)
		$85	$855	$85
		Per $1,000 Of Deduction Waiver Benefit - Proportionately From Your Chosen Variable and Fixed Investment Options

_______________________________________

(21)
Rider charges are taken from the policy's Cash Value at the beginning of the month starting with the Policy Date and we will not pro-rate the monthly fee should the Rider terminate before the beginning of the next month. The amounts presented here may not be representative of your cost. Ask for an illustration, or see the Policy Data Page, for more information on your cost.

(22)	This charge varies by: the Insured's sex; Attained Age; underwriting class; and any substandard ratings.

(23)	This charge varies by: the spouse's sex; age; underwriting class; any substandard ratings; and the Specified Amount of the Rider.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2005, charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy. The table does not reflect Short-Term Trading Fees. More detail concerning each Sub-Account portfolio’s fees and expenses is contained in the prospectus for the mutual fund that corresponds to the Sub-Account portfolio. Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	2.68%	0.27%

The following mutual funds also assess a 1% short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to that Sub-Account (see "Short-Term Trading Fees"):

• American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
•	Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
•	Franklin Templeton Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
•	Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
•	Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
•	Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
•	Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
•	Gartmore Variable Insurance Trust - Gartmore GVIT International Index Fund: Class VI
•	Gartmore Variable Insurance Trust - Gartmore GVIT International Value Fund: Class III
•	Janus Aspen Series - International Growth Portfolio: II Shares
•	Franklin Templeton Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
•	Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3

The Sub-Accounts available through this policy are listed below. For more information about the mutual funds, please refer to “Appendix A: Available Sub-Accounts” and/or the applicable mutual fund’s prospectus.

AIM Variable Insurance Funds, Inc.
•	AIM V.I. Basic Value Fund - Series I Shares
•	AIM V.I. Capital Appreciation Fund - Series I Shares
•	AIM V.I. Capital Development Fund - Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Ultra Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolios: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Growth Portfolio: Initial Class
•	VIP Overseas Portfolio: Service Class R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class
Fidelity Variable Insurance Products Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	VIP Natural Resources Portfolio: Service Class 2†
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 1
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Gartmore Variable Insurance Trust ("GVIT")
•	American Funds GVIT Asset Allocation Fund: Class II
•	American Funds GVIT Bond Fund: Class II
•	American Funds GVIT Global Growth Fund: Class II
•	American Funds GVIT Growth Fund: Class II
•	Federated GVIT High Income Bond Fund: Class III†*
•	Gartmore GVIT Emerging Markets Fund: Class III†
•	Gartmore GVIT Global Health Sciences Fund: Class III†
•	Gartmore GVIT Global Technology and Communications Fund: Class III†
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Mid Cap Growth Fund: Class I
•	Gartmore GVIT Money Market Fund: Class I
•	Gartmore GVIT Nationwide® Fund: Class I
•	Gartmore GVIT U.S. Growth Leaders Fund: Class I
•	GVIT International Index Fund: Class VI†
•	GVIT International Value Fund: Class III† (formerly, Dreyfus GVIT International Value Fund: Class III)
•	GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus GVIT Mid Cap Index Fund: Class I)
•	GVIT Small Cap Growth Fund: Class I
•	GVIT Small Cap Value Fund: Class I
•	GVIT Small Company Fund: Class I
•	Van Kampen GVIT Comstock Value Fund: Class I *
•	Van Kampen GVIT Multi Sector Bond Fund:
        Class I*
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
MFS® Variable Insurance Trust
•	MFS Value Series: Initial Class
Neuberger Berman Advisers Management Trust
•	AMT Balanced Portfolio: I Class
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Limited Maturity Bond Portfolio: I Class*
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Accounts Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Non-Service Shares *
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio:
Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I
•	U.S. Real Estate Portfolio: Class I

The following Sub-Accounts are only available in policies before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 1
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

The following Sub-Accounts are only available in policies issued before May 1, 2005:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following Sub-Accounts are only available in policies issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class A
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Primary Shares
•	Federated Capital Appreciation Fund II: Primary Shares
Gartmore Variable Insurance Trust
•	Gartmore GVIT Global Financial Services Fund: Class I
•	Gartmore GVIT Global Utilities Fund: Class I
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
•	Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid Cap Growth Portfolio: S Class
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

The following Sub-Accounts are only available in policies issued before May 1, 2003:

American Century Variable Portfolios, Inc.
•	American Century VP Balanced Fund: Class I
Credit Suisse Trust
•	Small Cap Growth Portfolio
Dreyfus
•	The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Growth & Income Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class*
Fidelity Variable Insurance Products Fund II
•	VIP Asset Manager Portfolio: Initial Class
Gartmore Variable Insurance Trust
•	Gartmore GVIT Growth Fund: Class I
•	Gartmore GVIT International Growth Fund: Class I
•	Gartmore GVIT Nationwide Leaders Fund: Class I
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Growth Portfolio: I Class
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Balanced Fund/VA: Non-Service Shares
•	Oppenheimer Core Bond Fund/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares (formerly, Oppenheimer Aggressive Growth Fund/VA: Non-Service Shares)
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund:

The following Sub-Accounts are only available in policies issued before May 1, 2002:

Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Initial Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class

The following Sub-Accounts are only available in policies issued before September 27, 1999:

American Century Variable Portfolios, Inc.
•	American Century VP Capital Appreciation Fund: Class I
Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Discovery Fund

Effective May 1, 2005, the following Sub-Accounts are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Initial Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 1
Gartmore Variable Insurance Trust
•	Federated GVIT High Income Bond Fund: Class I*
•	Gartmore GVIT Emerging Markets Fund: Class I
•	Gartmore GVIT Global Health Sciences Fund:
Class I
•	Gartmore GVIT Global Technology and Communications Fund: Class I
•	GVIT International Value Fund: Class I (formerly, Dreyfus GVIT International Value Fund: Class I)
Oppenheimer Variable Account Funds

•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

†These Sub-Accounts assess a short-term trading fee.
*These Sub-Accounts may invest in lower quality debt securities commonly referred to as junk bonds.

The Policy

The policy is a legal contract between you and us. Any change must be in writing, signed by our president and corporate secretary, and attached to or endorsed on the policy. You may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an insured between the ages of 0 and 80 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; Policy Data Pages; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent polices described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner

The policy belongs to the owner named in the application. You may also name a contingent owner. A contingent owner will become the owner if the owner dies before any Proceeds become payable. Otherwise, ownership will pass to the owner’s estate, if the owner is not the Insured. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment). You may name different owners or contingent owners (so long as the Insured is alive) by submitting your written request to our Home Office, which will become effective when signed rather than on the date which we received it. However, this change will not affect any payment made or action taken by Nationwide before it was received. Nationwide may require that the policy be submitted for endorsement before making a change. There may be adverse tax consequences. For more information, see "Taxes," beginning on page 31.

The Beneficiaries

The principal right of a beneficiary is to receive Proceeds constituting the Death Benefit upon the Insured's death. So long as the Insured is alive, you may: name more than one beneficiary; designate primary and contingent beneficiaries; change or add beneficiaries; and provide for another distribution than the following.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries. We will pay multiple primary beneficiaries in equal shares, unless otherwise provided. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares. If no named beneficiary survives the Insured, the Proceeds will be paid to the owner or the owner’s estate. To change or add beneficiaries, you must submit your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it. The change will not affect any payment we made, or action we took, before we recorded the change.

To Purchase

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000 ($100,000 in Pennsylvania and New Jersey). We reserve the right to modify our minimum Specified Amount at any time for contracts purchased in the future.

Coverage

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

Coverage Effective Date

Insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page. For a change in the Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after we have approved your request. It will end upon the Insured's death, once we begin to pay the Proceeds, or when the policy matures. It could end if the policy were to Lapse.

Temporary Insurance Coverage

Upon payment of the initial Premium, temporary insurance may be provided. Temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect. You must submit a temporary insurance agreement and make an initial Premium payment to our home office at the address listed in this prospectus or to an authorized representative. The amount of the initial Premium will depend on the initial Specified Amount, and your choice of Death Benefit option and any Riders, for purposes of this policy. During this time, we will deposit your initial Premium payment into an interest-bearing checking account. Temporary insurance coverage will terminate on the date full insurance coverage takes effect, or five days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted). If we issue the policy, what we do with the Net Premium depends on the right tot examine law of the state in which you live. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial Premium, and delivery of the policy while the Insured is still living.

To Cancel (Examination Right)

You may cancel your policy until the latest of: ten days after you receive the policy or longer if required by state law, within 45 days after signing the application, or 10 days after we deliver a Notice of Right of Withdrawal. If you decide to cancel, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. Depending on the right to examine law of the state in which you live, this amount will be your initial Premium or the policy's Cash Value. We will treat the policy as if we never issued it and it will be deemed void from the beginning. For more information, see "To Allocate Net Premium And Sub-Account Valuation," beginning on page 24.

To Change Coverage

After the first year from the Policy Date, you may request to change the Specified Amount; however, no change will take effect unless the new Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Changes to the Specified Amount will alter the Death Benefit. For more information, see "Changes In The Death Benefit Option," beginning on page 28.

You may request to increase the Specified Amount, by at least $10,000, which will increase the Net Amount At Risk. Because the cost of insurance charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will also cause the policy's cost of insurance charge to increase. As a result, there will be a corresponding increase in the periodic charges we deduct from the policy's Cash Value. Also, an increase in the Specified Amount may cause an increase to the amount of your subsequent Premium payments and the likelihood that the entire policy is at risk of lapsing sooner. For more information, see "Lapse," beginning on page 30.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. However, we will deny a request which would reduce the amount of your coverage below the minimum initial Specified Amount or that would disqualify the policy as a contract for life insurance. For more information, see "To Purchase," beginning on page 12.

To change the Specified Amount, you must submit your written request to us at our Home Office. You must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be 80 or younger. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year from the Policy Date.

Sub-Account Portfolio Transfers

We will determine the amount you have available for transfers among the Sub-Account portfolios in Accumulation Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). An Accumulation Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests; however, because the Accumulation Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 5, and "How Investment Experience Is Determined," beginning on page 25. Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees. Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the mutual fund. Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.

U.S. Mail Restrictions. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event. A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter

Nationwide will mail a letter to the policy owner notifying them that:
1. they have been identified as engaging in harmful trading practices; and
2. if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts. Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners. These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, your subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account within 60 days of the date of allocation to the Sub-Account. The separate account will collect the short-term trading fees at the time of the transfer by reducing the amount transferred. We will remit all such fees to the underlying mutual fund.

Fixed Account Transfers

Prior to the policy’s Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not request a transfer involving the fixed account before the end of the first year from the Policy Date. Also, you may not make more than one transfer every 12 months.

On transfers to the fixed account, we may not permit you to transfer over 25% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period.

On transfers from the fixed account, we may not permit you to transfer over 25% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions).

Modes To Make A Transfer

To make a transfer, send your written request to us at our Home Office via first class U.S. mail. Upon receipt, we will process a transfer request at the end of the current Valuation Period. We may also permit you to use other modes of communication, subject to limitations.

Our contact information is on the cover page of this prospectus.

We will employ reasonable procedures to confirm that instructions are genuine, including:

•	requiring forms of personal identification before acting upon instructions;

•	providing you with written confirmation of completed transactions; and/or

•	tape recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider’s, your representative’s, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

To Exchange

You have an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, you may surrender this policy and use the Cash Surrender Value to purchase a new policy on the Insured’s life without evidence of insurability. Afterwards, you may also surrender the policy and use the Cash Surrender Value to purchase a new policy on the same Insured’s life, but subject to evidence of insurability that satisfies our underwriting standards.

The new policy may be one of our available flexible premium adjustable life insurance policies. It may not have a greater Death Benefit than that of this policy immediately prior to the exchange date. It will have the same Specified Amount, Policy Date, and issue age. We will base Premiums on our rates in effect for the same sex, Attained Age and premium class of the Insured on the exchange date. You may transfer Indebtedness to the new policy.

You must make your request on our official forms to the Home Office. The policy must be In Force and not in a Grace Period. You must pay a surrender charge. For more information, see "In Summary: Fee Tables," beginning on page 5. The exchange may have tax consequences. For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 33. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.

To Terminate (Surrender)

You have the right to terminate (surrender) the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. For more information, see "Surrenders," beginning on page 28.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, upon surrender the excess will be included in your income for federal tax purposes. For more information, see "Surrender Of The Policy," beginning on page 33. The Cash Surrender Value will be reduced by the outstanding amount of a policy loan. For more information, see "Policy Loans," beginning on page 29.

To Assign

You may assign any rights under the policy while the Insured is alive. If you do, your beneficiary’s interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing signed and recorded at our Home Office before it will become effective. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Your assignment will be subject to any outstanding policy loans. For more information, see "Policy Loans," beginning on page 29.

Proceeds Upon Maturity

If the policy is In Force on the Maturity Date, we will pay you the Proceeds, which will equal the policy’s Cash Value, less any indebtedness.

Normally, we will pay the Proceeds within seven days after we receive your written request at our Home Office. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The Proceeds will equal the policy's Cash Value minus any Indebtedness. After we pay the Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. During this time, you will still be able to request partial surrenders,. The Maturity Date extension will either be for the policy value, or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy). It is your choice, and, in any event, your policy will be endorsed so that:

•	no changes to the Specified Amount will be allowed;

•	no additional Premium payments will be allowed;

•	100% of the policy value will be transferred to the fixed account;

•	to extend for the Cash Value, your policy's Death Benefit will become the Cash Value, irrespective of your previous Death Benefit option choice, and

•
The monthly policy expense charges and administrative charges will no longer be deducted from the Cash Value since the Death Benefit will be equal to the Cash Value. The Cost of Insurance Charges after that time will be zero.

The Maturity Date will not be extended, however, beyond when the policy would fail the definition of life insurance under the Code. For more information, see "The Death Benefit," beginning on page 27.

Reminders, Reports And Illustrations

On request, we will send you scheduled Premium payment reminders and transaction confirmations. We will also send you semi-annual and annual reports that show:

•	the Specified Amount

•	the current Cash Value

•	minimum monthly Premiums

•	the Cash Surrender Value

•	Premiums paid

•	outstanding Indebtedness

•	all charges since the last report

We will send these reminders and reports to the address you provide on the application, or to another you may specify. At any time, you may ask for an illustration of future benefits and values under the policy.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to your household, we will mail only one copy of each document, unless notified otherwise by you. Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

Errors Or Misstatements

If you make an error or misstatement in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount At Risk at the time of the Insured’s death by the ratio of the monthly cost of insurance applied at the true age and sex in the policy month of death and the monthly cost of insurance that should have been applied at the true age and sex in the policy month of death. We will then add this adjusted amount that reflects the true age and sex of the Insured to the Cash Value of the policy at the Insured’s death. The Cash

Value will also be adjusted to reflect the cost of insurance charges based on the Insured's correct age and sex from the Policy Date.

Incontestability

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such an increase after it has been In Force during the Insured's lifetime for two years from its effective date.

If We Modify The Policy

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account’s operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

Riders

Riders are available for you to purchase to design the policy to meet your specific needs. You may purchase any of them simultaneously. Once the policy is In Force, to add a Rider, we may require further evidence of insurability. You will be charged for a Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or you decide you no longer need the benefit and let us know in writing at our Home Office. For more information on the costs of the Riders, see "In Summary: Fee Tables," beginning on page 5, and "Charges," beginning on page 19.

Accidental Death Benefit Rider

You may purchase this Rider at any time. The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured’s accidental death. The benefit continues until the Insured reaches Attained Age 70. You will be charged for this Rider: so long as the policy remains In Force and the Rider’s term has not expired; until we have paid the benefit or you decide you no longer need the benefit and let us know in writing at our Home Office. Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.

Base Insured Term Rider

This Rider is available when the policy is In Force. The benefit is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured’s death.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen. You may renew coverage annually until the Insured reaches Attained Age 95, when this Rider's term expires. Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Change Of Insured Rider

You may elect this Rider for no charge at any time. You may change the Insured for a new Insured, subject to insurability and other conditions. The costs and benefits under the policy after the change will be based on, and could change with, the underwriting classification and characteristics of the new Insured, but this Rider's benefit will have no impact on the policy's Death Benefit.

Children’s Insurance Rider

You may purchase term life insurance on any of the Insured's children at any time. Before an expiration date, the policy pays a benefit to the named beneficiary upon the insured child’s death. As long as the policy is In Force, the insurance coverage for each child will continue until the earlier of: 1) the anniversary of the policy on or after the date that the child turns age 22; or 2) the anniversary of the policy on or after the date that the Insured turns age 65.

Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. You will be charged for this Rider: so long as the policy remains In Force and the Rider’s term has not expired; until we have paid the benefit; or you decide you no longer need the benefit and let us know in writing at our Home Office. Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.

Guaranteed Minimum Death Benefit Rider

This Rider is only available when you purchase the policy and has no loan value or Cash Surrender Value. The purpose of this Rider is to keep the death benefit in force and to prevent the policy from lapsing. The benefit is a death benefit payable to the beneficiary you designate, less any policy loans outstanding and any withdrawals.

There is no charge for this Rider during the first three policy years. In the first month of the third Policy year, this charge will begin and after the third Policy year, this Rider ensures that the base Policy will remain In Force even if the Cash Surrender Value is zero or less, as long as: 1) the Rider is in force; 2) the Insured is alive; and 3) you have met the annual Rider Minimum Premium requirement. The annual Rider Minimum Premium is shown on the Policy Data Page and is based on the issue age, sex, Specified Amount, Death Benefit Option and underwriting class of the Insured.

On each policy anniversary, we will determine if the Rider Minimum Premium requirement has been met. This requirement shall be met if the sum of all previous Premium payments under the policy, less any partial withdrawals and existing policy indebtedness is greater than or equal to the sum of the annual Rider Minimum Premiums for the previous policy years. If this requirement is met, the policy is guaranteed to remain in force during the next policy year, provided there are no new loans or partial withdrawals. If this requirement is not met, we will notify you of the Premium payments required in order to continue benefits under this Rider. A grace period of 61 days will be provided and if the required Premiums are not received during this grace period, the Rider will terminate without value. During this grace period, the Rider charge will still apply. During any policy year when benefits are being paid under the Waiver Monthly Deduction Rider, the annual Rider Minimum Premium that policy year will be equal to zero.

Spouse Life Insurance Rider

You may purchase this Rider at any time. The benefit is a death benefit payable to the beneficiary you designate upon the Insured’s spouse’s death; otherwise, the benefit is payable to the Insured. The benefit continues until the anniversary of the Rider on or next following the year in which the Insured's spouse turns age 70, you invoke the Policy Guard Rider, or the policy matures, whichever is earlier. You will be charged for this Rider: so long as the policy remains In Force and the Rider’s term has not expired; until we have paid the benefit; until you invoke the Policy Guard Rider; or until you decide you no longer need the benefit and let us know in writing at our Home Office. Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Otherwise, the benefit of this Rider and the Death Benefit are independent of one another. This Rider has a conversion right. The Insured's spouse may exchange this Rider's benefit for a level premium, level benefit plan or whole life or endowment insurance, subject to limitations.

Waiver of Monthly Deductions Rider

You may purchase this Rider at any time so long as the policy is In Force and it is before the Policy Date on or following when the Insured reaches age 65. If an Insured becomes disabled, as defined in this Rider, for six consecutive months within the first three years from the Policy Date, the benefit is a credit to your policy in an amount necessary to keep the policy In Force. The benefit for subsequent years, however, is a waiver of your policy's monthly charges. So, say you become totally disabled for six consecutive months two years and eight months from the Policy Date. For the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force. After that, the Rider's benefit is a waiver of your policy's monthly charges.

After the first three years from the Policy Date, this Rider's benefit may not be enough to keep your policy from Lapsing without needing to pay additional Premium. Thereafter, with this Rider, it will cost you less, on a monthly basis, to keep the policy In Force.

For how long the benefit lasts depends on the Insured's age when total disability begins. Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65). Between ages 60 and 63, the benefit continues until the Insured turns age 65. From age 63, the benefit lasts only for two years.

Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Premium

This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist. Upon request, we will furnish Premium receipts.

Initial Premium

The amount of your initial Premium will depend on the initial Specified Amount of insurance, the Death Benefit option, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Option Two provides for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Option Two may require a higher amount of initial Premium. Also, the age, health, and activities of the

                 Insured will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be.

Depending on the right to examine law of the state in which you live, initial Net Premium designated to be allocated to the Sub-Accounts may not be so allocated immediately upon our receipt. (Any initial Net Premium designated to be allocated to fixed investment options will be so allocated immediately upon receipt.) If you live in a state that requires us to refund the initial Premium upon exercise of the free-look provision, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free-look period expires. At the expiration of the free-look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer. If you live in a state that requires us to refund the Cash Value upon exercise of the free-look provision, we will allocate all of the initial Net Premium to the available money market Sub-Account. On the next Valuation Period, we will allocate all of the Cash Value to the designated Sub-Accounts based on the allocation instructions in effect at that time.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days thereafter.

You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50, equal to the minimum monthly Premium. The initial Premium payment will not be applied to the policy until the underwriting process is complete.

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•
During the first 3 policy years, the total Premium payments, less any policy Indebtedness, less any partial surrender fee, must be greater than or equal to the minimum Premium requirement in order to guarantee that the policy will remain In Force.

•	After the first 3 policy years, each premium payment must be at least equal to the minimum monthly Premium.

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount At Risk;

•
We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy’s non-modified endowment contract status is in jeopardy;

•
We may require that policy Indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when interest rates are low, when your policy loans exceed 90% of the Cash Value of your Sub-Account portfolio allocations, or when a Premium payment may alter the character of the policy for tax purposes. For more information, see "Lapse," beginning on page 30. We will let you know ahead of time; and

•
We will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page. If you decide to make a subsequent Premium payment, you must send it to our Home Office.

Charges

Please read and consider the following, which we intend to be an amplification (but it may also be duplicative), in conjunction with the fee tables, and the accompanying footnotes, appearing earlier in the prospectus. See "In Summary: Fee Tables," beginning on page 5. Also, see the policy, including the Policy Data Page, and the Riders, for more information.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a Premium Load, which is composed of the sales load and premium taxes. We will deduct all other charges from the policy’s Cash Value (rather than a Premium payment), in proportion to the balances of your Sub-Account portfolio, and the fixed account, allocations. We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios. We will transfer the loan interest charge from your investment options to the loan account. We take the monthly periodic charges in advance and we will not pro-rate any monthly Rider charge should the Rider terminate before the beginning of the next month.

There are also operating charges associated with the Sub-Account portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios. On a daily basis, the manager of each mutual fund that comprises the policy’s available variable investment options deducts operating charges from that mutual fund’s assets before calculating the NAV. (We use

NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Accumulation Units.) In addition, some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to that Sub-Account. The fee is assessed against the amount transferred and is paid to the mutual fund. For more information on the operating charges and short-term trading fees assessed by the mutual funds held by the Sub-Account portfolios, please see the prospectus for the mutual fund and "Short-Term Trading Fees" in this prospectus.

Sales Load

This charge compensates us for our sales expenses. The sales load portion of the Premium Load charge is guaranteed not to exceed $25 per $1,000 of Premium and covers our sales expenses. Currently, this charge is equal to $25 per $1,000 of Premium up to the break point Premium, and $5 per $1,000 of Premium in excess of the break point Premium. The break point Premium is shown in the Policy Data Page. Sales load is assessed at each time each premium payment is submitted. We may earn a profit from this charge.

Premium Taxes

The premium taxes portion of the Premium Load charge is $35 per $1,000 of Premium and reimburses us for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). This amount is an estimated amount. If the actual tax liability is more or less, we will not adjust the charge, so we may profit from it.

Surrender Charges

A surrender charge will apply if you surrender or lapse the policy during the first nine years from the Policy Date and this charge compensates us for policy underwriting and sales expenses. The charge will be deducted proportionally from the Cash Value in each Sub-Account and the fixed account. The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the Specified Amount. We may earn a profit from this charge.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial Specified Amount for policies which are issued on a standard basis (see Appendix C for specific examples).

Initial Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$7.776	$7.521	$8.369	$7.818
35	$8.817	$8.398	$9.811	$8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641

Initial Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$5.776	$5.521	$6.369	$5.818
35	$6.817	$6.398	$7.811	$6.891
45	$9.691	$8.896	$11.387	$9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix C). Ask for an illustration or see the Policy Data Page for more information on your cost.

The surrender charge amount decreases over time and we will deduct the surrender charge based on the following schedule:

Number of Completed Policy Years	Surrender Charge as a Percentage of Initial Surrender Charge
0	100%
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9 and After	0%

There are two components of the surrender charge meant to cover our policy underwriting (the underwriting component) and sales expenses (the sales component), including processing the application; conducting any medical exams; determining insurability (and the Insured’s underwriting class); and establishing policy records. For additional information on the components of this charge, see the Statement of Additional Information.

Partial Surrender Fee

You may request a partial surrender after the first year from the Policy Date while the policy is In Force, and we may charge a $25 partial surrender fee to compensate us for the administrative costs in calculating and generating the surrender amount. However, currently, there is no charge for a partial surrender. The Cash Value available for a partial surrender is subject to any outstanding policy loans.

Short-Term Trading Fees

Some mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the mutual fund (and policy owners with interests allocated in the mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any short-term trading fee assessed by any mutual fund available in conjunction with the policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees. Please refer to the prospectus for each Sub-Account portfolio for more detailed information. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. We will not provide advance notice of the assessment of any applicable short-term trading fee.

For a list of available sub-accounts that assess short-term trading fees, see "Total Annual Sub-Account Portfolio Operating Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the short-term trading fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the fee from that policy owner’s sub-account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

Transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to short-term trading fees. Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging;

•	policy loans or surrenders; or

•	payment of the death benefit proceeds upon the Insured's death.

New share classes of currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new Premium payments and exchange reallocations to the mutual funds in question may be limited to the new share class.

Cost Of Insurance

The cost of insurance charge compensates us for underwriting insurance protection. The cost of insurance charge is the product of the Net Amount At Risk and the cost of insurance rate.

We base the cost of insurance rate on our expectations as to future mortality and expense experience. The cost of insurance rate will vary by: the Insured’s sex; age; underwriting class; any substandard ratings; for how long the policy has been In Force and the Specified Amount. There will be a separate cost of insurance rate for the initial Specified Amount and any increases. The cost of insurance rates will never be greater than those shown on the Policy Data Page that we send you when you issue the policy.

We will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class and any substandard ratings, on whom policies with the same Specified Amount have been In Force for the same length of time. The change could increase your cost of insurance charge, which, accordingly, would decrease your policy’s Cash Value, and the converse is true, too. In contrast, you could cause your cost of insurance charge to decrease with a request to reduce the Specified Amount that also reduces the Net Amount At Risk.

There will be a separate cost of insurance rate for the initial Specified Amount and any Specified Amount increase. An increase in the Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy’s Cost of Insurance Charge to increase. An increase in the Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the Policy.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical polity, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a “non medical” basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged that are medically underwritten.

Mortality And Expense Risk

Though the maximum guaranteed mortality and expense risk charge is higher, currently, we deduct this charge on a daily basis according to the following schedule. During the first through ninth year from the Policy Date, the annualized charge is $8.00 per $1,000 of Cash Value. After the ninth year, this annualized charge is $8.00 per $1,000 on the first $25,000 of Cash Value and $5.00 per $1,000 of additional Cash Value. This charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected.

Administrative

Currently, we deduct $12.50 per month through the first year from the Policy Date for the administrative charge. The maximum guaranteed administrative charge is $25 per month in the first policy year. Thereafter, we currently deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. This charge reimburses us for the costs of maintaining the policy, including for accounting and record-keeping.

Increase Charge

The increase charge is deducted proportionally from the Cash Value in the Sub-Accounts and the fixed account when the Policy Owner requests an increase in the Specified Amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000 of increase. The sales component is equal to $0.54 per year per $1,000 of increase. Together, the maximum charge totals $2.04 per year ($.17 per month).

Policy Loan Interest

We will charge interest on the amount of an outstanding policy loan, at the rate of 6.0% per annum, which will have accrued daily and become due and payable at the end of the year from the Policy Date. If left unpaid, we will add it to the loan amount. As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account, on which interest will accrue and be credited daily. During years two through 14 from the Policy Date, the current and guaranteed interest crediting rate is 5.1%. Thereafter, the current interest crediting rate is 6.0% per annum for all loans (guaranteed minimum of 5.1%). Accordingly, your net cost for an ordinary loan during years one through 14 from the Policy Date is 0.9% per annum currently. Thereafter, there is no cost (a net cost of zero) for a loan currently. For more information, see "Collateral and Interest," beginning on page 30.

Children’s Insurance Rider

The charge for this Rider is $0.43 per $1,000 of Specified Amount of the Rider. This charge compensates us for providing term insurance on the life of each child of the Insured. We will charge for the Rider so long as the policy is In Force and the Rider is in effect. The cost will remain the same, even if you request to change the number of children covered under the Rider. However, we may decline your request to add another child based on our underwriting standards.

Change of Insured Rider

There is no charge for this Rider and you may elect it at any time. The costs and benefits under the policy after the change will be based on, and could change with the underwriting classification and characteristics of the new Insured, but this Rider’s benefit will have no impact on the policy’s death benefit.

Spouse Life Insurance Rider

This charge for this Rider compensates us for providing term insurance on the life of the Insured’s spouse. The charge is the product of the Specified Amount of this Rider and the spouse life insurance cost of insurance rate. We base the spouse life insurance cost of insurance rate on our expectations as to the mortality of the Insured's spouse. The spouse life insurance cost of insurance rate will vary by: the spouse's sex; Attained Age; underwriting class; any substandard ratings; and Specified Amount of the Rider.

Accidental Death Benefit Rider

This charge for this Rider compensates us for providing coverage in the event of the Insured’s accidental death, meaning the Insured’s death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed. The charge is the product of the Specified Amount of this Rider and the accidental death benefit cost of insurance rate. We base the accidental death benefit cost of insurance rate on our expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; and any substandard ratings.

Base Insured Term Rider

This charge for this Rider compensates us for providing term life insurance on the Insured. The charge is the product of the Specified Amount of this Rider and the additional protection cost of insurance rate. We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; any substandard ratings; and the Specified Amount of the Rider.

Waiver of Monthly Deductions Rider

This charge for this Rider compensates us for waiving monthly charges (excluding this Rider's charge) upon the Insured’s total disability, as defined in this Rider, for six consecutive months. However, during the first three years from the Policy Date, we will instead credit your policy with the minimum monthly Premium payment due during the Insured's total disability. The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate. We base the deduction waiver cost rate on our expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by: the Insured's sex; Attained Age; underwriting class; and any substandard ratings.

Guaranteed Minimum Death Benefit Rider

There is no charge for this Rider during the first three policy years. The charge subsequently assessed compensates us for guaranteeing the minimum death benefit. The Rider charge does not vary by insured.

Reduction of Charges

In addition to sales to individuals, the policy may be purchased by corporations and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges) where the size or nature of the group allows us to realize savings with respect to sales, underwriting, administrative or other costs.

We determine the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different Insureds; the total Premium we expect to receive; total Cash Value of commonly owned policies; the nature of the relationship among individual Insureds; the purpose for which the policies are being purchased; the length of time we expect the individual policies to be In Force; and any other circumstances which are rationally related to the expected reduction in expenses.

We may change both the extent and the nature of the reductions. We make the reductions in charges in a way that is not unfairly discriminatory to policy owners and reflects the differences in costs of services we provide.

Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women unless the purchaser is an entity and requests that we use sex non-distinct tables. Thus the policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

A Note On Charges

We make many assumptions and account for many economic and financial factors in establishing fees and charges. As we noted at the beginning of this "Charges" section, the deductions we make under the policy are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the contract exceed the deductions we make during the early stages of policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long term financial product. Accordingly, we have designed the policy with features and underlying investment options that we believe support and encourage long-term ownership. The "In Summary: Fee Tables," beginning on page 5 sets out the costs you incur when you purchase this policy. The following two sections describe: 1) how we use some of those charges to distribute the policy; and 2) how some of the underlying investment options pay us for services we provide to them. Neither of these transactions alters the charges you pay for the policy. Rather, these two sections provide you with information about how we set those charges. You should consider how these transactions may affect any advice you may receive with respect to the policy.

Distribution, Promotional and Sales Expenses

Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances. We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales in the first policy year is 99% of the target Premium plus 4% of any excess Premium. Gross renewal commissions will not exceed 4% of Premium in years two through ten and 1% in policy years 11 and thereafter.

We have the ability to customize the total compensation package of our broker-dealer firms. We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum. Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned Cash Value per year.

The actual amount and/or forms of total compensation we pay depends on factors such as the level of Premiums we receive from respective broker-dealer firms and the scope of services they provide. Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Revenue from Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. Since the variable account purchases fund shares on behalf of all policy holders, it serves as a single shareholder of the fund. By processing aggregated policy owner transactions, we relieve the fund of the expenses of processing individual policy owner transactions. We also pay the costs of selling the policy as outlined in the preceding section. Sales of the policy benefits the funds by allowing policy owners to purchase interests in the Sub-Accounts, which then results in the variable account’s purchase of fund shares. We perform all of the accounting and recordkeeping for the Sub-Accounts, and pay any processing cost associated with the redemption of interests in the Sub-Accounts. The underlying mutual funds understand and acknowledge the value of these services we provide. Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services that we provide (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration or other similar agreements between the underlying mutual fund's adviser (or its affiliates) and us (or our affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund. In setting the charges for this policy, we considered the amount of these payments expected to be received from the underlying mutual funds. Without these payments, our charges would be expected to be higher. We include only funds in the variable account that make these payments for the services we provide.

To Allocate Net Premium And Sub-Account Valuation

When you apply for the policy, you choose how your Net Premium will be allocated among the available Sub-Accounts once the free look period expires. When this actually happens depends on the right to examine law of the state in which you live. Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the Cash Value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the available money market Sub-Account until the free-look period expires. Once your examination right ends, we will transfer the Variable Account Cash Value to your Sub-Account allocations in effect at the time of the transfer. If yours is a state that requires us to refund the Cash Value, we will allocate all of the initial Net Premium to the available money-market Sub-Account. On the next Valuation Period, we will allocate all of the Cash Value to the designated Sub-Accounts based on the allocation instructions in effect at that time. Any initial Net Premium designated to be allocated to fixed investment options will be so allocated immediately upon receipt.

Variable Investment Options

The variable investment options constitute the limitedly available mutual funds, and we have divided the separate account into an equal number of Sub-Account portfolios to account for your allocations. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. (This registration does not involve the SEC's supervision of the management or investment practices or policies of these mutual funds.) The "Available Sub-Accounts" section identifies the available mutual funds, by name, investment type and adviser. Your choices and any changes will appear on the Policy Data Page.

Each Sub-Account portfolio’s assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the Investment Experience of any other Sub-Account portfolio.

The Fixed Investment Option

The Net Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts and funds the fixed investment option. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the Policy Data Page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the actual rate may not exceed the guaranteed interest crediting rate.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of the statements made by prospectus disclosure.

Interest rates are set at the beginning of each calendar quarter. You may receive a different interest rate depending on the rates in effect when you purchase the policy. The rate may also vary for Net Premiums versus a transfer of Accumulation Units from a Sub-Account portfolio. In honoring your request to transfer an amount out of the fixed account, we will do so on a last-in, first out basis (LIFO). Interest we credit to the fixed investment option may not increase the Cash Surrender Value enough to cover the policy’s charges. If not, the policy may Lapse. For more information, see "Lapse," beginning on page 30.

Allocation Of Net Premium And Cash Value

We allocate your Net Premium payments to Sub-Accounts or the fixed account per your instructions. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units. You must specify your Net Premium payments in whole percentages. The sum of allocations must equal 100%.

You may change the allocation of Net Premiums or may transfer Cash Value from one Sub-Account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net Premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Fixed Account Transfers”).

When Accumulation Units Are Valued

We will price Accumulation Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed.

We will not price Accumulation Units on these recognized holidays:

•	New Year's Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving

•	Christmas.

In addition, we will not price Accumulation Units if:

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

•	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. Any transaction you try to effect when we are closed will not happen until the next day the NYSE and we are both open for business.

We will process transactions we receive after the close of the NYSE on the next Valuation Period that we are open.

How Investment Experience Is Determined

Though the number of Accumulation Units will not change as a result of Investment Experience, changes in the net investment factor, as described below, may cause the value of an Accumulation Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the change in Sub-Account values at the end of a Valuation Period. The Accumulation Unit value for a Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) and subtracting (c) from the result where:

(a)	is the sum of:

1.	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

2.	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

(c)
is a factor representing the daily mortality and expense risk charge. This factor is equal to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th, the mortality and expense risk charge is reduced to an annualized rate of 0.50% of the daily net assets of the variable account if the Cash Surrender Value is $25,000 or more each anniversary. For policies issued in New York, the charge is reduced regardless of the Cash Surrender Value on each anniversary.

Cash Value

The policy has a Cash Value. There is no guaranteed Cash Value. Rather, it will be based on the values, and vary with the Investment Experience of the Sub-Account portfolios to which you have allocated Net Premium, as well as the values of, and any daily crediting of interest to, the policy loan (if you have taken a policy loan) and fixed accounts. It will also vary because we deduct the policy's periodic charges from the Cash Value. So, if the policy's Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Accumulation Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Accumulation Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Accumulation Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy’s Cash Value will be reduced by the surrendered amount. Similarly, when we assess charges or deductions, a number of Accumulation Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy’s Cash Value. We make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy’s total Cash Value.

The Cash Value in the policy loan and fixed accounts will be credited interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page. For there to be Cash Value in the policy loan account, you must have taken a policy loan. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 24 and "Policy Loan Interest," beginning on page 22.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations, which will promote a more stable Cash Value and Death Benefit over time. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high. There is no charge for dollar cost averaging, but it does count as a transfer event. For more information regarding transfer events, see "Modes To Make A Transfer," beginning on page 15.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account and the following Sub-Accounts: GVIT Gartmore GVIT Government Bond Fund: Class I, GVIT Gartmore GVIT Money Market Fund: Class I and the Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class. Dollar cost averaging transfers may not be directed to the fixed account.

We will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do so.

The Death Benefit

Calculation Of The Death Benefit Proceeds

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information. We will not dispute the payment of the Death Benefit after the policy has been In Force during the Insured’s lifetime for two years from the Policy Date. The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test you have elected, as discussed in greater detail below. Also, the Death Benefit may vary with the Cash Value of the policy, which will depend on investment performance and take into account any insurance provided by Riders, as well as outstanding Indebtedness and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are two Death Benefit options under the policy. You may choose one.

If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

Option One

The Death Benefit will be the greater of the Specified Amount or the applicable percentage of Cash Value. Under Option One, the amount of the Death Benefit will ordinarily not change for several years to reflect investment performance and may not change at all. If investment performance is favorable, the amount of Death Benefit may increase. To see how and when investment performance may begin to affect Death Benefits, please see the illustrations.

Option Two

The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with investment performance.

In connection with both Death Benefit options, the term "applicable percentage" means:

(1)	250% when the Insured is Attained Age 40 or less at the beginning of a policy year; and

(2)	when the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."

Applicable Percentage of Cash Value Table

Attained Age	Percentage of Cash Value	Attained Age	Percentage of Cash Value	Attained Age	Percentage of Cash Value
0-40	250%	60	130%	80	105%
41	243%	61	128%	81	105%
42	236%	62	126%	82	105%
43	229%	63	124%	83	105%
44	222%	64	122%	84	105%

45	215%	65	120%	85	105%
46	209%	66	119%	86	105%
47	203%	67	118%	87	105%
48	197%	68	117%	88	105%

49	191%	69	116%	89	105%

50	185%	70	115%	90	105%
51	178%	71	113%	91	104%
52	171%	72	111%	92	103%
53	164%	73	109%	93	102%
54	157%	74	107%	94	101%

55	150%	75	105%	95	101%
56	146%	76	105%
57	142%	77	105%
58	138%	78	105%
59	134%	79	105%

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Changes In The Death Benefit Option

After the first year from the Policy Date, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

Upon effecting a Death Benefit option change, we will adjust the Specified Amount so that the Net Amount At Risk remains the same. The policy’s charges going forward will be based on the adjusted Specified Amount causing the charges to be higher or lower than they were prior to the change. We will refuse a Death Benefit option change that would reduce the Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

If Option One is changed to Option Two, policy charges will decrease. If Option Two is changed to Option One, policy charges will increase.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Suicide

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any Indebtedness and any partial surrenders. Similarly, if the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive. We calculate the Cash Surrender Value based on the policy's Cash Value. For more information, see "Cash Value," beginning on page 26. To derive the Cash Surrender Value, we will deduct from the Cash Value Indebtedness and the surrender charge. The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to six months.

Partial Surrender

You may request, in writing to our Home Office, a partial surrender of the policy’s Cash Surrender Value at any time after it has been In Force for one year from the Policy Date. Currently, we do not charge a surrender fee for partial surrenders.

Partial surrenders are permitted if they satisfy the following requirements:

(1)	the minimum amount of any partial surrender is $500;

(2)	partial surrenders may not reduce the specified amount to less than $50,000;

(3)	after a partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

(4)
maximum total partial surrenders in any policy year are limited to 10% of the total net Premium payments applied to the policy. Currently, this requirement is waived beginning in the 15th year if the Cash Surrender Value is $10,000 or more after the withdrawal; and

(5)	after the partial surrender, the policy continues to qualify as life insurance under Section 7702 of the Code.

When a partial surrender is made, the Cash Value will be reduced by the amount of the partial surrender. Under Death Benefit Option One, the Specified Amount is reduced by the amount of the partial surrender, unless the Death Benefit is based on the applicable percentage of Cash Value. In that case, a partial surrender will decrease the Specified Amount proportionally based on the applicable percentage of Cash Value by the amount the partial surrender exceeds the difference between the Death Benefit and Specified Amount.

Partial surrenders may be subject to income tax penalties. They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 32.

Reduction Of Specified Amount On A Partial Surrender

We will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how you have allocated Cash Value among the Sub-Accounts. We will only reduce the Cash Value attributable to the fixed account when that of the Sub-Accounts is insufficient to cover the amount of the partial surrender.

When you take a partial surrender, we will reduce the Specified Amount to ensure that the Net Amount At Risk does not increase. Because your Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy’s cost of insurance. The policy’s charges going forward will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

Any reduction we make to the Specified Amount will be made in the following order:

•	against the most recent increase in the Specified Amount;

•	against the next most recent increases in the Specified Amount in succession; and

•	against the Specified Amount under the original application.

Income Tax Withholding

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

(1)	the value each year of the life insurance protection provided;

(2)	an amount equal to any employer-paid premiums; or

(3)	some or all of the amount by which the current value exceeds the employer’s interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Policy Loans

While the policy is In Force, you may take an advance of money from the Cash Value at any time after the first policy year using the policy as security. We call this advance a policy loan. You must make your request in writing at our Home Office. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount And Interest

The minimum policy loan you may take is $200. Maximum policy Indebtedness is limited to 90% of the Cash Value of the variable account, less any surrender charges, less interest due on the next policy anniversary.

For policies issued in Texas, maximum policy Indebtedness is limited to 90% of the Cash Value in the Sub-Accounts and 100% of the Cash Value in the fixed account, less surrender charges and interest due on the next policy anniversary. For more information, see "Full Surrender," beginning on page 28. We charge interest, at the maximum guaranteed rate of 6% per annum, on the amount of an outstanding loan, which will accrue daily and be payable at the end of each year from the Policy Date. If left unpaid, we will add the interest to the loan amount.

Collateral And Interest

As collateral or security, we will transfer a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations, unless you instruct otherwise. We will only make a transfer from the fixed investment option when sufficient amounts are not available in the Sub-Accounts. The amount taken out of the variable account will not be affected by the variable account's Investment Experience while the loan is outstanding.

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years. Nationwide guarantees the rate will never be lower than 5.1%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Repayment

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured’s lifetime. The minimum repayment is $50. Interest on the loan amount will be due and payable at the end of each year from the Policy Date or at the time of loan repayment. If left unpaid, we will add it to the loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations. While your policy loan is outstanding, we will continue to treat any payments that you make as a Premium payment, unless you instruct otherwise. Similarly, we will apply a loan repayment in the same proportion as your current Sub-Account allocations, unless you instruct otherwise. Specific instructions for repayment procedures are provided at the time of a policy loan.

Net Effect Of Policy Loans
We will charge interest on the loan amount at the same time as the collateral amount will be credited interest. In effect, we will net the loan amount interest rate against the interest crediting rate, so that your actual cost of a policy loan will be less than the loan amount interest rate. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 5. Nevertheless, keep in mind that the Cash Value we transferred to the loan account will neither be affected by the Investment Experience of the Sub-Account portfolios, nor credited with the interest rates accruing on the fixed account. Whether repaid, a policy loan will affect the policy, the net Cash Surrender Value and the Death Benefit. If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse. Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase accordingly.

The amount transferred to the loan account will neither be affected by the Investment Experience of the Sub-Accounts, nor will it be credited with the same interest rates credit to fixed investment option allocations. Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit. If your total indebtedness ever exceeds the policy’s Cash Value, your policy may lapse.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly deduction of periodic charges. There is a Grace Period before your policy will Lapse. Also, you may reinstate a policy that has Lapsed, subject to conditions.

Grace Period

We will send you a notice when the Grace Period begins. The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions. If you do not pay this Premium within 61 days, the policy and all Riders will Lapse. The Grace Period will not alter the operation of the policy or the payment of Proceeds.

The policies will not Lapse during the first three policy years provided that on each monthly anniversary date (1) is greater than or equal to (2), where:

(1)	is the sum of all Premiums paid to date minus any policy Indebtedness, minus any partial surrenders; and

(2)	is the sum of monthly Premiums required since the Policy Date, including the monthly minimum Premium for the current monthly anniversary date.

If (1) is less than (2) and the Cash Surrender Value is less than zero, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to satisfy the minimum Premium requirement. If sufficient Premium is not paid by the end of the Grace Period, the policy will Lapse without value. In any event, the policy will not Lapse as long as there is a positive Cash Surrender Value.

Beginning with the fourth policy year, if the Cash Surrender Value on a monthly anniversary day is not sufficient to cover the current policy charges, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date; and

•	providing further evidence of insurability we may require that is satisfactory to us; and

•	Paying an amount of Premium equal to the minimum monthly Premiums missed since the beginning of the Grace Period, if the policy terminated in the first 3 policy years; or

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period if the policy terminated in the fourth or later policy year; and

•	paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

•	paying or reinstating any Indebtedness against the policy which existed at the end of the Grace Period.

At the same time, you may also reinstate any Riders, but subject to evidence of insurability satisfactory to us.

The effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be set equal to the lesser of:

•	the Cash Value at the end of the Grace Period; or

•	the surrender charge for the year from the Policy Date in which the policy was reinstated.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to the Sub-Accounts in effect at the start of the Grace Period will be reinstated, unless you provide otherwise.

Taxes

The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances. Seek competent tax advice regarding the tax treatment of the policy given your situation. The following discussion provides an overview of the Code’s provisions relating to certain common life insurance policy transactions. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types Of Taxes Of Which To Be Aware

Federal Income Tax. Generally, the United States assesses a tax on income which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount (in 2006, up to $12,000 per recipient) from the value of the gift. In addition, each donor is allowed a credit against the first million dollars in lifetime gifts (calculated after taking into account the $12,000 exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor’s spouse. Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2006, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $2 million amount increases to $3.5 million in 2009. The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.

An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2006, 46%, which will decrease again in 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

Buying The Policy

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as where the premium is paid by someone other than the policy owner). Gifts are not generally included in the recipient’s taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain In The Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the contract will be treated as taxable ordinary income for federal income taxes.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicate that if the number of underlying mutual funds available in a variable insurance product does not exceed twenty, the number of funds alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in the investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy’s compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

Periodic Withdrawals, Non-Periodic Withdrawals And Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract. A contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction, the Cash Value of the policy exceeds the Premiums previously paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being from the Premiums paid into the contract, and then from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner’s "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrender Of The Policy

A full surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy Indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example, when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory backup withholding means we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums;

•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; or

•	interest that is deemed to have been forgiven on a loan that was deemed to have been made by the employer.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging The Policy For Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, modified endowment contract or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be due.

Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old contract. If the contract is subject to policy indebtedness, which is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation Of Death Benefits

Federal Income Tax. The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy is transferred to a new policy owner for valuable consideration, a portion of the Death Benefit may be includable in the beneficiary’s gross income when it is paid.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT liability.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a “terminally ill individual” or a “chronically ill individual,” as those terms are defined in the Code, are treated as death proceeds. These distributions from the policy are subject to the death benefit rules of Section 101 of the Code.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the Death Benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy’s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation’s intended use of the policy.

Taxes And The Value Of Your Policy

For federal income tax purposes, the separate account is not a separate entity from Nationwide Life Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is currently being made against your Accumulation Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units in the separate account.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States, including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the material deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law. We were founded in March, 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account-2

Organization, Registration And Operation

Nationwide VLI Separate Account-2 is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC’s supervision of this account’s management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at NAV. Any dividends and distributions from a Sub-Account portfolio are reinvested at NAV in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account’s assets to pay any of our liabilities other than those arising from the policies. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund or portfolio subject to federal rules and regulations. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion. We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

We do not guarantee any money you place in this separate account. The value of each Sub-Account will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

Addition, Deletion Or Substitution Of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	transfer assets supporting the policies from one Sub-Account to another or from one separate account to another;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

The portfolios that sell their shares to the sub-accounts pursuant to participation agreements also may terminate these agreements and discontinue offering their shares to the sub-accounts. We will not make any such changes without receiving necessary approval(s) of the SEC and applicable state insurance departments. We will notify you of any changes.

Voting Rights

Unless there is a change in existing law, we will vote our shares only as you instruct on all matters submitted to shareholders of the portfolios.

Before a vote of a portfolio’s shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the NAV of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back Nationwide’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are Nationwide: any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. Nationwide intends to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide intends to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer, and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLAIC intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, Nationwide’s motion for summary judgment was denied. On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. Nationwide intends to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information (SAI) contains consolidated financial statements of Nationwide Life Insurance Company and subsidiaries and financial statements of Nationwide VLI Separate Account - 2. You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the consolidated financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the consolidated financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the consolidated financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

The Sub-Account portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. We have entered into agency agreements with certain broker-dealer firms to distribute the policy. Some of those firms have an affiliate that acts as an investment adviser or subadviser to one or more of the underlying funds that are offered under the policy. You have voting rights with respect to the Sub-Accounts. For more information, see "Voting Rights," beginning on page 36.

Please refer to the prospectus for each sub-account portfolio for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This underlying mutual fund is only available in policies issued before September 27, 1999.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This underlying mutual fund is only available in policies issued before May 1, 2005.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

Credit Suisse Trust - Global Small Cap Portfolio
This underlying mutual fund is only available in policies issued before September 27, 1999.
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-Adviser:	Credit Suisse Asset Management L.L.C.
Investment Objective:	Capital appreciation.

Credit Suisse Trust - International Focus Portfolio
This underlying mutual fund is only available in policies issued before September 27, 1999.
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-Adviser:	Credit Suisse Asset Management (Australia ) Limited
Investment Objective:	Long-term capital appreciation.

Credit Suisse Trust - Small Cap Growth Portfolio
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth, current income and growth of income.

Federated Insurance Series - Federated American Leaders Fund II: Primary Shares
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania.
Investment Objective:	Long-term capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Initial Class
This underlying mutual fund is only available in policies issued before May 1, 2002.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in policies issued before May 1, 2006.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This underlying mutual fund is only available in policies issued before May 1, 2006.
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, with preservation of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class I
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class I
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class I
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	To provide as high level of income as is consistent with the preservation of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class I
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destination Funds.
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Leaders Fund: Class I
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VI
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management, L.P.
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT International Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust -GVIT International Value Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:
American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This underlying mutual fund is only available in policies issued before May 1, 2006.
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation and reasonable income.

Neuberger Berman Advisers Management Trust - AMT Balanced Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital and reasonable current income without undue risk to principal.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Growth Portfolio: I Class
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see “Short-Term Trading Fees” earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total investment return which includes current income and capital appreciation in the value of its shares.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income and, secondarily, capital appreciation when consistent with goal of high current income.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in “growth type” companies.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in policies issued before May 1, 2005.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in policies issued before May 1, 2005.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth, and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This underlying mutual fund is only available in policies issued before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in policies issued before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This underlying mutual fund is only available in policies issued before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Discovery Fund
This underlying mutual fund is only available in policies issued before September 27, 1999.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This underlying mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions

Accumulation Unit - The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Attained Age - The Insured’s age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
Break Point Premium - The level annual premium at which sales load is reduced on a current basis.
Cash Surrender Value - The Cash Value, subject to Indebtedness and the surrender charge.

Cash Value - The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily. We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code - The Internal Revenue Code of 1986, as amended.
Death Benefit - The amount we pay to the beneficiary upon the Insured’s death, before payment of any unpaid outstanding loan balances or charges.
FDIC - Federal Deposit Insurance Corporation.
Grace Period - A 61-day period after which the Policy will Lapse if you do not make a sufficient payment.
Home Office - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force - The insurance coverage is in effect.
Indebtedness - The total amount of all outstanding policy loans, including principal and interest due.
Insured - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
Investment Experience - The performance of a mutual fund in which a Sub-Account portfolio invests.
Lapse - The policy terminates without value.
Maturity Date - The policy anniversary on or next following the Insured's 95th birthday.
NCUSIF - Nationwide Credit Union Share Insurance Fund.
Net Amount At Risk - The policy’s base Death Benefit minus the policy’s Cash Value.

Net Asset Value (NAV) - The price of each share of a mutual fund in which a Sub-Account portfolio invests. It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Accumulation Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Accumulation Unit values do reflect these deductions.

Net Premium - Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) - The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the Owner, the beneficiary and the Insured.
Policy Date - The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.

Policy Proceeds or Proceeds - Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy, adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium - The amount of money you pay to begin and continue the policy.

Premium Load - The aggregate of the sales load and premium tax charges.
Rider - An optional benefit you may purchase under the policy.
SEC - The Securities and Exchange Commission.
Specified Amount - The dollar or face amount of insurance coverage the owner selects.
Sub-Accounts - The mechanism we use to account for your allocations of Net Premium and Cash Value among the policy’s variable investment options.
Us, we, our or the company - Nationwide Life Insurance Company.

Valuation Period - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.

You, your or the policy owner or Owner - The person named as the owner in the application, or the person assigned ownership rights.

Appendix C: Illustrations of Surrender Charges

Example 1. A female non-tobacco user, age 45, purchases a policy with a Specified Amount of $50,000 and a scheduled Premium of $750. She now wishes to surrender the policy during the first policy year. By using the “Initial Surrender Charge” table reproduced below (also see "Surrender Charges"), the total surrender charge per thousand, multiplied by the Specified Amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).

Example 2. A male non-tobacco user, age 35, purchases a policy with a Specified Amount of $100,000 and a scheduled Premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02, which is the amount we deduct as a total surrender charge.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial Specified Amount for policies that are issued on a standard basis:

Initial Specified Amount $50,000-$99,999

Issue	Male	Female	Male	Female
Age	Non-Tobacco	Non-Tobacco	Standard	Standard
25	$7.776	$7.521	$8.369	$7.818
35	8.817	8.398	9.811	8.891
45	12.191	11.396	13.887	12.169
55	15.636	14.011	18.415	15.116
65	22.295	19.086	26.577	20.641

Initial Specified Amount $100,000 or More

Issue	Male	Female	Male	Female
Age	Non-Tobacco	Non-Tobacco	Standard	Standard
25	$5.776	$5.521	$6.369	$5.818
35	6.817	6.398	7.811	6.891
45	9.691	8.896	11.387	9.669
55	13.136	11.511	15.915	12.616
65	21.295	18.086	25.577	19.641

Reductions to Surrender Charges

	Surrender Charge		Surrender Charge
Completed	as a % of Initial	Completed	as a % of Initial
Policy Years	Surrender Charges	Policy Years	Surrender Charges
0	100%	5	60%
1	100%	6	50%
2	90%	7	40%
3	80%	8	30%
4	70%	9+	0%

The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner:

Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%	10	20%
1	100%	6	50%	11	15%
2	90%	7	40%	12	10%
3	80%	8	30%	13	5%
4	70%	9	25%	14+	0%

The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact the home office for an illustration.
Nationwide has no plans to change the current surrender charges.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net cash surrender values, and cash values, and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, OH 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No.811-5311.
Securities Act of 1933 Registration File No. 033-42180.

Nationwide VLI Separate Account-2
(Registrant)

Nationwide Life Insurance Company
(Depositor)

One Nationwide Plaza
5100 Rings Road, RR1-04-D4
Columbus, OH 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the individual flexible premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2006 and the prospectuses for the variable investment options. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2006.

1

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Nationwide VLI Separate Account-2

Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on May 7, 1987 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contract issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments. We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 4% of actual premium payment, and that will not exceed 1% in policy years 11 and thereafter.

We have paid no underwriting commissions to NISC for each of this separate account's last three fiscal years.

Services

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to

2

execute trades in the funds. We also act as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies. Without these payments, policy charges would be higher. Only those funds that agree to pay us a fee will be offered in the policy. Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

The financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-2. The policy's cost of insurance depends upon the Insured's sex, issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners’ Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners’ Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). For policies issued in Texas on a standard basis (“Special Class - Standard” in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 CSO. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. We may deduct a "flat extra" which is an additional constant charge per $1,000 of Specified Amount for certain activities or medical conditions of the Insured. We apply the same flat extra to all Insured that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or substandard rating, if any.

The rate class of an insured may affect the cost of insurance rate. We currently place insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

Maximum Surrender Charge and Maximum Surrender Charge Calculation

The surrender charge equals the underwriting component and 26.5% of the sales component. The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies and varies by issue age in the following manner:

Per $1,000 of Initial Specified Amount
Issue Age	Specified Amounts less than $100,000	Specified Amounts $100,000 or more
0-35	$6.00	$4.00
36-55	$7.50	$5.00
56-80	$7.50	$6.50

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The sales expense component will not exceed 26 ½% of the lesser of the Guideline Level Premium required in the first year, or Premiums paid in the first policy year. The sales component is designed to reimburse us for expenses incurred in the distribution of the policies.

The maximum surrender charge under the policy is based on the following calculation.

Maximum Surrender Charge 26.50% multiplied by the lesser of (a) or (b),where:

(a)	= the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

(b)	= Premiums paid by the policy owner during the first two policy years

Plus (c) multiplied by (d) where:

(c)	= the Specified Amount divided by 1,000; and

(d)	= the applicable rate from the "Administrative Target Factor" chart below.

The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no CDSC will be recouped.

Surrender Target Factor

Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
0	0.00	3.35	0.00	2.54
1	0.00	3.38	0.00	2.57
2	0.00	3.50	0.00	2.66
3	0.00	3.64	0.00	2.75
4	0.00	3.78	0.00	2.86
5	0.00	3.93	0.00	2.96
6	0.00	4.09	0.00	3.08
7	0.00	4.27	0.00	3.20
8	0.00	4.45	0.00	3.34
9	0.00	4.65	0.00	3.47
10	0.00	4.87	0.00	3.62
11	0.00	5.09	0.00	3.78
12	0.00	5.33	0.00	3.94
13	0.00	5.57	0.00	4.12
14	0.00	5.82	0.00	4.30
15	0.00	6.07	0.00	4.48
16	0.00	6.31	0.00	4.67
17	0.00	6.55	0.00	4.87
18	5.11	6.80	4.27	5.08
19	5.30	7.05	4.45	5.29
20	5.50	7.32	4.64	5.52
21	5.71	7.60	4.83	5.76
22	5.93	7.90	5.04	6.01
23	6.17	8.22	5.26	6.28
24	6.42	8.57	5.49	6.56
25	6.69	8.94	5.73	6.86
26	6.99	9.34	5.99	7.17
27	7.30	9.77	6.25	7.50
28	7.63	10.22	6.54	7.85
29	7.98	10.71	6.84	8.22
30	8.36	11.23	7.16	8.61
31	8.76	11.79	7.49	9.02
32	9.19	12.38	7.85	9.45
33	9.64	13.01	8.22	9.91
34	10.12	13.67	8.62	10.39
35	10.63	14.38	9.04	10.90
36	11.16	15.12	9.48	11.44
37	11.73	15.92	9.95	12.01
38	12.34	16.75	10.44	12.60
39	12.97	17.64	10.96	13.22
40	13.65	18.58	11.50	13.87

4

Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
41	14.36	19.56	12.07	14.55
42	15.12	20.60	12.67	15.26
43	15.93	21.70	13.30	16.01
44	16.78	22.87	13.97	16.79
45	17.68	24.09	14.68	17.60
46	18.65	25.39	15.42	18.47
47	19.67	26.76	16.21	19.37
48	20.76	28.21	17.05	20.33
49	21.92	29.76	17.93	21.34
50	23.15	31.40	18.87	22.40
51	24.47	33.13	19.87	23.53
52	25.87	34.98	20.93	24.72
53	27.37	36.93	22.05	25.97
54	28.97	38.99	23.25	27.30
55	30.67	41.17	24.51	28.70
56	32.49	43.48	25.86	30.18
57	34.42	45.92	27.31	31.76
58	36.49	48.52	28.86	33.46
59	38.71	51.28	30.52	35.28
60	41.09	54.23	32.32	37.25
61	43.63	57.36	34.26	39.37
62	46.36	60.70	36.35	41.65
63	49.28	64.24	38.59	44.09
64	52.40	67.98	40.99	46.69
65	55.75	71.92	43.56	49.46
66	59.32	76.10	46.32	52.41
67	63.16	80.52	49.30	55.57
68	67.28	85.23	52.52	58.99
69	71.73	90.27	56.04	62.72
70	76.52	95.66	59.88	66.80
71	81.69	101.41	64.08	71.26
72	87.24	107.54	68.67	76.11
73	93.18	114.01	73.64	81.35
74	99.50	120.81	79.03	86.97
75	106.21	127.90	84.84	92.97
76	113.33	135.27	91.10	99.39
77	120.92	142.94	97.88	106.27
78	129.04	150.99	105.24	113.68
79	137.79	159.53	113.28	121.73
80	147.23	168.60	122.07	130.49
81	147.23	168.60	122.07	130.49
82	147.23	168.60	122.07	130.49
83	147.23	168.60	122.07	130.49
84	147.23	168.60	122.07	130.49
85	147.23	168.60	122.07	130.49

Administrative Target Factor

Issue Age	Administrative Target Component With Specified Amount Less Than $100,000	Administrative Target Component With Specified Amount Of $100,000 And More
0 through 35	6.00	4.00
36 through 55	7.50	5.00
56 through 85	7.50	6.50

5

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefit option, face amount, planned periodic Premiums, and Riders requested.

Advertising

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. Both tests are available to flexible premium policies such as this one.

The tables below show, numerically, the requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%

6

Attained Age of Insured	Percentage of Cash Value
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%

Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the cash value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.

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The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.

Policy Year	Percentage of Cash Value
1	302%
2	290%
3	279%
4	269%
5	259%
6	249%
7	240%
8	231%
9	223%
10	215%
11	207%
12	200%
13	193%
14	186%
15	180%
16	174%
17	169%
18	164%
19	159%
20	154%
21	150%
22	146%
23	142%
24	139%
25	136%
26	133%
27	130%
28	127%
29	125%
30	123%
31	121%
32	119%
33	118%
34	116%
35	115%
36	113%
37	112%
38	111%
39	110%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%

State Regulation

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full

8

examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

9

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2005

Assets:
Investments at fair value:

AIM VIF – Basic Value Fund – Series I Shares (AIMBValue) 64,780 shares (cost $723,242)	$801,324

AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp) 3,427 shares (cost $80,818)	84,581

AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev) 15,136 shares (cost $209,244)	243,534

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA) 37,421 shares (cost $866,399)	931,034

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A (AlVPSmCapVA) 59,900 shares (cost $947,285)	1,021,892

American Century VP – Balanced Fund – Class I (ACVPBal) 719,280 shares (cost $4,641,106)	5,394,600

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 1,491,734 shares (cost $11,650,607)	13,947,712

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 484,431 shares (cost $2,849,359)	3,638,078

American Century VP – International Fund – Class I (ACVPInt) 1,213,150 shares (cost $7,008,660)	9,984,223

American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal) 8,838 shares (cost $103,836)	103,400

American Century VP – Ultra® Fund – Class I (ACVPUltra) 74,268 shares (cost $741,915)	770,906

American Century VP – Value Fund – Class I (ACVPVal) 1,645,193 shares (cost $11,873,175)	13,490,584

American Century VP – VistaSM Fund – Class I (ACVPVista) 2,004 shares (cost $29,003)	29,040

American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro) 114,478 shares (cost $1,192,541)	1,174,540

American Century VP III – International Fund – Class III (ACVPInt3) 188,801 shares (cost $1,406,712)	1,553,835

Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen) 73,987 shares (cost $791,291)	958,135

Credit Suisse Trust – International Focus Portfolio (CSIntFoc) 611,185 shares (cost $5,288,366)	7,150,861

Credit Suisse Trust – Small Cap Growth Portfolio (CSSmCapGr) 857,429 shares (cost $9,737,404)	12,767,112

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 122,082 shares (cost $1,796,541)	2,035,114

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 2,386,642 shares (cost $73,887,888)	75,942,933

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) 337,160 shares (cost $11,093,233)	8,793,128

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 155,890 shares (cost $4,858,060)	5,785,092

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 9,954 shares (cost $394,926)	437,574

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 105,875 shares (cost $2,071,060)	2,310,188
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead) 8,347 shares (cost $162,754)	$178,458

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp) 4,322 shares (cost $23,353)	25,412

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 103,458 shares (cost $1,203,176)	1,169,079

Fidelity® VIP – Equity-Income Portfolio: Initial Class (FidVIPEI) 2,881,991 shares (cost $66,908,189)	73,461,953

Fidelity® VIP – Growth Portfolio: Initial Class (FidVIPGr) 2,519,260 shares (cost $109,799,429)	84,899,049

Fidelity® VIP – High Income Portfolio: Initial Class (FidVIPHI) 3,099,775 shares (cost $20,374,134)	19,125,615

Fidelity® VIP – Overseas Portfolio: Initial Class (FidVIPOv) 836,536 shares (cost $10,232,743)	17,241,008

Fidelity® VIP – Overseas Portfolio: Service Class R (FidVIPOvSR) 129,912 shares (cost $2,286,428)	2,663,190

Fidelity® VIP II – Asset Manager Portfolio: Initial Class (FidVIPAM) 1,421,619 shares (cost $21,980,638)	21,381,144

Fidelity® VIP II – Contrafund® Portfolio: Initial Class (FidVIPCon) 2,204,886 shares (cost $53,057,883)	68,417,612

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS) 215,560 shares (cost $2,723,515)	2,733,304

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class (FidVIPGrOp) 240,276 shares (cost $3,457,577)	4,166,391

Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS) 228,007 shares (cost $6,557,395)	7,968,840

Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS) 84,102 shares (cost $1,134,209)	1,174,908

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2) 97,762 shares (cost $1,796,520)	1,846,715

Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class (FidFF2010) 5,921 shares (cost $62,453)	63,773

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class (FidFF2020) 23,922 shares (cost $251,378)	264,821

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030) 3,815 shares (cost $42,433)	42,995

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv) 180,589 shares (cost $3,071,357)	3,270,461

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal) 177,247 shares (cost $2,742,037)	3,016,736

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I (FrVIPForSec) 87,702 shares (cost $1,189,905)	1,389,201

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3) 4,366 shares (cost $61,780)	61,912

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3 (TmDevMktS3) 58,860 shares (cost $572,337)	641,574

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 44,615 shares (cost $658,531)	695,994

Gartmore GVIT – Dreyfus International Value Fund – Class I (GVITDryIntVal) 62,962 shares (cost $941,004)	1,045,791

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI) 415,797 shares (cost $6,046,506)	7,218,238

Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts) 178,186 shares (cost $1,997,012)	2,330,678

	(Continued	)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc) 44,563 shares (cost $352,402)	$346,257

Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1) 58,335 shares (cost $732,965)	738,521

Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth) 73,662 shares (cost $771,071)	761,667

Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech) 152,000 shares (cost $529,779)	585,200

Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1) 138,435 shares (cost $1,561,399)	1,403,732

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 990,741 shares (cost $11,969,683)	11,433,156

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 1,480,294 shares (cost $22,609,033)	16,949,366

Gartmore GVIT – International Growth Fund: Class I (GVITIntGro) 77,377 shares (cost $627,036)	712,646

Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr) 47,079 shares (cost $1,072,023)	1,278,194

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 26,582,826 shares (cost $26,582,826)	26,582,826

Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund) 6,326,889 shares (cost $88,844,681)	74,973,633

Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead) 31,896 shares (cost $441,124)	411,145

Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr) 79,304 shares (cost $1,127,118)	1,260,932

Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal) 1,182,187 shares (cost $13,840,857)	13,630,613

Gartmore GVIT – Small Company Fund: Class I (GVITSmComp) 1,324,659 shares (cost $26,879,628)	30,175,732

Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro) 93,316 shares (cost $1,034,227)	1,006,877

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec) 105,169 shares (cost $1,043,387)	1,027,502

Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal) 70,574 shares (cost $784,554)	813,720

Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3) 60,154 shares (cost $925,435)	996,147

Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3) 110,773 shares (cost $1,414,075)	1,448,909

Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3) 21,139 shares (cost $168,065)	164,035

Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3) 41,813 shares (cost $464,919)	433,188

Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3) 100,191 shares (cost $372,392)	388,740

Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg) 160,696 shares (cost $1,818,678)	1,923,528

Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon) 58,056 shares (cost $599,197)	596,239

Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod) 524,670 shares (cost $5,561,361)	5,981,237

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg) 446,028 shares (cost $4,821,900)	5,280,966

	(Continued	)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon) 215,229 shares (cost $2,288,766)	$2,348,149

Janus AS – Balanced Portfolio – Service Shares (JanBal) 8,348 shares (cost $206,085)	222,225

Janus AS – Forty Portfolio – Service Shares (JanCapAp) 97,041 shares (cost $2,148,960)	2,663,778

Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 298,871 shares (cost $929,726)	1,183,529

Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 82,354 shares (cost $2,105,831)	2,896,383

Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares (JanRMgLgCap) 20,214 shares (cost $271,276)	251,870

MFS® VITSM– MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI) 31,492 shares (cost $284,928)	311,770

MFS® VITSM– MFS Value Series – Initial Class (MFSVITValIn) 27,943 shares (cost $327,985)	349,845

Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt) 61,130 shares (cost $673,480)	714,004

Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg) 5,267 shares (cost $84,011)	87,223

Neuberger Berman AMT – Balanced Portfolio®– I Class Shares (NBAMTBal) 4,179 shares (cost $38,307)	43,543

Neuberger Berman AMT – Growth Portfolio®– I Class Shares (NBAMTGro) 1,208,912 shares (cost $11,366,979)	16,670,901

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard) 112,011 shares (cost $1,532,318)	1,960,201

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat) 315,558 shares (cost $4,186,644)	3,988,655

Neuberger Berman AMT – Partners Portfolio®– I Class Shares (NBAMTPart) 1,276,563 shares (cost $19,686,355)	27,331,204

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class Shares (NBAMTSocRes) 12,316 shares (cost $172,708)	183,629

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc) 8,374 shares (cost $110,898)	118,573

Neuberger Berman AMT – Mid Cap Growth Portfolio®– S Class Shares (NBAMTMCGrS) 13,218 shares (cost $233,404)	265,815

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro) 39,176 shares (cost $1,703,674)	1,934,917

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp) 335,680 shares (cost $10,154,637)	12,930,378

Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec) 1,081,195 shares (cost $23,958,041)	36,090,277

Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc) 68,257 shares (cost $569,342)	576,091

Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund) 88,523 shares (cost $1,773,161)	1,928,922

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap) 36,799 shares (cost $544,242)	632,214

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class (OppMultStr) 826,502 shares (cost $12,825,167)	14,108,383

Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3) 88,661 shares (cost $2,688,054)	2,974,560

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class (OppBdFd) 1,005,698 shares (cost $11,082,319)	11,253,761

	(Continued	)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Putnam VT IB – Growth & Income Fund – IB Shares (PVTGroInc) 4,247 shares (cost $105,338)	$111,917

Putnam VT IB – International Equity Fund – IB Shares (PVTIntEq) 19,715 shares (cost $297,121)	320,570

Putnam VT IB – Voyager II Fund – IB Shares (PVTVoyII) 3,749 shares (cost $100,872)	107,046

T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII) 25,372 shares (cost $241,039)	242,048

T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2) 14,939 shares (cost $334,508)	325,073

T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio – Class II (TRLimTrmBnd2) 7,058 shares (cost $34,579)	34,516

Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd) 258,165 shares (cost $3,193,455)	3,105,723

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 449,557 shares (cost $5,792,886)	8,950,689

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 376,832 shares (cost $6,780,336)	10,453,326

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI) 31,559 shares (cost $363,326)	363,874

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 294,413 shares (cost $2,551,286)	2,661,494

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 872,121 shares (cost $14,110,951)	20,128,564

Wells Fargo VTF SM– Wells Fargo Advantage Discovery Fund VT (StDisc2) 543,235 shares (cost $6,052,202)	7,789,985

Wells Fargo VTF SM– Wells Fargo Advantage Opportunity Fund VT (StOpp2) 1,386,020 shares (cost $27,498,244)	33,569,415

Total Investments	929,334,020

Accounts Receivable	81,391

Total Assets	929,415,411

Accounts Payable	15,651

Contract Owners Equity (note 7)	$929,399,760

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AlVPGrIncA	AlVPSmCapVA	ACVPBal	ACVPCapAp
Reinvested dividends	$12,961,447	698	52	–	17,016	6,654	100,614	–
Mortality and expense risk charges (note 3)	(6,204,997)	(5,089)	(1,017)	(1,518)	(5,456)	(6,129)	(37,761)	(91,300)

Net investment income (loss)	6,756,450	(4,391)	(965)	(1,518)	11,560	525	62,853	(91,300)

Proceeds from mutual fund shares sold	218,636,378	87,221	258,315	104,906	451,884	320,096	998,746	1,930,642
Cost of mutual fund shares sold	(212,833,981)	(76,310)	(252,445)	(90,244)	(402,020)	(288,562)	(1,012,491)	(2,064,441)

Realized gain (loss) on investments	5,802,397	10,911	5,870	14,662	49,864	31,534	(13,745)	(133,799)
Change in unrealized gain (loss) on investments	44,234,328	23,967	787	9,434	(18,971)	(14,639)	175,002	2,711,854

Net gain (loss) on investments	50,036,725	34,878	6,657	24,096	30,893	16,895	161,257	2,578,055

Reinvested capital gains	13,179,108	8,914	–	–	–	40,190	2,138	–

Net increase (decrease) in contract owners’ equity resulting from operations	$69,972,283	39,401	5,692	22,578	42,453	57,610	226,248	2,486,755

Investment activity:	ACVPIncGr	ACVPInt	ACVPMidCpVal	ACVPUltra	ACVPVal	ACVPVista	ACVPInflaPro	ACVPInt3
Reinvested dividends	$75,116	129,128	860	–	117,600	–	46,958	–
Mortality and expense risk charges (note 3)	(25,855)	(71,955)	(228)	(4,830)	(93,153)	(24)	(7,201)	(5,345)

Net investment income (loss)	49,261	57,173	632	(4,830)	24,447	(24)	39,757	(5,345)

Proceeds from mutual fund shares sold	949,930	3,190,423	6,660	869,001	2,596,963	1,979	207,084	1,444,777
Cost of mutual fund shares sold	(702,357)	(2,759,749)	(6,660)	(843,519)	(2,156,750)	(1,933)	(209,614)	(1,406,029)

Realized gain (loss) on investments	247,573	430,674	–	25,482	440,213	46	(2,530)	38,748
Change in unrealized gain (loss) on investments	(159,572)	631,256	(435)	(39,774)	(1,258,011)	37	(28,790)	147,123

Net gain (loss) on investments	88,001	1,061,930	(435)	(14,292)	(817,798)	83	(31,320)	185,871

Reinvested capital gains	–	–	2,402	–	1,360,674	–	568	–

Net increase (decrease) in contract owners’ equity resulting from operations	$137,262	1,119,103	2,599	(19,122)	567,323	59	9,005	180,526

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	CSGPVen	CSIntFoc	CSSmCapGr	DrySmCapIxS	DryStkIx	DrySRGro	DryVIFApp	DryVIFDevLd
Reinvested dividends	$–	61,630	–	–	1,233,986	–	1,034	–
Mortality and expense risk charges (note 3)	(5,963)	(45,437)	(89,573)	(11,733)	(501,301)	(62,999)	(41,232)	(2,552)

Net investment income (loss)	(5,963)	16,193	(89,573)	(11,733)	732,685	(62,999)	(40,198)	(2,552)

Proceeds from mutual fund shares sold	603,350	1,268,509	2,924,042	961,109	11,686,897	1,038,037	1,140,919	138,086
Cost of mutual fund shares sold	(423,882)	(1,013,529)	(1,894,617)	(796,869)	(13,230,613)	(1,599,838)	(932,253)	(132,615)

Realized gain (loss) on investments	179,468	254,980	1,029,425	164,240	(1,543,716)	(561,801)	208,666	5,471
Change in unrealized gain (loss) on investments	(46,376)	790,968	(1,440,310)	(35,007)	3,730,757	868,402	43,167	16,850

Net gain (loss) on investments	133,092	1,045,948	(410,885)	129,233	2,187,041	306,601	251,833	22,321

Reinvested capital gains	–	–	–	5,886	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$127,129	1,062,141	(500,458)	123,386	2,919,726	243,602	211,635	19,769

Investment activity:	DryVIFGrInc	FedAmLead	FedCapAp	FedQualBd	FidVIPEI	FidVIPGr	FidVIPHI	FidVIPOv
Reinvested dividends	$31,154	2,172	268	40,890	1,197,330	429,060	3,233,590	121,422
Mortality and expense risk charges (note 3)	(15,110)	(1,035)	(150)	(7,255)	(508,729)	(599,889)	(134,740)	(113,771)

Net investment income (loss)	16,044	1,137	118	33,635	688,601	(170,829)	3,098,850	7,651

Proceeds from mutual fund shares sold	369,857	34,788	4,392	261,122	7,136,967	10,078,859	20,034,442	4,566,871
Cost of mutual fund shares sold	(401,930)	(33,468)	(3,964)	(266,371)	(7,575,313)	(14,087,593)	(19,960,505)	(3,355,837)

Realized gain (loss) on investments	(32,073)	1,320	428	(5,249)	(438,346)	(4,008,734)	73,937	1,211,034
Change in unrealized gain (loss) on investments	73,967	4,839	(356)	(28,170)	691,808	8,161,191	(2,837,088)	1,417,693

Net gain (loss) on investments	41,894	6,159	72	(33,419)	253,462	4,152,457	(2,763,151)	2,628,727

Reinvested capital gains	–	–	–	7,014	2,631,172	–	–	95,026

Net increase (decrease) in contract owners’ equity resulting from operations	$57,938	7,296	190	7,230	3,573,235	3,981,628	335,699	2,731,404

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidVIPOvSR	FidVIPAM	FidVIPCon	FidVIPIGBdS	FidVIPGrOp	FidVIPMCapS	FidVIPVaIS	FidVIPCon2
Reinvested dividends	$–	601,128	179,636	34,232	39,526	–	–	6,512
Mortality and expense risk charges (note 3)	(5,997)	(150,713)	(434,576)	(13,495)	(27,242)	(41,647)	(9,405)	(3,740)

Net investment income (loss)	(5,997)	450,415	(254,940)	20,737	12,284	(41,647)	(9,405)	2,772

Proceeds from mutual fund shares sold	103,924	2,945,551	5,570,845	362,578	1,763,807	1,229,791	1,399,317	457,142
Cost of mutual fund shares sold	(92,778)	(3,295,192)	(4,878,356)	(366,603)	(2,005,790)	(955,473)	(1,417,220)	(407,734)

Realized gain (loss) on investments	11,146	(349,641)	692,489	(4,025)	(241,983)	274,318	(17,903)	49,408
Change in unrealized gain (loss) on investments	376,763	564,829	9,019,770	(13,301)	525,041	801,405	(45,834)	50,196

Net gain (loss) on investments	387,909	215,188	9,712,259	(17,326)	283,058	1,075,723	(63,737)	99,604

Reinvested capital gains	–	7,706	11,226	20,900	–	79,678	59,032	85,592

Net increase (decrease) in contract owners’ equity resulting from operations	$381,912	673,309	9,468,545	24,311	295,342	1,113,754	(14,110)	187,968

Investment activity:	FidFF2010	FidFF2020	FidFF2030	FrVIPRisDiv	FTVIPSmCpVal	FrVIPForSec	FrVIPGISec3	TmDevMktS3
Reinvested dividends	$276	1,428	228	33,490	25,566	21,818	3,258	1,860
Mortality and expense risk charges (note 3)	(63)	(468)	(60)	(18,844)	(19,111)	(9,455)	(150)	(937)

Net investment income (loss)	213	960	168	14,646	6,455	12,363	3,108	923

Proceeds from mutual fund shares sold	12,245	2,661	283	812,134	822,303	689,681	47,925	84,557
Cost of mutual fund shares sold	(12,203)	(2,485)	(268)	(740,075)	(674,572)	(585,987)	(51,702)	(76,148)

Realized gain (loss) on investments	42	176	15	72,059	147,731	103,694	(3,777)	8,409
Change in unrealized gain (loss) on investments	1,320	13,443	563	(2,803)	40,513	20,664	132	69,238

Net gain (loss) on investments	1,362	13,619	578	69,256	188,244	124,358	(3,645)	77,647

Reinvested capital gains	–	–	–	19,938	17,618	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,575	14,579	746	103,840	212,317	136,721	(537)	78,570

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FrVIPForSec3	GVITDryIntVal	GVITDMidCapI	GVITEmMrkts	GVITFHiInc	GVITGlFin1	GVITGlHlth	GVITGlTech
Reinvested dividends	$1,502	18,256	70,358	12,794	34,760	12,098	–	–
Mortality and expense risk charges (note 3)	(1,013)	(8,822)	(45,682)	(14,247)	(2,846)	(4,564)	(7,197)	(5,066)

Net investment income (loss)	489	9,434	24,676	(1,453)	31,914	7,534	(7,197)	(5,066)

Proceeds from mutual fund shares sold	63,815	991,125	2,004,569	902,408	1,297,315	314,478	733,040	485,802
Cost of mutual fund shares sold	(61,042)	(867,719)	(1,368,109)	(808,962)	(1,314,966)	(305,727)	(709,962)	(567,367)

Realized gain (loss) on investments	2,773	123,406	636,460	93,446	(17,651)	8,751	23,078	(81,565)
Change in unrealized gain (loss) on investments	37,464	(63,445)	(355,770)	292,891	(11,541)	(21,076)	(32,124)	42,968

Net gain (loss) on investments	40,237	59,961	280,690	386,337	(29,192)	(12,325)	(9,046)	(38,597)

Reinvested capital gains	–	53,106	415,044	193,400	–	67,106	88,424	–

Net increase (decrease) in contract owners’ equity resulting from operations	$40,726	122,501	720,410	578,284	2,722	62,315	72,181	(43,663)

Investment activity:	GVITGlUtl1	GVITGvtBd	GVITGrowth	GVITIntGro	GVITSMdCpGr	GVITMyMkt	GVITNWFund	GVITLead
Reinvested dividends	$29,408	449,734	13,648	4,000	–	785,059	671,606	4,396
Mortality and expense risk charges (note 3)	(9,660)	(86,305)	(117,659)	(3,294)	(8,160)	(211,061)	(523,221)	(2,022)

Net investment income (loss)	19,748	363,429	(104,011)	706	(8,160)	573,998	148,385	2,374

Proceeds from mutual fund shares sold	1,284,978	3,387,514	1,729,831	321,645	381,582	42,855,390	5,505,017	328,770
Cost of mutual fund shares sold	(1,195,274)	(3,564,138)	(4,464,855)	(282,790)	(323,397)	(42,855,390)	(8,036,919)	(317,166)

Realized gain (loss) on investments	89,704	(176,624)	(2,735,024)	38,855	58,185	–	(2,531,902)	11,604
Change in unrealized gain (loss) on investments	(229,966)	99,562	3,772,943	69,474	61,864	–	7,142,405	(39,955)

Net gain (loss) on investments	(140,262)	(77,062)	1,037,919	108,329	120,049	–	4,610,503	(28,351)

Reinvested capital gains	195,266	22,538	–	1,588	–	–	–	56,438

Net increase (decrease) in contract owners’ equity resulting from operations	$74,752	308,905	933,908	110,623	111,889	573,998	4,758,888	30,461

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec	GVITCVal	GVITDryIntVal3	GVITEmMrkts3
Reinvested dividends	$–	9,082	–	–	42,222	11,888	6,104	1,124
Mortality and expense risk charges (note 3)	(9,083)	(93,901)	(187,960)	(6,036)	(6,846)	(4,727)	(2,216)	(1,816)

Net investment income (loss)	(9,083)	(84,819)	(187,960)	(6,036)	35,376	7,161	3,888	(692)

Proceeds from mutual fund shares sold	1,209,302	5,085,957	3,821,896	528,475	543,792	226,707	166,198	174,584
Cost of mutual fund shares sold	(1,076,496)	(3,748,191)	(3,093,968)	(503,537)	(536,327)	(192,787)	(165,584)	(165,190)

Realized gain (loss) on investments	132,806	1,337,766	727,928	24,938	7,465	33,920	614	9,394
Change in unrealized gain (loss) on investments	(49,894)	(2,634,618)	(995,207)	(91,765)	(34,567)	(30,719)	70,712	34,834

Net gain (loss) on investments	82,912	(1,296,852)	(267,279)	(66,827)	(27,102)	3,201	71,326	44,228

Reinvested capital gains	–	1,564,872	3,550,094	161,958	5,570	20,414	11,850	104,312

Net increase (decrease) in contract owners’ equity resulting from operations	$73,829	183,201	3,094,855	89,095	13,844	30,776	87,064	147,848

Investment activity:	GVITFHiInc3	GVITGlHlth3	GVITGlTech3	GVITIDAgg	GVITIDCon	GVITIDMod	GVITIDModAgg	GVITIDModCon
Reinvested dividends	$8,010	–	–	33,224	17,016	124,356	101,682	57,648
Mortality and expense risk charges (note 3)	(463)	(882)	(558)	(11,594)	(4,498)	(34,705)	(34,789)	(19,921)

Net investment income (loss)	7,547	(882)	(558)	21,630	12,518	89,651	66,893	37,727

Proceeds from mutual fund shares sold	73,080	158,474	66,900	680,705	154,773	520,369	692,478	424,511
Cost of mutual fund shares sold	(72,586)	(157,616)	(65,263)	(589,052)	(149,367)	(405,370)	(513,504)	(380,306)

Realized gain (loss) on investments	494	858	1,637	91,653	5,406	114,999	178,974	44,205
Change in unrealized gain (loss) on investments	(4,029)	(31,731)	16,348	(4,619)	(15,757)	(43,991)	(41,664)	(45,321)

Net gain (loss) on investments	(3,535)	(30,873)	17,985	87,034	(10,351)	71,008	137,310	(1,116)

Reinvested capital gains	–	41,196	–	35,342	13,526	93,246	102,524	40,334

Net increase (decrease) in contract owners’ equity resulting from operations	$4,012	9,441	17,427	144,006	15,693	253,905	306,727	76,945

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	JanBal	JanCapAp	JanGlTech	JanIntGro	JanRMgLgCap	MFSVITInvGrwI	MFSVITValIn	NBAMTInt
Reinvested dividends	$4,266	216	–	22,346	3,090	1,156	1,758	784
Mortality and expense risk charges (note 3)	(976)	(16,678)	(7,187)	(13,181)	(1,517)	(2,045)	(1,737)	(898)

Net investment income (loss)	3,290	(16,462)	(7,187)	9,165	1,573	(889)	21	(114)

Proceeds from mutual fund shares sold	13,545	827,187	310,190	651,530	109,024	105,577	77,902	95,972
Cost of mutual fund shares sold	(12,676)	(623,242)	(213,999)	(383,063)	(104,776)	(97,658)	(68,240)	(96,028)

Realized gain (loss) on investments	869	203,945	96,191	268,467	4,248	7,919	9,662	(56)
Change in unrealized gain (loss) on investments	11,177	86,853	20,130	291,505	(20,802)	9,290	4,912	40,524

Net gain (loss) on investments	12,046	290,798	116,321	559,972	(16,554)	17,209	14,574	40,468

Reinvested capital gains	–	–	–	–	41,532	–	5,236	3,464

Net increase (decrease) in contract owners’ equity resulting from operations	$15,336	274,336	109,134	569,137	26,551	16,320	19,831	43,818

Investment activity:	NBAMTReg	NBAMTBal	NBAMTGro	NBAMTGuard	NBAMTLMat	NBAMTPart	NBAMTSocRes	NBAMTFasc
Reinvested dividends	$–	364	–	2,954	119,612	254,928	–	–
Mortality and expense risk charges (note 3)	(171)	(255)	(114,795)	(12,567)	(29,813)	(159,203)	(1,548)	(632)

Net investment income (loss)	(171)	109	(114,795)	(9,613)	89,799	95,725	(1,548)	(632)

Proceeds from mutual fund shares sold	79,229	19,489	3,741,983	667,891	2,103,670	4,270,735	187,497	14,654
Cost of mutual fund shares sold	(79,120)	(17,751)	(2,912,257)	(425,970)	(2,182,073)	(3,335,356)	(165,441)	(12,893)

Realized gain (loss) on investments	109	1,738	829,726	241,921	(78,403)	935,379	22,056	1,761
Change in unrealized gain (loss) on investments	3,213	637	1,131,493	(74,766)	21,009	2,841,210	(11,609)	1,137

Net gain (loss) on investments	3,322	2,375	1,961,219	167,155	(57,394)	3,776,589	10,447	2,898

Reinvested capital gains	–	–	–	–	–	5,916	344	572

Net increase (decrease) in contract owners’ equity resulting from operations	$3,151	2,484	1,846,424	157,542	32,405	3,878,230	9,243	2,838

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	NBAMTMCGrS	OppAggGro	OppCapAp	OppGlSec	OppHighInc	OppMSFund	OppMSSmCap	OppMultStr
Reinvested dividends	$–	–	120,544	378,434	44,126	20,230	–	257,242
Mortality and expense risk charges (note 3)	(1,542)	(14,677)	(90,846)	(242,707)	(3,694)	(10,511)	(4,033)	(103,246)

Net investment income (loss)	(1,542)	(14,677)	29,698	135,727	40,432	9,719	(4,033)	153,996

Proceeds from mutual fund shares sold	454,551	1,790,456	3,264,292	6,134,610	567,172	567,550	180,970	2,619,476
Cost of mutual fund shares sold	(407,509)	(1,524,674)	(2,440,072)	(4,677,749)	(560,976)	(493,646)	(153,773)	(2,561,465)

Realized gain (loss) on investments	47,042	265,782	824,220	1,456,861	6,196	73,904	27,197	58,011
Change in unrealized gain (loss) on investments	2,625	(73,853)	(343,491)	2,816,700	(35,276)	(4,654)	16,728	(289,228)

Net gain (loss) on investments	49,667	191,929	480,729	4,273,561	(29,080)	69,250	43,925	(231,217)

Reinvested capital gains	–	–	–	–	–	–	13,920	525,540

Net increase (decrease) in contract owners’ equity resulting from operations	$48,125	177,252	510,427	4,409,288	11,352	78,969	53,812	448,319

Investment activity:	OppGlSec3	OppBdFd	PVTGroInc	PVTIntEq	PVTVoyII	TRPBluChpGrII	TRowEqInc2	TRLimTrmBnd2
Reinvested dividends	$–	633,812	1,504	2,226	424	238	2,016	200
Mortality and expense risk charges (note 3)	(7,511)	(78,129)	(630)	(1,454)	(242)	(244)	(602)	(36)

Net investment income (loss)	(7,511)	555,683	874	772	182	(6)	1,414	164

Proceeds from mutual fund shares sold	150,016	2,709,596	52,801	128,803	6,342	3,250	143,979	163
Cost of mutual fund shares sold	(137,745)	(2,703,806)	(48,567)	(110,377)	(5,547)	(3,082)	(141,559)	(164)

Realized gain (loss) on investments	12,271	5,790	4,234	18,426	795	168	2,420	(1)
Change in unrealized gain (loss) on investments	286,506	(330,503)	(87)	9,869	3,168	1,009	(9,434)	(62)

Net gain (loss) on investments	298,777	(324,713)	4,147	28,295	3,963	1,177	(7,014)	(63)

Reinvested capital gains	–	–	–	–	–	–	12,064	–

Net increase (decrease) in contract owners’ equity resulting from operations	$291,266	230,970	5,021	29,067	4,145	1,171	6,464	101

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	VEWrldBd	VEWrldEMkt	VEWrldHAs	VKoreFI	VKEmMkt	VKUSRealEst	StDisc2	StOpp2
Reinvested dividends	$260,362	53,150	24,490	9,322	190,476	235,012	–	–
Mortality and expense risk charges (note 3)	(25,892)	(47,430)	(57,761)	(1,780)	(14,289)	(135,089)	(54,490)	(239,912)

Net investment income (loss)	234,470	5,720	(33,271)	7,542	176,187	99,923	(54,490)	(239,912)

Proceeds from mutual fund shares sold	934,950	1,545,784	2,911,887	39,892	1,248,734	4,440,629	1,245,123	5,132,179
Cost of mutual fund shares sold	(962,237)	(849,369)	(1,553,305)	(40,334)	(1,214,500)	(2,531,450)	(955,470)	(5,622,228)

Realized gain (loss) on investments	(27,287)	696,415	1,358,582	(442)	34,234	1,909,179	289,653	(490,049)
Change in unrealized gain (loss) on investments	(346,641)	1,334,255	1,986,081	246	24,829	366,974	(437,422)	3,022,828

Net gain (loss) on investments	(373,928)	2,030,670	3,344,663	(196)	59,063	2,276,153	(147,769)	2,532,779

Reinvested capital gains	–	–	–	1,912	40,480	519,092	715,214	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(139,458)	2,036,390	3,311,392	9,258	275,730	2,895,168	512,955	2,292,867

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2005 and 2004

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,756,450	4,909,183	(4,391)	(3,551)	(965)	(653)	(1,518)	(855)
Realized gain (loss) on investments	5,802,397	(2,276,513)	10,911	11,559	5,870	7,449	14,662	4,921
Change in unrealized gain (loss) on investments	44,234,328	79,434,320	23,967	40,599	787	(5,301)	9,434	20,230
Reinvested capital gains	13,179,108	5,894,860	8,914	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	69,972,283	87,961,850	39,401	48,607	5,692	1,495	22,578	24,296

Equity transactions:
Purchase payments received from contract owners (note 6)	63,121,158	69,481,040	88,640	35,522	6,876	29,196	20,052	13,168
Transfers between funds	–	–	62,224	493,566	17,342	(26,360)	(14,078)	148,686
Surrenders (note 6)	(69,500,794)	(73,138,728)	(29,194)	(101,278)	(994)	(10,006)	(10,546)	(582)
Death benefits (note 4)	(3,794,134)	(4,542,616)	(106)	–	–	–	–	–
Net policy repayments (loans) (note 5)	898,160	3,031,442	(3,764)	7,288	10	–	(306)	(684)
Deductions for surrender charges (note 2d)	(1,252,942)	(1,863,380)	(88)	(472)	(118)	(164)	(62)	(8)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,231,780)	(45,778,018)	(26,368)	(15,900)	(2,562)	(2,518)	(12,998)	(7,884)
Asset charges (note 3):
MSP contracts	(402,742)	(401,693)	(21)	(37)	(17)	–	(59)	(16)
LSFP contracts	(424,918)	(408,347)	(72)	(81)	(5)	(8)	(200)	(191)
Adjustments to maintain reserves	387,993	(276,260)	43	84	6	54	(28)	88

Net equity transactions	(56,199,999)	(53,896,560)	91,294	418,692	20,538	(9,806)	(18,225)	152,577

Net change in contract owners’ equity	13,772,284	34,065,290	130,695	467,299	26,230	(8,311)	4,353	176,873
Contract owners’ equity beginning of period	915,627,476	881,562,186	670,737	203,438	58,400	66,711	239,247	62,374

Contract owners’ equity end of period	$929,399,760	915,627,476	801,432	670,737	84,630	58,400	243,600	239,247

CHANGES IN UNITS:
Beginning units	39,381,106	42,122,919	46,810	15,645	4,476	5,411	16,082	4,816

Units purchased	15,006,946	8,772,462	30,105	39,833	1,956	2,721	2,056	11,990
Units redeemed	(13,683,428)	(11,514,275)	(23,809)	(8,668)	(440)	(3,656)	(3,102)	(724)

Ending units	40,704,624	39,381,106	53,106	46,810	5,992	4,476	15,036	16,082

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AlVPGrIncA		AlVPSmCapVA		ACVPBal		ACVPCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$11,560	2,918	525	(2,417)	62,853	51,554	(91,300)	(93,439)
Realized gain (loss) on investments	49,864	24,986	31,534	41,561	(13,745)	(32,159)	(133,799)	(620,237)
Change in unrealized gain (loss) on investments	(18,971)	50,846	(14,639)	68,703	175,002	457,056	2,711,854	1,468,614
Reinvested capital gains	–	–	40,190	8,078	2,138	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	42,453	78,750	57,610	115,925	226,248	476,451	2,486,755	754,938

Equity transactions:
Purchase payments received from contract owners (note 6)	128,310	127,076	88,588	49,214	327,960	391,466	991,958	1,058,944
Transfers between funds	100,470	398,776	116,956	631,852	(112,376)	23,106	188,038	(952,342)
Surrenders (note 6)	(210,372)	(64,460)	(39,544)	(86,583)	(405,472)	(473,397)	(822,808)	(1,043,813)
Death benefits (note 4)	–	–	(90)	–	(38,842)	(57,230)	(76,010)	(30,998)
Net policy repayments (loans) (note 5)	(178)	(5,074)	(17,086)	(52,904)	(52,262)	42,342	(39,198)	(171,170)
Deductions for surrender charges (note 2d)	(1,162)	(1,890)	(486)	(147)	(7,328)	(9,903)	(15,062)	(13,664)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,592)	(34,606)	(35,760)	(15,714)	(262,706)	(273,398)	(726,550)	(713,770)
Asset charges (note 3):
MSP contracts	(1,148)	(855)	(421)	(504)	(5,102)	(4,296)	(4,938)	(4,329)
LSFP contracts	(1,076)	(788)	(184)	(194)	(1,530)	(1,547)	(2,442)	(2,365)
Adjustments to maintain reserves	8	127	(93)	201	(356)	(16,752)	(21,392)	13,111

Net equity transactions	(24,740)	418,306	111,880	525,221	(558,014)	(379,609)	(528,404)	(1,860,396)

Net change in contract owners’ equity	17,713	497,056	169,490	641,146	(331,766)	96,842	1,958,351	(1,105,458)
Contract owners’ equity beginning of period	913,433	416,377	852,487	211,341	5,726,483	5,629,641	11,993,491	13,098,949

Contract owners’ equity end of period	$931,146	913,433	1,021,977	852,487	5,394,717	5,726,483	13,951,842	11,993,491

CHANGES IN UNITS:
Beginning units	66,458	33,587	52,384	15,381	263,900	281,953	658,094	787,974

Units purchased	21,716	40,603	29,959	46,840	107,087	46,826	348,294	104,451
Units redeemed	(23,216)	(7,732)	(23,299)	(9,837)	(106,047)	(64,879)	(285,602)	(234,331)

Ending units	64,958	66,458	59,044	52,384	264,940	263,900	720,786	658,094

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPIncGr		ACVPInt		ACVPMidCpVal		ACVPUltra
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$49,261	27,130	57,173	(15,493)	632	–	(4,830)	(5,362)
Realized gain (loss) on investments	247,573	168,601	430,674	(128,993)	–	–	25,482	(7,423)
Change in unrealized gain (loss) on investments	(159,572)	221,739	631,256	1,534,838	(435)	–	(39,774)	40,489
Reinvested capital gains	–	–	–	–	2,402	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	137,262	417,470	1,119,103	1,390,352	2,599	–	(19,122)	27,704

Equity transactions:
Purchase payments received from contract owners (note 6)	189,444	226,060	243,198	772,956	2,690	–	30,928	69,390
Transfers between funds	(113,836)	(75,266)	(1,303,244)	(1,004,794)	100,510	–	(69,202)	446,860
Surrenders (note 6)	(233,010)	(296,076)	(636,772)	(865,282)	–	–	(77,334)	(19,123)
Death benefits (note 4)	–	–	(11,794)	(17,724)	–	–	(5,908)	(10,646)
Net policy repayments (loans) (note 5)	3,426	(5,576)	(155,324)	(12,270)	(1,290)	–	(9,016)	(6,214)
Deductions for surrender charges (note 2d)	(4,528)	(15,820)	(14,894)	(31,075)	–	–	(202)	(226)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(157,308)	(168,154)	(433,704)	(494,264)	(1,092)	–	(23,720)	(26,972)
Asset charges (note 3):
MSP contracts	(2,386)	(2,732)	(2,996)	(3,576)	(5)	–	(291)	(876)
LSFP contracts	(1,278)	(1,729)	(5,407)	(6,467)	(14)	–	(513)	(642)
Adjustments to maintain reserves	(3)	242	502	(16,185)	59	–	(5)	122

Net equity transactions	(319,479)	(339,051)	(2,320,435)	(1,678,681)	100,858	–	(155,263)	451,673

Net change in contract owners’ equity	(182,217)	78,419	(1,201,332)	(288,329)	103,457	–	(174,385)	479,377
Contract owners’ equity beginning of period	3,820,422	3,742,003	11,186,069	11,474,398	–	–	945,377	466,000

Contract owners’ equity end of period	$3,638,205	3,820,422	9,984,737	11,186,069	103,457	–	770,992	945,377

CHANGES IN UNITS:
Beginning units	322,014	353,293	650,574	762,045	–	–	86,518	46,927

Units purchased	99,246	49,103	149,191	92,138	9,395	–	13,155	49,139
Units redeemed	(123,688)	(80,382)	(250,697)	(203,609)	(219)	–	(30,213)	(9,548)

Ending units	297,572	322,014	549,068	650,574	9,176	–	69,460	86,518

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPVal		ACVPVista		ACVPInflaPro		ACVPInt3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$24,447	37,288	(24)	–	39,757	16,055	(5,345)	–
Realized gain (loss) on investments	440,213	481,111	46	–	(2,530)	655	38,748	–
Change in unrealized gain (loss) on investments	(1,258,011)	1,012,962	37	–	(28,790)	9,790	147,123	–
Reinvested capital gains	1,360,674	100,800	–	–	568	172	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	567,323	1,632,161	59	–	9,005	26,672	180,526	–

Equity transactions:
Purchase payments received from contract owners (note 6)	750,758	901,250	28	–	66,570	87,896	444,582	–
Transfers between funds	158,172	(334,816)	29,076	–	241,474	819,828	907,628	–
Surrenders (note 6)	(719,062)	(1,231,770)	–	–	(51,112)	(18,824)	(172,776)	–
Death benefits (note 4)	(808)	(68,752)	–	–	–	–	(236)	–
Net policy repayments (loans) (note 5)	(89,452)	258,974	–	–	(11,166)	(2,120)	228,558	–
Deductions for surrender charges (note 2d)	(17,348)	(21,878)	–	–	(138)	(64)	(344)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(513,258)	(501,372)	(120)	–	(42,692)	(24,724)	(33,328)	–
Asset charges (note 3):
MSP contracts	(7,115)	(7,193)	(5)	–	(814)	(158)	(469)	–
LSFP contracts	(7,741)	(8,766)	–	–	(80)	(47)	(328)	–
Adjustments to maintain reserves	(228)	745	23	–	(27)	(36)	72	–

Net equity transactions	(446,082)	(1,013,578)	29,002	–	202,015	861,751	1,373,359	–

Net change in contract owners’ equity	121,241	618,583	29,061	–	211,020	888,423	1,553,885	–
Contract owners’ equity beginning of period	13,369,560	12,750,977	–	–	963,559	75,136	–	–

Contract owners’ equity end of period	$13,490,801	13,369,560	29,061	–	1,174,579	963,559	1,553,885	–

CHANGES IN UNITS:
Beginning units	621,194	672,518	–	–	89,246	7,313	–	–

Units purchased	172,292	133,333	2,559	–	32,808	85,609	141,605	–
Units redeemed	(177,106)	(184,657)	(11)	–	(14,332)	(3,676)	(7,983)	–

Ending units	616,380	621,194	2,548	–	107,722	89,246	133,622	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	CSGPVen		CSIntFoc		CSSmCapGr		DrySmCapIxS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,963)	(5,968)	16,193	19,083	(89,573)	(103,596)	(11,733)	(1,174)
Realized gain (loss) on investments	179,468	59,105	254,980	86,421	1,029,425	799,688	164,240	131,484
Change in unrealized gain (loss) on investments	(46,376)	73,406	790,968	694,824	(1,440,310)	682,170	(35,007)	172,260
Reinvested capital gains	–	–	–	–	–	–	5,886	41,304

Net increase (decrease) in contract owners’ equity resulting from operations	127,129	126,543	1,062,141	800,328	(500,458)	1,378,262	123,386	343,874

Equity transactions:
Purchase payments received from contract owners (note 6)	63,986	52,592	413,648	482,274	974,358	1,143,502	94,092	161,358
Transfers between funds	54,316	(128,082)	(255,978)	(155,782)	(767,204)	(962,634)	(67,224)	630,836
Surrenders (note 6)	(36,774)	(41,977)	(264,698)	(367,092)	(793,446)	(1,237,023)	(121,940)	(64,217)
Death benefits (note 4)	–	(4,548)	(77,954)	(18,522)	(54,252)	(28,560)	–	–
Net policy repayments (loans) (note 5)	(27,512)	(7,418)	9,452	(5,770)	58,184	77,356	(9,566)	(40,932)
Deductions for surrender charges (note 2d)	(76)	(1,426)	(11,918)	(14,049)	(21,220)	(43,380)	(2,670)	(3,743)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,638)	(39,452)	(317,826)	(305,216)	(692,044)	(769,020)	(69,272)	(47,766)
Asset charges (note 3):
MSP contracts	(645)	(483)	(3,637)	(3,639)	(4,434)	(4,704)	(2,841)	(2,217)
LSFP contracts	(838)	(641)	(5,839)	(5,035)	(9,795)	(9,701)	(1,433)	(1,297)
Adjustments to maintain reserves	26	83	3,746	501	147,315	1,336	39	157

Net equity transactions	845	(171,352)	(511,004)	(392,330)	(1,162,538)	(1,832,828)	(180,815)	632,179

Net change in contract owners’ equity	127,974	(44,809)	551,137	407,998	(1,662,996)	(454,566)	(57,429)	976,053
Contract owners’ equity beginning of period	830,257	875,066	6,603,576	6,195,578	14,430,221	14,884,787	2,092,687	1,116,634

Contract owners’ equity end of period	$958,231	830,257	7,154,713	6,603,576	12,767,225	14,430,221	2,035,258	2,092,687

CHANGES IN UNITS:
Beginning units	65,698	81,649	553,182	591,551	801,312	906,285	165,014	106,585

Units purchased	17,988	9,118	78,912	85,208	164,876	134,426	44,866	76,878
Units redeemed	(16,140)	(25,069)	(114,378)	(123,577)	(208,892)	(239,399)	(59,590)	(18,449)

Ending units	67,546	65,698	517,716	553,182	757,296	801,312	150,290	165,014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryStkIx		DrySRGro		DryVIFApp		DryVIFDevLd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$732,685	873,076	(62,999)	(33,728)	(40,198)	56,471	(2,552)	(1,662)
Realized gain (loss) on investments	(1,543,716)	(1,532,885)	(561,801)	(806,699)	208,666	155,012	5,471	15,990
Change in unrealized gain (loss) on investments	3,730,757	8,040,385	868,402	1,328,566	43,167	46,494	16,850	12,674
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,919,726	7,380,576	243,602	488,139	211,635	257,977	19,769	27,002

Equity transactions:
Purchase payments received from contract owners (note 6)	6,390,148	5,819,012	976,402	1,128,736	365,466	473,540	34,892	35,436
Transfers between funds	(6,220,270)	(761,242)	(565,722)	(666,026)	(339,064)	(289,280)	(22,200)	297,292
Surrenders (note 6)	(4,670,510)	(5,274,180)	(447,314)	(831,998)	(364,278)	(612,235)	(4,278)	(63,513)
Death benefits (note 4)	(132,604)	(76,370)	(26,172)	(37,622)	–	(3,640)	–	–
Net policy repayments (loans) (note 5)	160,438	(19,290)	(58,546)	15,494	38,078	127,596	(3,002)	(14,384)
Deductions for surrender charges (note 2d)	(145,956)	(169,358)	(20,686)	(23,562)	(13,214)	(17,243)	(136)	(2,314)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,639,900)	(3,849,024)	(639,946)	(714,430)	(253,240)	(276,726)	(23,160)	(19,066)
Asset charges (note 3):
MSP contracts	(31,664)	(33,721)	(2,569)	(2,730)	(1,103)	(1,480)	(269)	(84)
LSFP contracts	(62,339)	(64,318)	(3,311)	(3,474)	(6,611)	(6,503)	(352)	(332)
Adjustments to maintain reserves	143,866	(17,510)	(197)	(4,322)	(733)	917	39	71

Net equity transactions	(8,208,791)	(4,446,001)	(788,061)	(1,139,934)	(574,699)	(605,054)	(18,466)	233,106

Net change in contract owners’ equity	(5,289,065)	2,934,575	(544,459)	(651,795)	(363,064)	(347,077)	1,303	260,108
Contract owners’ equity beginning of period	81,237,544	78,302,969	9,337,664	9,989,459	6,148,259	6,495,336	436,374	176,266

Contract owners’ equity end of period	$75,948,479	81,237,544	8,793,205	9,337,664	5,785,195	6,148,259	437,677	436,374

CHANGES IN UNITS:
Beginning units	3,024,638	3,212,360	420,438	474,191	456,698	503,372	30,716	13,709

Units purchased	797,667	503,402	93,584	89,754	90,951	64,225	7,425	24,841
Units redeemed	(873,851)	(691,124)	(115,562)	(143,507)	(127,401)	(110,899)	(8,885)	(7,834)

Ending units	2,948,454	3,024,638	398,460	420,438	420,248	456,698	29,256	30,716

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryVIFGrInc		FedAmLead		FedCapAp		FedQualBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$16,044	13,339	1,137	(182)	118	(69)	33,635	58,606
Realized gain (loss) on investments	(32,073)	(116,587)	1,320	579	428	109	(5,249)	(27,697)
Change in unrealized gain (loss) on investments	73,967	272,360	4,839	10,052	(356)	1,916	(28,170)	(13,787)
Reinvested capital gains	—	—	—	—	—	—	7,014	15,062

Net increase (decrease) in contract owners’ equity resulting from operations	57,938	169,112	7,296	10,449	190	1,956	7,230	32,184

Equity transactions:
Purchase payments received from contract owners (note 6)	162,380	190,266	6,864	18,822	2,390	2,036	84,588	109,548
Transfers between funds	(38,456)	(177,546)	49,256	77,360	(1,056)	16,614	104,356	(263,806)
Surrenders (note 6)	(153,462)	(81,752)	(4,598)	–	(936)	–	(124,800)	(280,016)
Death benefits (note 4)	(40,578)	(634)	–	–	–	–	(14)	–
Net policy repayments (loans) (note 5)	(9,498)	(28,366)	4,550	–	(6)	–	23,852	5,516
Deductions for surrender charges (note 2d)	(3,774)	(2,029)	–	–	(28)	–	(2,826)	(1,758)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(118,650)	(121,480)	(4,042)	(1,294)	(1,308)	(1,082)	(67,980)	(79,436)
Asset charges (note 3):
MSP contracts	(1,920)	(2,069)	–	–	–	–	(1,484)	(1,037)
LSFP contracts	(2,378)	(2,022)	(34)	(8)	–	–	(255)	(241)
Adjustments to maintain reserves	23	177	26	26	(9)	61	28	1,802

Net equity transactions	(206,313)	(225,455)	52,022	94,906	(953)	17,629	15,465	(509,428)

Net change in contract owners’ equity	(148,375)	(56,343)	59,318	105,355	(763)	19,585	22,695	(477,244)
Contract owners’ equity beginning of period	2,458,715	2,515,058	119,190	13,835	26,215	6,630	1,146,508	1,623,752

Contract owners’ equity end of period	$2,310,340	2,458,715	178,508	119,190	25,452	26,215	1,169,203	1,146,508

CHANGES IN UNITS:
Beginning units	185,888	203,263	8,716	1,104	2,046	553	99,904	145,750

Units purchased	40,682	23,926	5,010	7,714	261	1,582	34,895	25,226
Units redeemed	(49,404)	(41,301)	(1,236)	(102)	(347)	(89)	(33,877)	(71,072)

Ending units	177,166	185,888	12,490	8,716	1,960	2,046	100,922	99,904

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPEI		FidVIPGr		FidVIPHI		FidVIPOv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$688,601	592,619	(170,829)	(443,590)	3,098,850	1,864,799	7,651	69,567
Realized gain (loss) on investments	(438,346)	(134,459)	(4,008,734)	(3,912,874)	73,937	2,220,844	1,211,034	236,087
Change in unrealized gain (loss) on investments	691,808	6,772,765	8,161,191	6,531,064	(2,837,088)	(1,972,719)	1,417,693	1,839,902
Reinvested capital gains	2,631,172	273,300	–	–	–	–	95,026	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,573,235	7,504,225	3,981,628	2,174,600	335,699	2,112,924	2,731,404	2,145,556

Equity transactions:
Purchase payments received from contract owners (note 6)	4,276,432	4,682,522	6,634,272	7,682,530	1,125,916	1,274,410	339,404	1,200,290
Transfers between funds	(1,568,012)	(609,102)	(5,237,722)	(3,502,668)	(4,769,268)	(850,270)	(2,267,056)	242,818
Surrenders (note 6)	(4,242,404)	(5,559,758)	(5,321,108)	(6,015,624)	(1,430,746)	(1,847,641)	(1,241,402)	(1,183,433)
Death benefits (note 4)	(386,046)	(453,804)	(385,328)	(203,234)	(55,498)	(235,720)	(102,992)	(69,402)
Net policy repayments (loans) (note 5)	(324,136)	(281,628)	171,620	(163,886)	147,382	(269,810)	(196,920)	28,242
Deductions for surrender charges (note 2d)	(68,256)	(138,476)	(92,286)	(122,330)	(18,716)	(63,387)	(9,828)	(19,778)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,460,728)	(3,619,962)	(4,618,442)	(5,031,380)	(981,708)	(1,112,912)	(715,194)	(785,808)
Asset charges (note 3):
MSP contracts	(35,185)	(35,698)	(21,245)	(23,346)	(13,335)	(15,003)	(5,342)	(5,129)
LSFP contracts	(27,017)	(26,478)	(29,556)	(29,338)	(9,345)	(10,950)	(9,197)	(7,924)
Adjustments to maintain reserves	(22,180)	6,794	(67,826)	43,880	(4,671)	31,312	(12,213)	(4,815)

Net equity transactions	(5,857,532)	(6,035,590)	(8,967,621)	(7,365,396)	(6,009,989)	(3,099,971)	(4,220,740)	(604,939)

Net change in contract owners’ equity	(2,284,297)	1,468,635	(4,985,993)	(5,190,796)	(5,674,290)	(987,047)	(1,489,336)	1,540,617
Contract owners’ equity beginning of period	75,753,426	74,284,791	89,885,403	95,076,199	24,799,760	25,786,807	18,733,377	17,192,760

Contract owners’ equity end of period	$73,469,129	75,753,426	84,899,410	89,885,403	19,125,470	24,799,760	17,244,041	18,733,377

CHANGES IN UNITS:
Beginning units	1,873,796	2,059,854	2,468,188	2,758,125	1,035,038	1,189,559	867,542	929,231

Units purchased	884,610	252,033	1,237,181	419,056	265,940	161,920	283,227	189,869
Units redeemed	(675,696)	(438,091)	(941,053)	(708,993)	(435,478)	(316,441)	(404,951)	(251,558)

Ending units	2,082,710	1,873,796	2,764,316	2,468,188	865,500	1,035,038	745,818	867,542

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPOvSR		FidVIPAM		FidVIPCon		FidVIPIGBdS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,997)	–	450,415	461,392	(254,940)	(219,252)	20,737	10,773
Realized gain (loss) on investments	11,146	–	(349,641)	(529,148)	692,489	(72,116)	(4,025)	(10,390)
Change in unrealized gain (loss) on investments	376,763	–	564,829	1,123,796	9,019,770	7,993,551	(13,301)	18,606
Reinvested capital gains	–	–	7,706	–	11,226	–	20,900	10,740

Net increase (decrease) in contract owners’ equity resulting from operations	381,912	–	673,309	1,056,040	9,468,545	7,702,183	24,311	29,729

Equity transactions:
Purchase payments received from contract owners (note 6)	680,560	–	1,143,732	1,362,064	3,426,214	3,768,052	121,204	120,520
Transfers between funds	1,623,842	–	(512,764)	(575,488)	2,390,668	930,944	1,813,088	822,392
Surrenders (note 6)	(119,598)	–	(1,877,914)	(1,751,498)	(3,532,336)	(3,850,752)	(61,552)	(242,179)
Death benefits (note 4)	(1,624)	–	(272,552)	(100,692)	(203,908)	(136,828)	–	–
Net policy repayments (loans) (note 5)	175,084	–	148,348	(60,134)	(273,738)	(343,396)	(2,788)	(10,414)
Deductions for surrender charges (note 2d)	(466)	–	(14,732)	(25,977)	(101,032)	(183,454)	(1,578)	(5,992)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,868)	–	(980,678)	(1,042,868)	(2,656,078)	(2,563,618)	(76,578)	(33,280)
Asset charges (note 3):
MSP contracts	(41)	–	(6,788)	(8,291)	(23,286)	(20,179)	(1,017)	(594)
LSFP contracts	(661)	–	(4,954)	(4,465)	(31,998)	(28,070)	(1,105)	(1,132)
Adjustments to maintain reserves	118	–	(13,081)	(5,288)	7,607	7,627	(34)	110

Net equity transactions	2,281,346	–	(2,391,383)	(2,212,637)	(997,887)	(2,419,674)	1,789,640	649,431

Net change in contract owners’ equity	2,663,258	–	(1,718,074)	(1,156,597)	8,470,658	5,282,509	1,813,951	679,160
Contract owners’ equity beginning of period	–	–	23,099,307	24,255,904	59,955,159	54,672,650	919,417	240,257

Contract owners’ equity end of period	$2,663,258	–	21,381,233	23,099,307	68,425,817	59,955,159	2,733,368	919,417

CHANGES IN UNITS:
Beginning units	–	–	829,310	929,268	2,196,532	2,298,709	87,010	23,615

Units purchased	227,292	–	512,422	200,959	595,164	298,867	183,122	89,463
Units redeemed	(13,428)	–	(425,776)	(300,917)	(509,762)	(401,044)	(14,408)	(26,068)

Ending units	213,864	–	915,956	829,310	2,281,934	2,196,532	255,724	87,010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrOp		FidVIPMCapS		FidVIPVaIS		FidVIPCon2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$12,284	(6,185)	(41,647)	(13,935)	(9,405)	(16,146)	2,772	–
Realized gain (loss) on investments	(241,983)	(277,935)	274,318	71,720	(17,903)	210,002	49,408	–
Change in unrealized gain (loss) on investments	525,041	555,712	801,405	551,905	(45,834)	(95,148)	50,196	–
Reinvested capital gains	–	–	79,678	–	59,032	5,608	85,592	–

Net increase (decrease) in contract owners’ equity resulting from operations	295,342	271,592	1,113,754	609,690	(14,110)	104,316	187,968	–

Equity transactions:
Purchase payments received from contract owners (note 6)	344,226	404,720	533,880	336,798	76,358	205,304	58,540	–
Transfers between funds	(421,544)	107,890	2,962,566	3,000,958	(613,290)	(180,056)	1,649,170	–
Surrenders (note 6)	(238,812)	(301,588)	(620,812)	(232,890)	(211,158)	(101,474)	(3,970)	–
Death benefits (note 4)	(5,844)	(16,426)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(36,264)	30,642	(33,242)	(59,662)	(12,436)	(44,428)	(15,300)	–
Deductions for surrender charges (note 2d)	(6,722)	(16,966)	(8,674)	(5,869)	(2,170)	(1,994)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(195,190)	(210,638)	(267,044)	(93,814)	(68,474)	(94,152)	(29,276)	–
Asset charges (note 3):
MSP contracts	(1,755)	(1,797)	(3,034)	(2,020)	(868)	(1,669)	(379)	–
LSFP contracts	(3,432)	(3,255)	(1,614)	(878)	(707)	(780)	(41)	–
Adjustments to maintain reserves	24	185	32	238	(35)	53	85	–

Net equity transactions	(565,313)	(7,233)	2,562,058	2,942,861	(832,780)	(219,196)	1,658,829	–

Net change in contract owners’ equity	(269,971)	264,359	3,675,812	3,552,551	(846,890)	(114,880)	1,846,797	–
Contract owners’ equity beginning of period	4,436,477	4,172,118	4,293,243	740,692	2,021,897	2,136,777	–	–

Contract owners’ equity end of period	$4,166,506	4,436,477	7,969,055	4,293,243	1,175,007	2,021,897	1,846,797	–

CHANGES IN UNITS:
Beginning units	422,878	423,769	247,050	52,810	152,482	182,656	–	–

Units purchased	50,100	66,328	193,614	219,882	29,683	34,952	140,962	–
Units redeemed	(103,634)	(67,219)	(50,444)	(25,642)	(95,169)	(65,126)	(3,730)	–

Ending units	369,344	422,878	390,220	247,050	86,996	152,482	137,232	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidFF2010		FidFF2020		FidFF2030		FrVIPRisDiv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$213	–	960	–	168	–	14,646	1,025
Realized gain (loss) on investments	42	–	176	–	15	–	72,059	45,375
Change in unrealized gain (loss) on investments	1,320	–	13,443	–	563	–	(2,803)	136,846
Reinvested capital gains	–	–	–	–	–	–	19,938	20,468

Net increase (decrease) in contract owners’ equity resulting from operations	1,575	–	14,579	–	746	–	103,840	203,714

Equity transactions:
Purchase payments received from contract owners (note 6)	2,332	–	1,000	–	1,226	–	321,422	300,688
Transfers between funds	72,488	–	252,104	–	41,294	–	923,274	1,348,144
Surrenders (note 6)	–	–	–	–	–	–	(441,810)	(145,801)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(11,606)	–	(44)	–	–	–	(10,662)	(18,846)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	(3,596)	(2,978)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(938)	–	(2,492)	–	(272)	–	(135,758)	(78,610)
Asset charges (note 3):
MSP contracts	(80)	–	(331)	–	–	–	(1,993)	(1,802)
LSFP contracts	–	–	–	–	–	–	(1,476)	(775)
Adjustments to maintain reserves	56	–	49	–	35	–	(88)	211

Net equity transactions	62,252	–	250,286	–	42,283	–	649,313	1,400,231

Net change in contract owners’ equity	63,827	–	264,865	–	43,029	–	753,153	1,603,945
Contract owners’ equity beginning of period	–	–	–	–	–	–	2,517,386	913,441

Contract owners’ equity end of period	$63,827	–	264,865	–	43,029	–	3,270,539	2,517,386

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	185,710	74,514

Units purchased	7,128	–	24,209	–	3,842	–	85,734	126,703
Units redeemed	(1,204)	–	(295)	–	(24)	–	(37,148)	(15,507)

Ending units	5,924	–	23,914	–	3,818	–	234,296	185,710

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FTVIPSmCpVal		FrVIPForSec		FrVIPGISec3		TmDevMktS3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,455	(3,551)	12,363	4,288	3,108	–	923	–
Realized gain (loss) on investments	147,731	21,260	103,694	25,804	(3,777)	–	8,409	–
Change in unrealized gain (loss) on investments	40,513	219,705	20,664	147,057	132	–	69,238	–
Reinvested capital gains	17,618	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	212,317	237,414	136,721	177,149	(537)	–	78,570	–

Equity transactions:
Purchase payments received from contract owners (note 6)	268,370	106,506	46,438	95,482	16,760	–	16,080	–
Transfers between funds	1,024,200	1,438,660	(246,220)	1,007,026	47,002	–	563,464	–
Surrenders (note 6)	(223,060)	(16,060)	(42,594)	(51,766)	–	–	(8,354)	–
Death benefits (note 4)	–	–	(50)	(16,632)	–	–	–	–
Net policy repayments (loans) (note 5)	(40,146)	(9,666)	(12,664)	3,054	–	–	(400)	–
Deductions for surrender charges (note 2d)	(3,312)	(267)	(166)	(673)	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,762)	(37,460)	(49,820)	(27,632)	(1,264)	–	(7,172)	–
Asset charges (note 3):
MSP contracts	(734)	(440)	(1,866)	(429)	(39)	–	(611)	–
LSFP contracts	(689)	(233)	(827)	(827)	(10)	–	(4)	–
Adjustments to maintain reserves	(76)	199	6	96	33	–	71	–

Net equity transactions	916,791	1,481,239	(307,763)	1,007,699	62,482	–	563,074	–

Net change in contract owners’ equity	1,129,108	1,718,653	(171,042)	1,184,848	61,945	–	641,644	–
Contract owners’ equity beginning of period	1,887,740	169,087	1,560,326	375,478	–	–	–	–

Contract owners’ equity end of period	$3,016,848	1,887,740	1,389,284	1,560,326	61,945	–	641,644	–

CHANGES IN UNITS:
Beginning units	115,218	12,709	99,854	28,423	–	–	–	–

Units purchased	75,591	106,989	19,547	77,809	6,425	–	52,129	–
Units redeemed	(20,777)	(4,480)	(38,347)	(6,378)	(133)	–	(1,861)	–

Ending units	170,032	115,218	81,054	99,854	6,292	–	50,268	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FrVIPForSec3		GVITDryIntVal		GVITDMidCapI		GVITEmMrkts
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$489	–	9,434	10,166	24,676	(11,866)	(1,453)	3,973
Realized gain (loss) on investments	2,773	–	123,406	23,527	636,460	478,712	93,446	238,509
Change in unrealized gain (loss) on investments	37,464	–	(63,445)	150,304	(355,770)	286,574	292,891	(187,562)
Reinvested capital gains	–	–	53,106	–	415,044	166,818	193,400	154,636

Net increase (decrease) in contract owners’ equity resulting from operations	40,726	–	122,501	183,997	720,410	920,238	578,284	209,556

Equity transactions:
Purchase payments received from contract owners (note 6)	82,782	–	40,142	83,122	439,202	379,206	43,378	106,916
Transfers between funds	598,340	–	(382,668)	1,119,622	151,132	(208,152)	14,646	334,962
Surrenders (note 6)	(17,022)	–	(174,560)	(29,572)	(950,394)	(370,743)	(99,968)	(249,676)
Death benefits (note 4)	–	–	–	–	(876)	(24,324)	–	–
Net policy repayments (loans) (note 5)	(918)	–	(20,866)	(23,014)	82,918	(87,850)	(39,768)	3,154
Deductions for surrender charges (note 2d)	(28)	–	(3,928)	(489)	(8,884)	(11,516)	(2,288)	(4,721)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,438)	–	(51,900)	(27,700)	(278,424)	(268,398)	(90,432)	(81,474)
Asset charges (note 3):
MSP contracts	(198)	–	(679)	(372)	(4,804)	(5,049)	(938)	(1,189)
LSFP contracts	(261)	–	(237)	(431)	(3,397)	(3,951)	(986)	(1,029)
Adjustments to maintain reserves	90	–	(3,019)	2,557	(2)	356	(80)	281

Net equity transactions	655,347	–	(597,715)	1,123,723	(573,529)	(600,421)	(176,436)	107,224

Net change in contract owners’ equity	696,073	–	(475,214)	1,307,720	146,881	319,817	401,848	316,780
Contract owners’ equity beginning of period	–	–	1,518,140	210,420	7,071,536	6,751,719	1,928,987	1,612,207

Contract owners’ equity end of period	$696,073	–	1,042,926	1,518,140	7,218,417	7,071,536	2,330,835	1,928,987

CHANGES IN UNITS:
Beginning units	–	–	91,502	15,258	533,950	585,904	142,194	142,811

Units purchased	64,552	–	18,401	81,949	171,696	84,218	37,963	55,251
Units redeemed	(2,718)	–	(53,517)	(5,705)	(214,458)	(136,172)	(49,567)	(55,868)

Ending units	61,834	–	56,386	91,502	491,188	533,950	130,590	142,194

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITFHiInc		GVITGlFin1		GVITGlHlth		GVITGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$31,914	30,998	7,534	3,053	(7,197)	(7,884)	(5,066)	(9,013)
Realized gain (loss) on investments	(17,651)	3,104	8,751	20,841	23,078	(39,556)	(81,565)	45,664
Change in unrealized gain (loss) on investments	(11,541)	1,341	(21,076)	22,641	(32,124)	55,376	42,968	(46,031)
Reinvested capital gains	–	–	67,106	31,262	88,424	4,166	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,722	35,443	62,315	77,797	72,181	12,102	(43,663)	(9,380)

Equity transactions:
Purchase payments received from contract owners (note 6)	10,724	93,324	39,184	32,914	54,890	59,664	47,736	186,008
Transfers between funds	(287,434)	514,170	150,044	99,268	(202,846)	469,650	(267,874)	(338,000)
Surrenders (note 6)	(100,240)	(63,910)	(36,400)	(6,767)	(124,996)	(16,305)	(24,454)	(152,345)
Death benefits (note 4)	–	–	–	–	–	(19,378)	–	(32)
Net policy repayments (loans) (note 5)	(3,496)	(10,348)	7,182	1,396	(52,312)	(34,896)	(20,444)	42,390
Deductions for surrender charges (note 2d)	(1,270)	(641)	(466)	(124)	(2,604)	(285)	(532)	(2,819)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,634)	(24,318)	(24,736)	(18,622)	(36,958)	(43,152)	(42,052)	(62,196)
Asset charges (note 3):
MSP contracts	(799)	(652)	(99)	(202)	(624)	(818)	(115)	(430)
LSFP contracts	(172)	(119)	(144)	(147)	(475)	(512)	(376)	(242)
Adjustments to maintain reserves	(6)	82	(10)	123	5	126	(13)	71

Net equity transactions	(408,327)	507,588	134,555	107,839	(365,920)	414,094	(308,124)	(327,595)

Net change in contract owners’ equity	(405,605)	543,031	196,870	185,636	(293,739)	426,196	(351,787)	(336,975)
Contract owners’ equity beginning of period	751,931	208,900	541,752	356,116	1,055,508	629,312	937,006	1,273,981

Contract owners’ equity end of period	$346,326	751,931	738,622	541,752	761,769	1,055,508	585,219	937,006

CHANGES IN UNITS:
Beginning units	62,024	18,857	37,388	29,492	87,634	56,010	302,962	426,738

Units purchased	3,549	50,816	24,968	10,634	30,026	42,107	34,385	93,708
Units redeemed	(37,563)	(7,649)	(16,276)	(2,738)	(58,982)	(10,483)	(145,821)	(217,484)

Ending units	28,010	62,024	46,080	37,388	58,678	87,634	191,526	302,962

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITGlUtl1		GVITGvtBd		GVITGrowth		GVITIntGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$19,748	4,489	363,429	682,063	(104,011)	(66,326)	706	886
Realized gain (loss) on investments	89,704	37,735	(176,624)	(209,367)	(2,735,024)	(3,116,950)	38,855	5,100
Change in unrealized gain (loss) on investments	(229,966)	54,265	99,562	(428,372)	3,772,943	4,364,984	69,474	11,025
Reinvested capital gains	195,266	46,716	22,538	298,626	–	–	1,588	–

Net increase (decrease) in contract owners’ equity resulting from operations	74,752	143,205	308,905	342,950	933,908	1,181,708	110,623	17,011

Equity transactions:
Purchase payments received from contract owners (note 6)	109,630	36,290	703,036	1,006,916	2,125,034	2,420,292	15,074	5,288
Transfers between funds	307,898	807,656	(365,628)	(2,260,102)	(552,550)	(849,524)	453,534	163,264
Surrenders (note 6)	(142,162)	(12,101)	(1,291,822)	(1,685,271)	(1,200,768)	(1,371,347)	(81,924)	(145)
Death benefits (note 4)	–	–	(100,232)	(330,542)	(76,034)	(61,054)	–	–
Net policy repayments (loans) (note 5)	(6,664)	(458)	(114,420)	223,756	19,472	149,202	(23,764)	(3,314)
Deductions for surrender charges (note 2d)	(3,028)	(145)	(15,586)	(31,821)	(45,926)	(45,401)	(1,424)	(2)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(63,040)	(12,034)	(630,986)	(717,200)	(1,386,344)	(1,422,256)	(14,910)	(7,554)
Asset charges (note 3):
MSP contracts	(637)	(196)	(12,578)	(14,028)	(4,544)	(4,709)	(229)	(89)
LSFP contracts	(951)	(233)	(4,419)	(4,861)	(9,044)	(8,832)	(28)	(22)
Adjustments to maintain reserves	50	119	(6,920)	9,852	1,480	(393)	88	37

Net equity transactions	201,096	818,898	(1,839,555)	(3,803,301)	(1,129,224)	(1,194,022)	346,417	157,463

Net change in contract owners’ equity	275,848	962,103	(1,530,650)	(3,460,351)	(195,316)	(12,314)	457,040	174,474
Contract owners’ equity beginning of period	1,128,032	165,929	12,963,907	16,424,258	17,146,941	17,159,255	255,723	81,249

Contract owners’ equity end of period	$1,403,880	1,128,032	11,433,257	12,963,907	16,951,625	17,146,941	712,763	255,723

CHANGES IN UNITS:
Beginning units	82,240	15,619	559,802	735,699	1,056,188	1,137,890	34,358	12,282

Units purchased	51,024	69,288	211,849	72,739	244,346	236,511	64,382	25,002
Units redeemed	(36,656)	(2,667)	(239,719)	(248,636)	(288,234)	(318,213)	(25,174)	(2,926)

Ending units	96,608	82,240	531,932	559,802	1,012,300	1,056,188	73,566	34,358

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITSMdCpGr		GVITMyMkt		GVITNWFund		GVITLead
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(8,160)	(9,995)	573,998	14,826	148,385	385,234	2,374	(287)
Realized gain (loss) on investments	58,185	177,103	–	–	(2,531,902)	(3,508,491)	11,604	18,968
Change in unrealized gain (loss) on investments	61,864	(5,663)	–	–	7,142,405	9,344,235	(39,955)	(7,534)
Reinvested capital gains	–	–	–	–	–	–	56,438	2,094

Net increase (decrease) in contract owners’ equity resulting from operations	111,889	161,445	573,998	14,826	4,758,888	6,220,978	30,461	13,241

Equity transactions:
Purchase payments received from contract owners (note 6)	54,032	68,408	3,098,610	3,980,268	6,837,524	7,503,374	8,860	32,596
Transfers between funds	19,446	(1,040,164)	7,508,134	(834,436)	(1,605,702)	(2,144,250)	292,428	14,952
Surrenders (note 6)	(93,482)	(81,738)	(11,194,006)	(9,992,566)	(4,096,384)	(4,356,117)	(74,082)	–
Death benefits (note 4)	–	–	(356,008)	(525,790)	(356,444)	(462,056)	–	–
Net policy repayments (loans) (note 5)	(10,446)	(33,732)	2,290,152	4,435,022	43,084	(89,138)	(4,668)	(5,088)
Deductions for surrender charges (note 2d)	(1,892)	(2,255)	(105,694)	(223,037)	(98,438)	(94,140)	(172)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,030)	(76,480)	(1,879,132)	(1,886,032)	(5,265,766)	(5,370,136)	(10,544)	(5,630)
Asset charges (note 3):
MSP contracts	(430)	(640)	(24,149)	(30,803)	(24,634)	(26,151)	(336)	(45)
LSFP contracts	(651)	(700)	(18,073)	(20,710)	(20,184)	(19,154)	(12)	(4)
Adjustments to maintain reserves	1	(721,648)	15,000	(22,191)	(40,828)	38,325	24	80

Net equity transactions	(102,452)	(1,888,949)	(665,166)	(5,120,275)	(4,627,772)	(5,019,443)	211,498	36,861

Net change in contract owners’ equity	9,437	(1,727,504)	(91,168)	(5,105,449)	131,116	1,201,535	241,959	50,102
Contract owners’ equity beginning of period	1,268,797	2,996,301	26,674,454	31,779,903	74,845,888	73,644,353	169,291	119,189

Contract owners’ equity end of period	$1,278,234	1,268,797	26,583,286	26,674,454	74,977,004	74,845,888	411,250	169,291

CHANGES IN UNITS:
Beginning units	226,164	613,017	1,778,058	2,142,989	2,310,270	2,521,462	13,742	11,414

Units purchased	74,321	45,410	1,071,035	483,724	576,159	429,659	27,437	7,054
Units redeemed	(90,247)	(432,263)	(1,028,001)	(848,655)	(636,659)	(640,851)	(10,821)	(4,726)

Ending units	210,238	226,164	1,821,092	1,778,058	2,249,770	2,310,270	30,358	13,742

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITSmCapGr		GVITSmCapVal		GVITSmComp		GVITTGroFoc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(9,083)	(10,577)	(84,819)	(103,939)	(187,960)	(185,854)	–	(1,480)
Realized gain (loss) on investments	132,806	106,456	1,337,766	2,227,969	727,928	741,643	–	97,783
Change in unrealized gain (loss) on investments	(49,894)	82,462	(2,634,618)	(1,098,406)	(995,207)	733,177	–	(76,678)
Reinvested capital gains	–	–	1,564,872	1,045,306	3,550,094	3,163,878	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	73,829	178,341	183,201	2,070,930	3,094,855	4,452,844	–	19,625

Equity transactions:
Purchase payments received from contract owners (note 6)	64,152	97,852	642,074	983,040	1,457,404	1,501,060	148	30,074
Transfers between funds	(534,830)	158,032	(647,828)	(974,418)	270,824	(1,666,148)	(18)	(662,670)
Surrenders (note 6)	(96,302)	(96,487)	(838,592)	(1,561,609)	(1,681,274)	(1,926,595)	–	(12,623)
Death benefits (note 4)	(30)	(2,000)	(17,284)	(8,604)	(79,856)	(67,214)	–	–
Net policy repayments (loans) (note 5)	(57,338)	(1,510)	(131,392)	92,882	(51,224)	(100,620)	(124)	(11,088)
Deductions for surrender charges (note 2d)	(1,110)	(3,446)	(10,918)	(29,758)	(38,284)	(48,364)	–	(164)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(76,020)	(79,462)	(512,442)	(576,466)	(1,257,290)	(1,257,388)	(8)	(11,168)
Asset charges (note 3):
MSP contracts	(985)	(551)	(8,307)	(9,432)	(15,783)	(14,551)	–	(83)
LSFP contracts	(1,086)	(1,199)	(11,286)	(11,986)	(14,861)	(13,521)	–	(188)
Adjustments to maintain reserves	(6)	160	2,355	755	272,757	(1,241)	2	2

Net equity transactions	(703,555)	71,389	(1,533,620)	(2,095,596)	(1,137,587)	(3,594,582)	–	(667,908)

Net change in contract owners’ equity	(629,726)	249,730	(1,350,419)	(24,666)	1,957,268	858,262	–	(648,283)
Contract owners’ equity beginning of period	1,890,749	1,641,019	14,983,774	15,008,440	28,221,725	27,363,463	–	648,283

Contract owners’ equity end of period	$1,261,023	1,890,749	13,633,355	14,983,774	30,178,993	28,221,725	–	–

CHANGES IN UNITS:
Beginning units	265,602	260,132	746,406	872,565	925,912	1,062,343	–	198,969

Units purchased	49,153	49,869	224,334	144,889	190,821	124,727	853	8,546
Units redeemed	(150,055)	(44,399)	(290,730)	(271,048)	(207,721)	(261,158)	(853)	(207,515)

Ending units	164,700	265,602	680,010	746,406	909,012	925,912	–	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITUSGro		GVITVKMultiSec		GVITCVal		GVITDryIntVal3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(6,036)	(6,707)	35,376	47,933	7,161	2,734	3,888	–
Realized gain (loss) on investments	24,938	(36,682)	7,465	11,062	33,920	8,948	614	–
Change in unrealized gain (loss) on investments	(91,765)	78,876	(34,567)	(2,839)	(30,719)	47,320	70,712	–
Reinvested capital gains	161,958	43,050	5,570	–	20,414	–	11,850	–

Net increase (decrease) in contract owners’ equity resulting from operations	89,095	78,537	13,844	56,156	30,776	59,002	87,064	–

Equity transactions:
Purchase payments received from contract owners (note 6)	20,500	93,866	54,556	66,512	68,698	31,332	88,134	–
Transfers between funds	151,248	(223,028)	(55,206)	55,642	234,646	382,380	845,398	–
Surrenders (note 6)	(124,464)	(46,028)	(164,012)	(177,833)	(57,654)	(13,645)	(1,262)	–
Death benefits (note 4)	–	(30,522)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	25,118	7,548	20,336	(4,728)	864	1,954	(11,818)	–
Deductions for surrender charges (note 2d)	(1,082)	(531)	(3,366)	(3,103)	(270)	(116)	(8)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,880)	(35,240)	(47,972)	(48,846)	(36,178)	(17,250)	(11,126)	–
Asset charges (note 3):
MSP contracts	(173)	(149)	(1,034)	(895)	(17)	(14)	(152)	–
LSFP contracts	(231)	(267)	(634)	(511)	(330)	(113)	(86)	–
Adjustments to maintain reserves	(236)	(10,401)	21	147	44	97	114	–

Net equity transactions	38,800	(244,752)	(197,311)	(113,615)	209,803	384,625	909,194	–

Net change in contract owners’ equity	127,895	(166,215)	(183,467)	(57,459)	240,579	443,627	996,258	–
Contract owners’ equity beginning of period	878,882	1,045,097	1,211,110	1,268,569	573,261	129,634	–	–

Contract owners’ equity end of period	$1,006,777	878,882	1,027,643	1,211,110	813,840	573,261	996,258	–

CHANGES IN UNITS:
Beginning units	63,712	84,662	89,396	99,033	38,956	10,283	–	–

Units purchased	26,621	16,545	14,376	18,043	21,993	30,754	91,263	–
Units redeemed	(24,719)	(37,495)	(29,322)	(27,680)	(7,631)	(2,081)	(3,931)	–

Ending units	65,614	63,712	74,450	89,396	53,318	38,956	87,332	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITEmMrkts3		GVITFHiInc3		GVITGlHlth3		GVITGlTech3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(692)	–	7,547	–	(882)	–	(558)	–
Realized gain (loss) on investments	9,394	–	494	–	858	–	1,637	–
Change in unrealized gain (loss) on investments	34,834	–	(4,029)	–	(31,731)	–	16,348	–
Reinvested capital gains	104,312	–	–	–	41,196	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	147,848	–	4,012	–	9,441	–	17,427	–

Equity transactions:
Purchase payments received from contract owners (note 6)	74,318	–	93,216	–	32,238	–	44,160	–
Transfers between funds	1,253,186	–	72,750	–	396,302	–	318,266	–
Surrenders (note 6)	(28,716)	–	(734)	–	(12,484)	–	(182)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	17,840	–	1,294	–	13,346	–	14,038	–
Deductions for surrender charges (note 2d)	(238)	–	(2)	–	(24)	–	(10)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,816)	–	(6,442)	–	(5,622)	–	(4,928)	–
Asset charges (note 3):
MSP contracts	(189)	–	(53)	–	(17)	–	–	–
LSFP contracts	(330)	–	(23)	–	–	–	(38)	–
Adjustments to maintain reserves	95	–	72	–	48	–	160	–

Net equity transactions	1,301,150	–	160,078	–	423,787	–	371,466	–

Net change in contract owners’ equity	1,448,998	–	164,090	–	433,228	–	388,893	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$1,448,998	–	164,090	–	433,228	–	388,893	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	111,672	–	19,348	–	41,388	–	32,305	–
Units redeemed	(2,626)	–	(3,718)	–	(886)	–	(615)	–

Ending units	109,046	–	15,630	–	40,502	–	31,690	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDAgg		GVITIDCon		GVITIDMod		GVITIDModAgg
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$21,630	11,082	12,518	9,015	89,651	54,319	66,893	36,384
Realized gain (loss) on investments	91,653	33,335	5,406	12,643	114,999	67,380	178,974	63,452
Change in unrealized gain (loss) on investments	(4,619)	71,983	(15,757)	(2,310)	(43,991)	189,320	(41,664)	223,424
Reinvested capital gains	35,342	27,300	13,526	5,140	93,246	19,510	102,524	48,204

Net increase (decrease) in contract owners’ equity resulting from operations	144,006	143,700	15,693	24,488	253,905	330,529	306,727	371,464

Equity transactions:
Purchase payments received from contract owners (note 6)	157,642	116,778	48,316	24,908	418,850	355,834	392,234	411,256
Transfers between funds	636,636	816,808	(36,184)	243,122	1,074,126	2,034,482	1,142,442	1,517,198
Surrenders (note 6)	(399,694)	(198,704)	(19,258)	(39,863)	(351,472)	(171,362)	(206,032)	(68,638)
Death benefits (note 4)	–	–	–	–	(1,148)	–	(80,942)	–
Net policy repayments (loans) (note 5)	145,236	(12,542)	7,482	(418)	64,184	11,084	(78,268)	21,058
Deductions for surrender charges (note 2d)	(2,106)	(732)	(408)	(20)	(9,268)	(621)	(3,466)	(924)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,670)	(50,690)	(28,918)	(23,128)	(284,726)	(202,360)	(296,694)	(217,050)
Asset charges (note 3):
MSP contracts	(14)	(9)	(265)	(447)	(5,493)	(4,064)	(1,615)	(933)
LSFP contracts	–	–	(109)	(39)	(724)	(617)	(900)	(642)
Adjustments to maintain reserves	21	87	25	61	20	183	(102)	179

Net equity transactions	468,051	670,996	(29,319)	204,176	904,349	2,022,559	866,657	1,661,504

Net change in contract owners’ equity	612,057	814,696	(13,626)	228,664	1,158,254	2,353,088	1,173,384	2,032,968
Contract owners’ equity beginning of period	1,311,551	496,855	609,937	381,273	4,823,102	2,470,014	4,107,584	2,074,616

Contract owners’ equity end of period	$1,923,608	1,311,551	596,311	609,937	5,981,356	4,823,102	5,280,968	4,107,584

CHANGES IN UNITS:
Beginning units	106,736	45,926	54,920	35,654	409,194	228,410	340,366	191,327

Units purchased	82,019	84,874	17,854	26,633	170,263	217,965	143,297	178,077
Units redeemed	(42,677)	(24,064)	(20,396)	(7,367)	(95,317)	(37,181)	(72,291)	(29,038)

Ending units	146,078	106,736	52,378	54,920	484,140	409,194	411,372	340,366

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDModCon		JanBal		JanCapAp		JanGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$37,727	22,719	3,290	1,422	(16,462)	(16,818)	(7,187)	(8,182)
Realized gain (loss) on investments	44,205	20,445	869	637	203,945	181,446	96,191	73,598
Change in unrealized gain (loss) on investments	(45,321)	55,620	11,177	4,089	86,853	200,822	20,130	(70,981)
Reinvested capital gains	40,334	7,790	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	76,945	106,574	15,336	6,148	274,336	365,450	109,134	(5,565)

Equity transactions:
Purchase payments received from contract owners (note 6)	208,524	76,060	6,342	10,398	183,122	219,742	101,390	114,866
Transfers between funds	565,274	1,019,982	115,096	55,766	72,786	(201,086)	(69,038)	(57,688)
Surrenders (note 6)	(28,196)	(9,847)	(2,538)	(4,206)	(199,394)	(228,302)	(25,024)	(124,635)
Death benefits (note 4)	(211,024)	–	–	–	(4,622)	(1,046)	(3,500)	(3,682)
Net policy repayments (loans) (note 5)	1,878	(16,580)	(360)	–	(54,628)	7,202	(15,226)	(43,396)
Deductions for surrender charges (note 2d)	(736)	(108)	–	(55)	(2,784)	(12,387)	(342)	(2,916)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(81,718)	(59,032)	(5,420)	(1,798)	(119,602)	(129,148)	(53,312)	(64,060)
Asset charges (note 3):
MSP contracts	(1,044)	(2,435)	(401)	(40)	(1,888)	(1,595)	(616)	(700)
LSFP contracts	(17)	(90)	–	–	(1,478)	(1,379)	(889)	(1,047)
Adjustments to maintain reserves	20	120	(2)	42	(42)	141	18	58

Net equity transactions	452,961	1,008,070	112,717	60,107	(128,530)	(347,858)	(66,539)	(183,200)

Net change in contract owners’ equity	529,906	1,114,644	128,053	66,255	145,806	17,592	42,595	(188,765)
Contract owners’ equity beginning of period	1,818,334	703,690	94,211	27,956	2,518,000	2,500,408	1,140,979	1,329,744

Contract owners’ equity end of period	$2,348,240	1,818,334	222,264	94,211	2,663,806	2,518,000	1,183,574	1,140,979

CHANGES IN UNITS:
Beginning units	158,844	64,892	7,980	2,548	351,590	409,213	318,846	371,145

Units purchased	71,917	108,440	10,287	5,983	76,865	54,006	77,013	50,531
Units redeemed	(32,349)	(14,488)	(731)	(551)	(96,963)	(111,629)	(99,057)	(102,830)

Ending units	198,412	158,844	17,536	7,980	331,492	351,590	296,802	318,846

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	JanIntGro		JanRMgLgCap		MFSVITInvGrwI		MFSVITValIn
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$9,165	1,396	1,573	555	(889)	(1,241)	21	(239)
Realized gain (loss) on investments	268,467	205,854	4,248	341	7,919	986	9,662	3,050
Change in unrealized gain (loss) on investments	291,505	46,089	(20,802)	894	9,290	16,004	4,912	13,100
Reinvested capital gains	–	–	41,532	5,250	–	–	5,236	842

Net increase (decrease) in contract owners’ equity resulting from operations	569,137	253,339	26,551	7,040	16,320	15,749	19,831	16,753

Equity transactions:
Purchase payments received from contract owners (note 6)	128,112	140,402	19,358	5,478	27,122	15,306	24,214	9,032
Transfers between funds	738,664	(80,274)	145,336	73,042	54,014	189,424	145,716	134,988
Surrenders (note 6)	(100,680)	(133,375)	(14,380)	(599)	(23,910)	(4,306)	(7,942)	(19,256)
Death benefits (note 4)	(3,574)	(1,112)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(122,300)	(28,212)	(930)	(1,902)	(2,476)	(928)	(3,332)	1,942
Deductions for surrender charges (note 2d)	(1,488)	(3,119)	(242)	(8)	(142)	(127)	(462)	(333)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(91,098)	(85,374)	(12,036)	(2,700)	(17,532)	(12,200)	(10,682)	(3,932)
Asset charges (note 3):
MSP contracts	(744)	(810)	(90)	–	–	–	(56)	(29)
LSFP contracts	(1,797)	(1,230)	–	–	(42)	(95)	(205)	(110)
Adjustments to maintain reserves	32	99	38	59	(2)	86	53	56

Net equity transactions	545,127	(193,005)	137,054	73,370	37,032	187,160	147,304	122,358

Net change in contract owners’ equity	1,114,264	60,334	163,605	80,410	53,352	202,909	167,135	139,111
Contract owners’ equity beginning of period	1,782,207	1,721,873	88,352	7,942	258,492	55,583	182,812	43,701

Contract owners’ equity end of period	$2,896,471	1,782,207	251,957	88,352	311,844	258,492	349,947	182,812

CHANGES IN UNITS:
Beginning units	255,024	291,169	6,186	649	20,652	4,816	12,970	3,551

Units purchased	141,436	41,327	12,211	5,915	9,922	17,442	12,042	11,128
Units redeemed	(84,014)	(77,472)	(2,395)	(378)	(6,590)	(1,606)	(1,604)	(1,709)

Ending units	312,446	255,024	16,002	6,186	23,984	20,652	23,408	12,970

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTInt		NBAMTReg		NBAMTBal		NBAMTGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(114)	–	(171)	–	109	350	(114,795)	(122,271)
Realized gain (loss) on investments	(56)	–	109	–	1,738	904	829,726	(65,787)
Change in unrealized gain (loss) on investments	40,524	–	3,213	–	637	4,443	1,131,493	2,575,966
Reinvested capital gains	3,464	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	43,818	–	3,151	–	2,484	5,697	1,846,424	2,387,908

Equity transactions:
Purchase payments received from contract owners (note 6)	2,266	–	4,370	–	2,420	2,606	1,271,972	1,422,100
Transfers between funds	670,592	–	80,522	–	9,052	4,666	(1,072,358)	(437,744)
Surrenders (note 6)	(938)	–	(46)	–	(15,950)	(29,767)	(1,526,768)	(1,321,082)
Death benefits (note 4)	–	–	–	–	–	–	(121,564)	(84,216)
Net policy repayments (loans) (note 5)	–	–	(62)	–	76	278	55,140	66,888
Deductions for surrender charges (note 2d)	–	–	–	–	(350)	(460)	(27,324)	(30,080)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,652)	–	(696)	–	(2,260)	(3,114)	(969,830)	(972,086)
Asset charges (note 3):
MSP contracts	(64)	–	–	–	–	–	(2,851)	(2,886)
LSFP contracts	(19)	–	(17)	–	–	–	(6,410)	(5,895)
Adjustments to maintain reserves	33	–	29	–	45	19	(20,500)	20,840

Net equity transactions	670,218	–	84,100	–	(6,967)	(25,772)	(2,420,493)	(1,344,161)

Net change in contract owners’ equity	714,036	–	87,251	–	(4,483)	(20,075)	(574,069)	1,043,747
Contract owners’ equity beginning of period	–	–	–	–	48,092	68,167	17,245,059	16,201,312

Contract owners’ equity end of period	$714,036	–	87,251	–	43,609	48,092	16,670,990	17,245,059

CHANGES IN UNITS:
Beginning units	–	–	–	–	2,306	3,415	730,188	821,615

Units purchased	61,230	–	7,574	–	848	383	361,914	134,685
Units redeemed	(154)	–	(72)	–	(848)	(1,492)	(337,996)	(226,112)

Ending units	61,076	–	7,502	–	2,306	2,306	754,106	730,188

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTGuard		NBAMTLMat		NBAMTPart		NBAMTSocRes
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(9,613)	(10,008)	89,799	173,093	95,725	(134,882)	(1,548)	(810)
Realized gain (loss) on investments	241,921	141,283	(78,403)	2,068	935,379	211,699	22,056	1,132
Change in unrealized gain (loss) on investments	(74,766)	151,481	21,009	(172,376)	2,841,210	3,414,183	(11,609)	18,249
Reinvested capital gains	–	–	–	–	5,916	–	344	–

Net increase (decrease) in contract owners’ equity resulting from operations	157,542	282,756	32,405	2,785	3,878,230	3,491,000	9,243	18,571

Equity transactions:
Purchase payments received from contract owners (note 6)	107,446	148,296	225,792	297,222	1,593,968	1,811,132	13,606	108,636
Transfers between funds	(338,946)	53,930	(836,846)	(36,250)	2,194,314	(318,362)	8,030	100,258
Surrenders (note 6)	(46,544)	(92,306)	(798,462)	(719,031)	(1,285,982)	(1,489,288)	(93,274)	–
Death benefits (note 4)	(850)	–	(40)	(279,808)	(90,206)	(163,254)	–	–
Net policy repayments (loans) (note 5)	(55,134)	(27,708)	60,978	212,060	(134,670)	(174,578)	(10,538)	(12)
Deductions for surrender charges (note 2d)	(1,098)	(2,357)	(27,730)	(8,138)	(28,382)	(71,638)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(90,028)	(88,002)	(173,380)	(210,888)	(1,203,698)	(1,120,926)	(7,764)	(3,546)
Asset charges (note 3):
MSP contracts	(1,502)	(1,260)	(5,400)	(4,235)	(14,116)	(12,080)	(64)	(34)
LSFP contracts	(1,668)	(1,576)	(1,717)	(1,935)	(22,397)	(18,835)	(18)	–
Adjustments to maintain reserves	2	117	(406)	4,711	11,046	150,638	22	55

Net equity transactions	(428,322)	(10,866)	(1,557,211)	(746,292)	1,019,877	(1,407,191)	(90,000)	205,357

Net change in contract owners’ equity	(270,780)	271,890	(1,524,806)	(743,507)	4,898,107	2,083,809	(80,757)	223,928
Contract owners’ equity beginning of period	2,231,057	1,959,167	5,513,675	6,257,182	22,444,856	20,361,047	264,464	40,536

Contract owners’ equity end of period	$1,960,277	2,231,057	3,988,869	5,513,675	27,342,963	22,444,856	183,707	264,464

CHANGES IN UNITS:
Beginning units	193,216	195,762	304,988	352,066	842,520	903,543	19,112	3,293

Units purchased	27,210	39,197	86,624	49,406	253,312	148,097	6,113	16,107
Units redeemed	(62,788)	(41,743)	(156,354)	(96,484)	(177,248)	(209,120)	(12,761)	(288)

Ending units	157,638	193,216	235,258	304,988	918,584	842,520	12,464	19,112

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTFasc		NBAMTMCGrS		OppAggGro		OppCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(632)	(241)	(1,542)	(1,734)	(14,677)	(15,105)	29,698	(58,392)
Realized gain (loss) on investments	1,761	466	47,042	15,460	265,782	76,047	824,220	322,087
Change in unrealized gain (loss) on investments	1,137	5,792	2,625	20,124	(73,853)	268,323	(343,491)	548,435
Reinvested capital gains	572	152	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,838	6,169	48,125	33,850	177,252	329,265	510,427	812,130

Equity transactions:
Purchase payments received from contract owners (note 6)	8,162	6,350	23,360	26,634	147,500	221,836	873,822	1,223,634
Transfers between funds	968	95,586	(31,402)	39,838	(274,800)	44,672	(1,112,944)	(1,165,538)
Surrenders (note 6)	(364)	(14,167)	(12,588)	(90,743)	(174,922)	(45,473)	(911,922)	(740,992)
Death benefits (note 4)	–	–	–	–	(8,766)	(34,534)	(7,502)	(50,554)
Net policy repayments (loans) (note 5)	114	13,390	252	(19,292)	(10,654)	(17,348)	(8,372)	(63,270)
Deductions for surrender charges (note 2d)	(12)	(184)	–	(43)	(3,076)	(2,370)	(24,374)	(30,565)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,144)	(2,746)	(12,258)	(11,196)	(120,362)	(120,132)	(653,916)	(735,336)
Asset charges (note 3):
MSP contracts	(60)	(29)	(55)	(37)	(721)	(1,039)	(4,960)	(5,222)
LSFP contracts	(18)	–	(392)	(319)	(576)	(545)	(6,231)	(6,153)
Adjustments to maintain reserves	55	43	(5)	113	(158)	201	(338)	729

Net equity transactions	701	98,243	(33,088)	(55,045)	(446,535)	45,268	(1,856,737)	(1,573,267)

Net change in contract owners’ equity	3,539	104,412	15,037	(21,195)	(269,283)	374,533	(1,346,310)	(761,137)
Contract owners’ equity beginning of period	115,122	10,710	250,861	272,056	2,204,229	1,829,696	14,276,835	15,037,972

Contract owners’ equity end of period	$118,661	115,122	265,898	250,861	1,934,946	2,204,229	12,930,525	14,276,835

CHANGES IN UNITS:
Beginning units	8,244	854	17,720	22,177	390,550	385,863	916,154	1,025,550

Units purchased	3,059	7,673	5,934	13,917	62,529	109,911	248,511	149,997
Units redeemed	(3,017)	(283)	(6,998)	(18,374)	(144,245)	(105,224)	(318,381)	(259,393)

Ending units	8,286	8,244	16,656	17,720	308,834	390,550	846,284	916,154

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppGlSec		OppHighInc		OppMSFund		OppMSSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$135,727	170,282	40,432	20,029	9,719	2,590	(4,033)	(2,876)
Realized gain (loss) on investments	1,456,861	(146,798)	6,196	6,132	73,904	71,154	27,197	34,052
Change in unrealized gain (loss) on investments	2,816,700	5,762,698	(35,276)	26,739	(4,654)	46,372	16,728	41,925
Reinvested capital gains	–	–	–	–	–	–	13,920	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,409,288	5,786,182	11,352	52,900	78,969	120,116	53,812	73,101

Equity transactions:
Purchase payments received from contract owners (note 6)	655,236	2,032,224	45,286	44,568	104,358	121,866	47,892	43,982
Transfers between funds	(1,906,256)	534,826	(30,540)	346,876	439,782	187,100	112,184	33,862
Surrenders (note 6)	(2,043,212)	(2,425,284)	(91,762)	(18,234)	(219,672)	(143,536)	(21,312)	(41,329)
Death benefits (note 4)	(12,008)	(90,694)	–	–	–	–	–	(24,258)
Net policy repayments (loans) (note 5)	(596,226)	(133,226)	(22,672)	(23,832)	(44,696)	(276)	(6,416)	1,010
Deductions for surrender charges (note 2d)	(33,896)	(60,616)	(2,040)	(322)	(2,496)	(3,173)	(216)	(430)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,407,740)	(1,453,212)	(23,802)	(21,854)	(69,568)	(65,446)	(24,324)	(18,740)
Asset charges (note 3):
MSP contracts	(13,732)	(12,749)	(732)	(754)	(1,063)	(1,585)	(142)	(178)
LSFP contracts	(11,136)	(9,658)	(308)	(237)	(1,048)	(1,008)	(53)	(21)
Adjustments to maintain reserves	1,779	3,026	44	88	(71)	183	57	106

Net equity transactions	(5,367,191)	(1,615,363)	(126,526)	326,299	205,526	94,125	107,670	(5,996)

Net change in contract owners’ equity	(957,903)	4,170,819	(115,174)	379,199	284,495	214,241	161,482	67,105
Contract owners’ equity beginning of period	37,051,443	32,880,624	691,369	312,170	1,644,500	1,430,259	470,868	403,763

Contract owners’ equity end of period	$36,093,540	37,051,443	576,195	691,369	1,928,995	1,644,500	632,350	470,868

CHANGES IN UNITS:
Beginning units	1,094,866	1,150,008	57,270	28,013	185,346	175,119	28,790	29,251

Units purchased	280,077	254,793	12,996	34,681	85,392	57,917	9,829	6,754
Units redeemed	(345,931)	(309,935)	(23,378)	(5,424)	(65,472)	(47,690)	(3,215)	(7,215)

Ending units	1,029,012	1,094,866	46,888	57,270	205,266	185,346	35,404	28,790

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppMultStr		OppGlSec3		OppBdFd		PVTGroInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$153,996	37,791	(7,511)	–	555,683	530,582	874	766
Realized gain (loss) on investments	58,011	5,026	12,271	–	5,790	9,317	4,234	2,429
Change in unrealized gain (loss) on investments	(289,228)	1,342,038	286,506	–	(330,503)	46,534	(87)	5,108
Reinvested capital gains	525,540	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	448,319	1,384,855	291,266	–	230,970	586,433	5,021	8,303

Equity transactions:
Purchase payments received from contract owners (note 6)	814,120	1,078,916	1,150,944	–	765,224	901,146	4,690	3,164
Transfers between funds	(1,510,072)	197,728	1,553,416	–	(349,990)	(379,158)	51,834	57,970
Surrenders (note 6)	(708,646)	(1,310,498)	(199,424)	–	(1,329,182)	(859,561)	(22,422)	(786)
Death benefits (note 4)	(61,648)	(50,442)	(6,350)	–	(8,662)	(206,078)	–	–
Net policy repayments (loans) (note 5)	(24,094)	(99,578)	255,630	–	116,484	(196,780)	(2)	–
Deductions for surrender charges (note 2d)	(18,606)	(19,981)	(906)	–	(14,108)	(26,725)	(778)	(10)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(669,256)	(720,680)	(68,940)	–	(540,300)	(612,690)	(5,558)	(4,220)
Asset charges (note 3):
MSP contracts	(9,239)	(9,268)	(860)	–	(8,128)	(8,648)	–	–
LSFP contracts	(3,920)	(3,641)	(396)	–	(6,051)	(6,365)	(111)	(143)
Adjustments to maintain reserves	(7,348)	6,181	275	–	(1,476)	5,975	34	42

Net equity transactions	(2,198,709)	(931,263)	2,683,389	–	(1,376,189)	(1,388,884)	27,687	56,017

Net change in contract owners’ equity	(1,750,390)	453,592	2,974,655	–	(1,145,219)	(802,451)	32,708	64,320
Contract owners’ equity beginning of period	15,858,615	15,405,023	–	–	12,399,148	13,201,599	79,274	14,954

Contract owners’ equity end of period	$14,108,225	15,858,615	2,974,655	–	11,253,929	12,399,148	111,982	79,274

CHANGES IN UNITS:
Beginning units	515,596	549,203	–	–	538,742	607,217	5,796	1,210

Units purchased	235,916	81,077	264,357	–	123,487	91,514	4,153	4,994
Units redeemed	(228,310)	(114,684)	(16,661)	–	(168,031)	(159,989)	(2,105)	(408)

Ending units	523,202	515,596	247,696	–	494,198	538,742	7,844	5,796

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	PVTIntEq		PVTVoyII		TRPBluChpGrII		TRowEqInc2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$772	878	182	(78)	(6)	–	1,414	–
Realized gain (loss) on investments	18,426	5,777	795	100	168	–	2,420	–
Change in unrealized gain (loss) on investments	9,869	8,163	3,168	1,982	1,009	–	(9,434)	–
Reinvested capital gains	–	–	–	–	–	–	12,064	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,067	14,818	4,145	2,004	1,171	–	6,464	–

Equity transactions:
Purchase payments received from contract owners (note 6)	7,090	22,980	3,564	14,440	1,292	–	12,674	–
Transfers between funds	171,922	62,948	52,596	23,716	242,994	–	311,286	–
Surrenders (note 6)	(11,238)	(9,097)	(2,990)	–	–	–	–	–
Death benefits (note 4)	–	(16,252)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(1,574)	20	(34)	–	–	–	46	–
Deductions for surrender charges (note 2d)	(26)	(124)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,460)	(5,228)	(3,374)	(1,682)	(3,320)	–	(5,266)	–
Asset charges (note 3):
MSP contracts	(63)	–	(190)	(84)	(42)	–	–	–
LSFP contracts	(4)	–	(108)	(62)	(50)	–	(133)	–
Adjustments to maintain reserves	(8)	67	–	82	44	–	54	–

Net equity transactions	158,639	55,314	49,464	36,410	240,918	–	318,661	–

Net change in contract owners’ equity	187,706	70,132	53,609	38,414	242,089	–	325,125	–
Contract owners’ equity beginning of period	132,907	62,775	53,509	15,095	–	–	–	–

Contract owners’ equity end of period	$320,613	132,907	107,118	53,509	242,089	–	325,125	–

CHANGES IN UNITS:
Beginning units	9,052	4,931	4,322	1,280	–	–	–	–

Units purchased	11,550	6,455	4,455	3,319	21,801	–	31,225	–
Units redeemed	(988)	(2,334)	(543)	(277)	(309)	–	(527)	–

Ending units	19,614	9,052	8,234	4,322	21,492	–	30,698	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	TRLimTrmBnd2		VEWrldBd		VEWrldEMkt		VEWrldHAs
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$164	–	234,470	318,281	5,720	(5,121)	(33,271)	(21,702)
Realized gain (loss) on investments	(1)	–	(27,287)	9,612	696,415	708,751	1,358,582	535,736
Change in unrealized gain (loss) on investments	(62)	–	(346,641)	(13,258)	1,334,255	452,466	1,986,081	666,602
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	101	–	(139,458)	314,635	2,036,390	1,156,096	3,311,392	1,180,636

Equity transactions:
Purchase payments received from contract owners (note 6)	98	–	149,562	187,640	353,284	358,934	621,334	378,056
Transfers between funds	34,504	–	(374,642)	(752,214)	1,107,540	147,794	1,387,764	559,764
Surrenders (note 6)	–	–	(215,630)	(440,910)	(376,808)	(757,540)	(991,560)	(457,841)
Death benefits (note 4)	–	–	(11,218)	(126,398)	(7,398)	(12,234)	(39,474)	(22,680)
Net policy repayments (loans) (note 5)	(10)	–	(9,374)	243,984	(48,756)	(4,256)	(33,512)	(11,024)
Deductions for surrender charges (note 2d)	–	–	(2,308)	(7,794)	(11,754)	(12,080)	(10,622)	(5,285)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(178)	–	(153,478)	(179,718)	(282,468)	(247,600)	(345,372)	(264,062)
Asset charges (note 3):
MSP contracts	–	–	(1,329)	(1,408)	(3,275)	(2,494)	(5,608)	(3,385)
LSFP contracts	–	–	(596)	(729)	(6,149)	(4,567)	(1,890)	(1,484)
Adjustments to maintain reserves	32	–	(745)	(38,437)	(653)	(5,705)	7,525	(7,896)

Net equity transactions	34,446	–	(619,758)	(1,115,984)	723,563	(539,748)	588,585	164,163

Net change in contract owners’ equity	34,547	–	(759,216)	(801,349)	2,759,953	616,348	3,899,977	1,344,799
Contract owners’ equity beginning of period	–	–	3,865,200	4,666,549	6,190,315	5,573,967	6,555,127	5,210,328

Contract owners’ equity end of period	$34,547	–	3,105,984	3,865,200	8,950,268	6,190,315	10,455,104	6,555,127

CHANGES IN UNITS:
Beginning units	–	–	186,970	248,334	517,510	582,778	302,712	288,700

Units purchased	3,446	–	77,210	43,903	173,072	74,842	153,010	82,927
Units redeemed	(18)	–	(97,076)	(105,267)	(128,228)	(140,110)	(108,504)	(68,915)

Ending units	3,428	–	167,104	186,970	562,354	517,510	347,218	302,712

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VKoreFI		VKEmMkt		VKUSRealEst		StDisc2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$7,542	4,746	176,187	146,343	99,923	125,187	(54,490)	(57,587)
Realized gain (loss) on investments	(442)	430	34,234	72,756	1,909,179	1,117,091	289,653	296,424
Change in unrealized gain (loss) on investments	246	(110)	24,829	(96,117)	366,974	3,194,741	(437,422)	813,089
Reinvested capital gains	1,912	334	40,480	75,894	519,092	272,360	715,214	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,258	5,400	275,730	198,876	2,895,168	4,709,379	512,955	1,051,926

Equity transactions:
Purchase payments received from contract owners (note 6)	5,030	8,264	345,778	140,568	950,232	918,742	396,298	460,124
Transfers between funds	168,874	163,312	(22,574)	(424,230)	(651,482)	2,210,362	(689,072)	180,546
Surrenders (note 6)	(8,026)	–	(139,664)	(371,959)	(1,252,896)	(1,260,930)	(425,832)	(472,825)
Death benefits (note 4)	–	–	–	–	(32,252)	(52,372)	(30,356)	(137,894)
Net policy repayments (loans) (note 5)	(1,000)	–	(9,176)	29,362	26,554	(120,630)	61,912	(40,052)
Deductions for surrender charges (note 2d)	(44)	–	(1,984)	(4,708)	(21,224)	(35,729)	(6,028)	(8,681)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,346)	(5,370)	(101,168)	(104,182)	(779,820)	(661,004)	(335,386)	(346,490)
Asset charges (note 3):
MSP contracts	(64)	(34)	(1,143)	(1,131)	(8,279)	(7,358)	(1,928)	(1,865)
LSFP contracts	–	–	(4,366)	(3,951)	(8,725)	(6,992)	(840)	(693)
Adjustments to maintain reserves	(28)	61	11	199	(9,658)	284,480	5,691	(6,447)

Net equity transactions	152,396	166,233	65,714	(740,032)	(1,787,550)	1,268,569	(1,025,541)	(374,277)

Net change in contract owners’ equity	161,654	171,633	341,444	(541,156)	1,107,618	5,977,948	(512,586)	677,649
Contract owners’ equity beginning of period	202,244	30,611	2,320,205	2,861,361	19,011,928	13,033,980	8,308,716	7,631,067

Contract owners’ equity end of period	$363,898	202,244	2,661,649	2,320,205	20,119,546	19,011,928	7,796,130	8,308,716

CHANGES IN UNITS:
Beginning units	19,166	3,007	140,706	190,911	498,620	463,861	284,110	300,059

Units purchased	16,131	16,678	35,963	22,530	146,492	113,729	87,076	56,220
Units redeemed	(2,005)	(519)	(32,829)	(72,735)	(162,996)	(78,970)	(107,590)	(72,169)

Ending units	33,292	19,166	143,840	140,706	482,116	498,620	263,596	284,110

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	StOpp2
Investment activity:	2005	2004
Net investment income (loss)	$(239,912)	(262,942)
Realized gain (loss) on investments	(490,049)	(315,827)
Change in unrealized gain (loss) on investments	3,022,828	6,108,252
Reinvested capital gains	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,292,867	5,529,483

Equity transactions:
Purchase payments received from contract owners (note 6)	1,963,664	2,279,452
Transfers between funds	(2,083,948)	(1,564,776)
Surrenders (note 6)	(2,472,238)	(2,433,372)
Death benefits (note 4)	(185,056)	(65,608)
Net policy repayments (loans) (note 5)	(300,760)	(54,978)
Deductions for surrender charges (note 2d)	(28,846)	(45,345)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,573,710)	(1,661,992)
Asset charges (note 3):
MSP contracts	(8,121)	(8,687)
LSFP contracts	(8,407)	(8,055)
Adjustments to maintain reserves	582	(39,900)

Net equity transactions	(4,696,840)	(3,603,261)

Net change in contract owners’ equity	(2,403,973)	1,926,222
Contract owners’ equity beginning of period	35,975,510	34,049,288

Contract owners’ equity end of period	$33,571,537	35,975,510

CHANGES IN UNITS:
Beginning units	802,158	891,693

Units purchased	332,641	173,276
Units redeemed	(303,601)	(262,811)

Ending units	831,198	802,158

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b)	The Contracts
Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Funds of the AIM Variable Insurance Fund (AIM VIF);
    AIM VIF – Basic Value Fund – Series I Shares (AIMBValue)
    AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp)
    AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)
Portfolios of the Alliance Variable Product Series Funds, Inc (Alliance VPSF);
    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA)
    Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A (AlVPSmCapVA)
        (formerly AllianceBernstein VPSF, Inc. – AllianceBernstein Small Cap Value Portfolio – Class A)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
    American Century VP – Balanced Fund – Class I (ACVPBal)
    American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)
    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)
    American Century VP – International Fund – Class I (ACVPInt)
    American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal)
    American Century VP – Ultra® Fund – Class I (ACVPUltra)
    American Century VP – Value Fund – Class I (ACVPVal)
    American Century VP – VistaSM Fund – Class I (ACVPVista)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP II);
    American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP III);
    American Century VP III – International Fund – Class III (ACVPInt3)
Portfolios of the Credit Suisse Trust (Credit Suisse Trust);
    Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen)
        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)
    Credit Suisse Trust – International Focus Portfolio (CSIntFoc)
    Credit Suisse Trust – Small Cap Growth Portfolio (CSSmCapGr)
Funds of the Dreyfus Investment Portfolios (Dreyfus IP);
    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)
Portfolios of Dreyfus Investor Inc. (Dreyfus Investor, Inc.);
    Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
    Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)
    Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)
    Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)
Portfolios of Federated Insurance Series (Federated IS);
    Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)
    Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)
    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);
    Fidelity® VIP – Equity-Income Portfolio: Initial Class (FidVIPEI)
    Fidelity® VIP – Growth Portfolio: Initial Class (FidVIPGr)
    Fidelity® VIP – High Income Portfolio: Initial Class (FidVIPHI)
    Fidelity® VIP – Overseas Portfolio: Initial Class (FidVIPOv)
    Fidelity® VIP Overseas Portfolio: Service Class R (FidVIPOvSR)
Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP II);
    Fidelity® VIP II – Asset Manager Portfolio: Initial Class (FidVIPAM)
    Fidelity® VIP II – Contrafund® Portfolio: Initial Class (FidVIPCon)
    Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP III);
    Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
    Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS)
    Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS)
Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP IV);
    Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2)
Portfolios of the Fidelity® Variable Insurance Products Freedom Funds (Fidelity® VIP FF);
    Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class (FidFF2010)
    Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class (FidFF2020)
    Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030)
Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv)
    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal)
    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I (FrVIPForSec)
Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP III);
    Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3)
    Franklin Templeton VIP III – Templeton Developing Markets Securities Fund –
        Class 3 (TmDevMktS3)
    Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)
Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT – Dreyfus International Value Fund – Class I (GVITDryIntVal)
    Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI)
    Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts)
    Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc)
    Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1)
    Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth)
    Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech)
    Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1)
    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)
    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)
    Gartmore GVIT – International Growth Fund: Class I (GVITIntGro)
    Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr)
    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)
    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead)
    Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr)
    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)
    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)
    Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro)
    Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec)
    Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal)
Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT III)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3)
    Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3)
    Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3)
    Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3)
    Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3)
Funds of the Gartmore Variable Insurance Trust – Investor Destinations (Gartmore GVIT ID II)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg)
    Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon)
    Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod)
    Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg)
    Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon)
Portfolios of the Janus Aspen Series (Janus AS);
    Janus AS – Balanced Portfolio – Service Shares (JanBal)
    Janus AS – Forty Portfolio – Service Shares (JanCapAp)
        (formerly Janus Aspen Series – Capital Appreciation Portfolio – Service Shares)
    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)
    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)
    Janus AS – Risk–Managed Large Cap Core Portfolio – Service Shares (JanRMgLgCap)
Funds of the Massachusetts Financial Services Variable Insurance Trust (MFS VITSM);
    MFS® VITSM– MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI)
    MFS® VITSM– MFS Value Series – Initial Class (MFSVITValIn)
Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
    Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt)
    Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg)
    Neuberger Berman AMT – Balanced Portfolio®– I Class Shares (NBAMTBal)
    Neuberger Berman AMT – Growth Portfolio®– I Class Shares (NBAMTGro)
    Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard)
    Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat)
    Neuberger Berman AMT – Partners Portfolio®– I Class Shares (NBAMTPart)
    Neuberger Berman AMT – Socially Responsive Portfolio®– I Class Shares (NBAMTSocRes)
    Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc)
    Neuberger Berman AMT – Mid Cap Growth Portfolio®– S Class Shares (NBAMTMCGrS)
Portfolios of the Oppenheimer Funds (Oppenheimer Funds);
    Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro)
    Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp)
    Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec)
    Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc)
    Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund)
    Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap)
    Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class (OppMultStr)
Portfolios of the Oppenheimer Funds (Oppenheimer Funds III);
    Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
    Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class (OppBdFd)
        (formerly Oppenheimer Bond Fund/VA – Initial Class)
Funds of the Putnam Variable Trust (Putnam VT IB);
    Putnam VT IB – Growth & Income Fund – IB Shares (PVTGroInc)
    Putnam VT IB – International Equity Fund – IB Shares (PVTIntEq)
    Putnam VT IB – Voyager II Fund – IB Shares (PVTVoyII)
Portfolios of T. Rowe Price Funds, Inc. II (T. Rowe Price II);
    T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII)
    T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2)
    T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio –
        Class II (TRLimTrmBnd2)
Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
    Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd)
    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)
    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)
Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI)
    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)
    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)
Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo Advantage VTFSM);
    Wells Fargo VTFSM– Wells Fargo Advantage Discovery Fund VT (StDisc2)
        (formerly Strong Variable Insurance Funds, Inc. – Strong Discovery Fund II)
    Wells Fargo VTFSM– Wells Fargo Advantage Opportunity Fund VT (StOpp2)
        (formerly Strong Variable Insurance Funds, Inc. – Strong Opportunity Fund II, Inc.)
At December 31, 2005, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners nd certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex–dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premiums
For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium.

On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

The Company may at its sole discretion reduce this sales loading.

For the periods ended December 31, 2005 and 2004, total front-end sales charge deductions were $3,591,203 and $4,033,320, respectively.

(b)	Cost of Insurance
A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

(c)	Administrative Charges
An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:
    Purchase payments totalling less than $25,000 – $10/month
    Purchase payments totalling $25,000 or more – none
Contracts issued on or after April 16, 1990:
    Purchase payments totalling less than $25,000 – $90/year ($65/year in New York)
    Purchase payments totalling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the monthly charge is equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000 basic coverage charge. For policy years one through ten the per policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the per policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

(d)	Surrender Charges
Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines a specified amount each year. After the ninth year, the charge is 0%. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the ninth year for flexible premium contracts and after the tenth year for multiple payment and last survivor contracts, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10% of the initial premium payment and declines a specified amount each year to 0% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges
For single premium contracts, the Company deducts a mortality and expense risk charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. The charge is assessed through the daily unit value calculation and is reflected in the table below.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

For multiple payment contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.80%. The charge is assessed through the daily unit value calculation and is reflected in the table below.

For modified single premium contracts (MSP), the Company deducts an annualized rate of 0.90% charged against the cash value in the Variable Account. This charge is assessed monthly against each contract by liquidating units.

For flexible premium contracts and last survivor flexible premium contracts (LSFP), the Company deducts an annualized rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels.

The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 2005:

	Total	AIMBValue	AIMCapAp	AIMCapDev	AlVPGrIncA
Single Premium contracts issued prior to April 16, 1990	$876,721	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	6,706	–	–	–	–
Multiple Payment and Flexible Premium contracts	5,321,570	5,089	1,017	1,518	5,456

Total	$6,204,997	5,089	1,017	1,518	5,456

	AlVPSmCapVA	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInt
Single Premium contracts issued prior to April 16, 1990	$–	7,799	15,665	4,197	9,800
Single Premium contracts issued on or after April 16, 1990	–	–	413	–	13
Multiple Payment and Flexible Premium contracts	6,129	29,962	75,222	21,658	62,142

Total	$6,129	37,761	91,300	25,855	71,955

	ACVPMidCpVal	ACVPUltra	ACVPVal	ACVPVista	ACVPInflaPro
Single Premium contracts issued prior to April 16, 1990	$–	738	19,799	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	1	–	–
Multiple Payment and Flexible Premium contracts	228	4,092	73,353	24	7,201

Total	$228	4,830	93,153	24	7,201

	ACVPInt3	CSGPVen	CSIntFoc	CSSmCapGr	DryEuroEq
Single Premium contracts issued prior to April 16, 1990	$192	827	6,394	8,325	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	5,153	5,136	39,043	81,248	–

Total	$5,345	5,963	45,437	89,573	–

	DrySmCapIxS	DryStkIx	DrySRGro	DryVIFApp	DryVIFDevLd
Single Premium contracts issued prior to April 16, 1990	$3,165	50,942	1,924	11,776	–
Single Premium contracts issued on or after April 16, 1990	520	177	–	–	–
Multiple Payment and Flexible Premium contracts	8,048	450,182	61,075	29,456	2,552

Total	$11,733	501,301	62,999	41,232	2,552

(Continued)

    NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	DryVIFGrInc	FedAmLead	FedCapAp	FedQualBd	FidVIPEI
Single Premium contracts issued prior to April 16, 1990	$3,446	–	–	637	91,480
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	691
Multiple Payment and Flexible Premium contracts	11,664	1,035	150	6,618	416,558

Total	$15,110	1,035	150	7,255	508,729

	FidVIPGr	FidVIPHI	FidVIPOv	FidVIPOvSR	FidVIPAM
Single Premium contracts issued prior to April 16, 1990	$78,415	24,344	20,638	10	37,994
Single Premium contracts issued on or after April 16, 1990	647	257	287	–	177
Multiple Payment and Flexible Premium contracts	520,827	110,139	92,846	5,987	112,542

Total	$599,889	134,740	113,771	5,997	150,713

	FidVIPCon	FidVIPIGBdS	FidVIPGrOp	FidVIPMCapS	FidVIPVaIS
Single Premium contracts issued prior to April 16, 1990	$56,025	–	1,409	–	2,640
Single Premium contracts issued on or after April 16, 1990	–	–	60	–	–
Multiple Payment and Flexible Premium contracts	378,551	13,495	25,773	41,647	6,765

Total	$434,576	13,495	27,242	41,647	9,405

	FidVIPCon2	FidFF2010	FidFF2020	FidFF2030	FrVIPRisDiv
Single Premium contracts issued prior to April 16, 1990	$17	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	3,723	63	468	60	18,844

Total	$3,740	63	468	60	18,844

	FTVIPSmCpVal	FrVIPForSec	FrVIPGISec3	TmDevMktS3	FrVIPForSec3
Single Premium contracts issued prior to April 16, 1990	$–	–	57	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	19,111	9,455	93	937	1,013

Total	$19,111	9,455	150	937	1,013

	GVITDryIntVal	GVITDMidCapI	GVITEmMrkts	GVITFHiInc	GVITGlFin1
Single Premium contracts issued prior to April 16, 1990	$–	10,029	2,792	–	925
Single Premium contracts issued on or after April 16, 1990	–	10	1	–	2
Multiple Payment and Flexible Premium contracts	8,822	35,643	11,454	2,846	3,637

Total	$8,822	45,682	14,247	2,846	4,564

	GVITGlHlth	GVITGlTech	GVITGlUtl1	GVITGvtBd	GVITGrowth
Single Premium contracts issued prior to April 16, 1990	$3,172	760	2,767	24,432	3,896
Single Premium contracts issued on or after April 16, 1990	1	1	209	176	–
Multiple Payment and Flexible Premium contracts	4,024	4,305	6,684	61,697	113,763

Total	$7,197	5,066	9,660	86,305	117,659

(Continued)

    NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITIntGro	GVITSMdCpGr	GVITMyMkt	GVITNWFund	GVITLead
Single Premium contracts issued prior to April 16, 1990	$1,736	1,652	73,712	19,874	646
Single Premium contracts issued on or after April 16, 1990	–	–	743	117	–
Multiple Payment and Flexible Premium contracts	1,558	6,508	136,606	503,230	1,376

Total	$3,294	8,160	211,061	523,221	2,022

	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec
Single Premium contracts issued prior to April 16, 1990	$1,348	23,654	9,787	1,808	788
Single Premium contracts issued on or after April 16, 1990	19	171	115	–	–
Multiple Payment and Flexible Premium contracts	7,716	70,076	178,058	4,228	6,058

Total	$9,083	93,901	187,960	6,036	6,846

	GVITCVal	GVITDryIntVal3	GVITEmMrkts3	GVITFHiInc3	GVITGlHlth3
Single Premium contracts issued prior to April 16, 1990	$–	–	57	–	32
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	4,727	2,216	1,759	463	850

Total	$4,727	2,216	1,816	463	882

	GVITGlTech3	GVITIDAgg	GVITIDCon	GVITIDMod	GVITIDModAgg
Single Premium contracts issued prior to April 16, 1990	$10	–	371	5,972	3,696
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	548	11,594	4,127	28,733	31,093

Total	$558	11,594	4,498	34,705	34,789

	GVITIDModCon	JanBal	JanCapAp	JanGlTech	JanIntGro
Single Premium contracts issued prior to April 16, 1990	$11,870	–	1,125	806	2,951
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	68
Multiple Payment and Flexible Premium contracts	8,051	976	15,553	6,381	10,162

Total	$19,921	976	16,678	7,187	13,181

	JanRMgLgCap	MFSVITInvGrwI	MFSVITValIn	NBAMTInt	NBAMTReg
Single Premium contracts issued prior to April 16, 1990	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	1,517	2,045	1,737	898	171

Total	$1,517	2,045	1,737	898	171

	NBAMTBal	NBAMTGro	NBAMTGuard	NBAMTLMat	NBAMTPart
Single Premium contracts issued prior to April 16, 1990	$–	15,188	527	8,446	16,386
Single Premium contracts issued on or after April 16, 1990	–	417	–	97	–
Multiple Payment and Flexible Premium contracts	255	99,190	12,040	21,270	142,817

Total	$255	114,795	12,567	29,813	159,203

(Continued)

    NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NBAMTSocRes	NBAMTFasc	NBAMTMCGrS	OppAggGro	OppCapAp
Single Premium contracts issued prior to April 16, 1990	$–	–	–	2,217	12,659
Single Premium contracts issued on or after April 16, 1990	–	–	–	1	–
Multiple Payment and Flexible Premium contracts	1,548	632	1,542	12,459	78,187

Total	$1,548	632	1,542	14,677	90,846

	OppGlSec	OppHighInc	OppMSFund	OppMSSmCap	OppMultStr
Single Premium contracts issued prior to April 16, 1990	$28,135	–	2,047	–	22,170
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	214,572	3,694	8,464	4,033	81,076

Total	$242,707	3,694	10,511	4,033	103,246

	OppGlSec3	OppBdFd	PVTGroInc	PVTIntEq	PVTVoyII
Single Premium contracts issued prior to April 16, 1990	$59	8,195	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	7,452	69,934	630	1,454	242

Total	$7,511	78,129	630	1,454	242

	StIntStk2	TRPBluChpGrII	TRowEqInc2	TRLimTrmBnd2	VEWrldBd
Single Premium contracts issued prior to April 16, 1990	$–	–	–	–	8,793
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	112
Multiple Payment and Flexible Premium contracts	–	244	602	36	16,987

Total	$–	244	602	36	25,892

	VEWrldEMkt	VEWrldHAs	VKoreFI	VKEmMkt	VKUSRealEst
Single Premium contracts issued prior to April 16, 1990	$8,577	16,855	–	1,860	20,392
Single Premium contracts issued on or after April 16, 1990	409	346	–	100	202
Multiple Payment and Flexible Premium contracts	38,444	40,560	1,780	12,329	114,495

Total	$47,430	57,761	1,780	14,289	135,089

	StDisc2	StOpp2
Single Premium contracts issued prior to April 16, 1990	$6,054	28,838
Single Premium contracts issued on or after April 16, 1990	42	104
Multiple Payment and Flexible Premium contracts	48,394	210,970

Total	$54,490	239,912

(4)	Death Benefits
Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5)	Policy Loans (Net of Repayments)
Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2005 and 2004, total transfers into the Account from the fixed account were $24,517,955 and $25,279,930, respectively, and total transfers from the Account to the fixed account were $27,229,398 and $26,791,089, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights
The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable life and annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Modified Single Premium contracts and Last Survivor Flexible Premium contracts

AIM VIF – Basic Value Fund – Series I Shares
2005	0.00%	1,026	$15.346928	$15,746	0.09%	5.74%
2004	0.00%	738	14.514365	10,712	0.00%	11.07%
2003	0.00%	1,146	13.067831	14,976	0.11%	30.68%	05/01/03

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.00%	780	14.382523	11,218	0.04%	8.84%
2004	0.00%	76	13.214909	1,004	0.00%	6.63%
2003	0.00%	78	12.393708	967	0.00%	23.94%	05/01/03

AIM VIF – Capital Development Fund – Series I Shares
2005	0.00%	2,094	16.468791	34,486	0.00%	9.60%
2004	0.00%	2,534	15.025595	38,075	0.00%	15.50%
2003	0.00%	286	13.009212	3,721	0.00%	30.09%	05/01/03

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.00%	17,122	14.542693	249,000	1.68%	4.87%
2004	0.00%	18,484	13.867818	256,333	0.96%	11.46%
2003	0.00%	10,465	12.441750	130,203	0.00%	24.42%	05/01/03

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A
2005	0.00%	3,250	17.597332	57,191	0.72%	6.91%
2004	0.00%	6,962	16.459431	114,591	0.13%	19.30%
2003	0.00%	3,645	13.796395	50,288	0.02%	37.96%	05/01/03

American Century VP – Balanced Fund – Class I
2005	0.00%	40,316	18.850696	759,985	1.83%	4.93%
2004	0.00%	40,968	17.964228	735,958	1.68%	9.78%
2003	0.00%	39,618	16.364159	648,315	2.53%	19.46%
2002	0.00%	41,666	13.698528	570,763	2.63%	-9.56%
2001	0.00%	46,974	15.146118	711,474	2.81%	-3.54%

American Century VP – Capital Appreciation Fund – Class I
2005	0.00%	73,308	13.885054	1,017,886	0.00%	22.06%
2004	0.00%	71,068	11.375351	808,423	0.00%	7.58%
2003	0.00%	78,088	10.573426	825,658	0.00%	20.47%
2002	0.00%	84,319	8.776539	740,029	0.00%	-21.20%
2001	0.00%	113,954	11.137742	1,269,190	0.00%	-28.07%

American Century VP – Income & Growth Fund – Class I
2005	0.00%	27,378	13.018850	356,430	2.03%	4.63%
2004	0.00%	42,110	12.442664	523,961	1.44%	12.99%
2003	0.00%	57,191	11.011963	629,785	1.30%	29.35%
2002	0.00%	52,727	8.513147	448,873	1.10%	-19.37%
2001	0.00%	53,217	10.558315	561,882	0.81%	-8.35%

American Century VP – International Fund – Class I
2005	0.00%	52,474	18.928348	993,246	1.27%	13.25%
2004	0.00%	63,654	16.713189	1,063,861	0.58%	14.92%
2003	0.00%	93,653	14.542846	1,361,981	0.75%	24.51%
2002	0.00%	108,743	11.680067	1,270,126	0.79%	-20.37%
2001	0.00%	111,542	14.668200	1,636,120	0.09%	-29.17%

American Century VP – Mid Cap Value Fund – Class I
2005	0.00%	956	11.322176	10,824	1.06%	13.22%	05/02/05

American Century VP – Ultra® Fund – Class I
2005	0.00%	9,754	11.352287	110,730	0.00%	2.17%
2004	0.00%	12,672	11.111676	140,807	0.00%	10.68%
2003	0.00%	8,464	10.039885	84,978	0.00%	24.90%
2002	0.00%	2,062	8.038471	16,575	0.46%	-19.62%	05/01/02
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Value Fund – Class I
2005	0.00%	73,392	$23.976512	$1,759,684	0.88%	5.03%
2004	0.00%	80,992	22.827520	1,848,846	1.01%	14.33%
2003	0.00%	94,777	19.965823	1,892,301	1.09%	28.96%
2002	0.00%	105,282	15.482416	1,630,020	0.90%	-12.62%
2001	0.00%	98,909	17.718442	1,752,513	0.95%	12.82%

American Century VP II – Inflation Protection Fund – Class II
2005	0.00%	10,992	11.094803	121,954	4.38%	1.56%
2004	0.00%	7,602	10.924094	83,045	3.57%	5.81%
2003	0.00%	739	10.324182	7,630	1.88%	3.24%	04/30/03

American Century VP III – International Fund – Class III
2005	0.00%	20,404	11.673757	238,191	0.00%	16.74%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.00%	12,466	15.465259	192,790	0.00%	16.14%
2004	0.00%	11,532	13.315648	153,556	0.00%	17.99%
2003	0.00%	11,132	11.285456	125,630	0.00%	47.66%
2002	0.00%	11,260	7.643060	86,061	0.00%	-34.16%
2001	0.00%	12,080	11.607891	140,223	0.00%	-28.63%

Credit Suisse Trust – International Focus Portfolio
2005	0.00%	94,820	12.986442	1,231,374	0.91%	17.44%
2004	0.00%	103,404	11.058069	1,143,449	0.99%	14.74%
2003	0.00%	111,879	9.637324	1,078,214	0.49%	33.09%
2002	0.00%	115,124	7.241185	833,634	0.00%	-19.90%
2001	0.00%	120,573	9.040640	1,090,057	0.00%	-22.27%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.00%	127,936	13.646704	1,745,905	0.00%	-2.68%
2004	0.00%	136,576	14.022473	1,915,133	0.00%	10.87%
2003	0.00%	136,928	12.647723	1,731,827	0.00%	48.55%
2002	0.00%	132,124	8.514305	1,124,944	0.00%	-33.69%
2001	0.00%	185,522	12.840185	2,382,137	0.00%	-16.01%

Dreyfus IP – European Equity Portfolio
2001	0.00%	133	6.722485	894	0.84%	-28.13%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.00%	38,236	13.821296	528,471	0.00%	7.23%
2004	0.00%	40,584	12.889095	523,091	0.50%	21.88%
2003	0.00%	38,496	10.574853	407,090	0.33%	37.78%
2002	0.00%	4,411	7.675242	33,855	0.27%	-23.25%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.00%	514,448	21.667325	11,146,712	1.60%	4.69%
2004	0.00%	578,778	20.696422	11,978,634	1.80%	10.64%
2003	0.00%	632,333	18.706070	11,828,465	1.51%	28.36%
2002	0.00%	584,757	14.572787	8,521,539	1.31%	-22.36%
2001	0.00%	599,693	18.770165	11,256,337	1.06%	-12.18%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.00%	40,512	16.401660	664,464	0.00%	3.62%
2004	0.00%	46,244	15.829359	732,013	0.38%	6.21%
2003	0.00%	50,706	14.903772	755,711	0.11%	26.00%
2002	0.00%	57,964	11.828136	685,606	0.21%	-28.94%
2001	0.00%	72,096	16.646416	1,200,140	0.06%	-22.57%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.00%	63,038	14.837109	935,302	0.02%	4.38%
2004	0.00%	68,432	14.214838	972,750	1.63%	5.05%
2003	0.00%	77,680	13.532029	1,051,168	1.40%	21.17%
2002	0.00%	76,442	11.167894	853,696	1.14%	-16.71%
2001	0.00%	81,387	13.409044	1,091,322	0.84%	-9.31%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2005	0.00%	5,054	15.197076	76,806	0.00%	5.80%
2004	0.00%	3,802	14.363942	54,612	0.22%	11.34%
2003	0.00%	4,756	12.900917	61,357	0.08%	29.01%	05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.00%	35,564	$14.429123	$513,157	1.34%	3.35%
2004	0.00%	37,814	13.961156	527,927	1.23%	7.47%
2003	0.00%	36,562	12.991038	474,978	0.84%	26.57%
2002	0.00%	42,290	10.263905	434,061	0.60%	-25.33%
2001	0.00%	42,969	13.745232	590,619	0.50%	-5.85%

Federated IS – American Leaders Fund II – Primary Shares
2005	0.00%	362	14.525597	5,258	1.33%	5.02%
2004	0.00%	306	13.830995	4,232	0.41%	9.78%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.00%	19,802	11.843786	234,531	3.65%	1.30%
2004	0.00%	12,318	11.692084	144,023	4.98%	3.62%
2003	0.00%	11,878	11.283621	134,027	3.93%	4.65%
2002	0.00%	11,620	10.782678	125,295	0.00%	7.83%	05/01/02

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2005	0.00%	348,510	21.607366	7,530,383	1.64%	5.87%
2004	0.00%	375,788	20.410267	7,669,933	1.56%	11.53%
2003	0.00%	409,083	18.300351	7,486,362	1.80%	30.33%
2002	0.00%	407,426	14.041601	5,720,913	1.77%	-16.95%
2001	0.00%	431,008	16.906669	7,286,910	1.70%	-4.96%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	0.00%	341,122	18.410455	6,280,211	0.51%	5.80%
2004	0.00%	365,242	17.401445	6,355,739	0.27%	3.38%
2003	0.00%	393,063	16.832769	6,616,339	0.27%	32.85%
2002	0.00%	408,322	12.670716	5,173,732	0.25%	-30.10%
2001	0.00%	464,650	18.128151	8,423,245	0.08%	-17.65%

Fidelity® VIP – High Income Portfolio: Initial Class
2005	0.00%	185,840	13.370516	2,484,777	16.14%	2.70%
2004	0.00%	222,416	13.018901	2,895,612	8.82%	9.59%
2003	0.00%	277,638	11.879372	3,298,165	5.94%	27.26%
2002	0.00%	277,242	9.334381	2,587,882	9.29%	3.44%
2001	0.00%	268,872	9.023656	2,426,208	13.67%	-11.73%

Fidelity® VIP – Overseas Portfolio: Initial Class
2005	0.00%	101,850	18.869419	1,921,850	0.71%	19.05%
2004	0.00%	112,550	15.850578	1,783,983	1.14%	13.64%
2003	0.00%	104,335	13.948630	1,455,330	0.83%	43.37%
2002	0.00%	100,989	9.729244	982,547	0.83%	-20.28%
2001	0.00%	100,976	12.204145	1,232,326	5.37%	-21.17%

Fidelity® VIP – Overseas Portfolio: Service Class R
2005	0.00%	21,148	12.499996	264,350	0.00%	25.00%	05/02/05

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	0.00%	71,156	18.505123	1,316,751	2.76%	4.04%
2004	0.00%	80,426	17.785832	1,430,443	2.76%	5.47%
2003	0.00%	78,858	16.863587	1,329,829	3.62%	17.97%
2002	0.00%	87,642	14.294216	1,252,774	3.98%	-8.73%
2001	0.00%	97,209	15.661062	1,522,396	4.21%	-4.09%

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	0.00%	264,040	29.064668	7,674,235	0.29%	16.94%
2004	0.00%	258,620	24.855086	6,428,022	0.34%	15.48%
2003	0.00%	271,532	21.523942	5,844,439	0.46%	28.46%
2002	0.00%	278,231	16.754926	4,661,740	0.85%	-9.35%
2001	0.00%	310,919	18.482808	5,746,656	0.78%	-12.24%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.00%	24,210	10.880732	263,423	1.67%	2.08%
2004	0.00%	24,840	10.659014	264,770	1.88%	4.32%
2003	0.00%	998	10.217718	10,197	0.00%	2.18%	05/01/03

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2005	0.00%	52,346	12.017274	629,056	0.95%	8.89%
2004	0.00%	61,482	11.036087	678,521	0.53%	7.19%
2003	0.00%	60,543	10.295709	623,333	0.74%	29.87%
2002	0.00%	51,868	7.927585	411,188	1.07%	-21.84%
2001	0.00%	59,212	10.143319	600,606	0.38%	-14.42%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.00%	37,294	$20.773676	$774,733	0.00%	18.20%
2004	0.00%	27,716	17.574515	487,095	0.00%	24.77%
2003	0.00%	9,873	14.085331	139,064	0.00%	40.85%	05/01/03

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.00%	9,800	13.851491	135,745	0.00%	2.55%
2004	0.00%	27,044	13.506506	365,270	0.00%	13.99%
2003	0.00%	26,162	11.849148	309,997	0.00%	57.79%
2002	0.00%	843	7.509507	6,331	0.00%	-24.90%	05/01/02

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2
2005	0.00%	11,834	13.514321	159,928	0.65%	35.14%	05/02/05

Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class
2005	0.00%	2,002	10.806063	21,634	0.56%	8.06%	05/02/05

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class
2005	0.00%	5,140	11.118664	57,150	0.86%	11.19%	05/02/05

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I
2005	0.00%	20,818	14.195085	295,513	1.09%	3.68%
2004	0.00%	30,080	13.690957	411,824	0.66%	11.25%
2003	0.00%	15,727	12.306508	193,544	0.20%	23.07%	05/01/03

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I
2005	0.00%	8,690	18.064784	156,983	0.91%	8.99%
2004	0.00%	7,248	16.575156	120,137	0.19%	24.09%
2003	0.00%	2,401	13.357313	32,071	0.12%	33.57%	05/01/03

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I
2005	0.00%	8,296	17.425708	144,564	1.37%	10.48%
2004	0.00%	25,722	15.773327	405,722	1.10%	18.87%
2003	0.00%	4,015	13.269107	53,275	0.79%	32.69%	05/01/03

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3
2005	0.00%	1,034	9.881172	10,217	7.95%	-1.19%	05/02/05

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3
2005	0.00%	14,152	12.804274	181,206	0.53%	28.04%	05/02/05

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3
2005	0.00%	21,384	11.288544	241,394	0.39%	12.89%	05/02/05

Gartmore GVIT – Dreyfus International Value Fund – Class I
2005	0.00%	3,908	18.800450	73,472	1.34%	12.09%
2004	0.00%	11,032	16.772215	185,031	2.03%	20.29%
2003	0.00%	3,602	13.838062	49,845	0.00%	38.38%	05/01/03

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.00%	65,296	15.357475	1,002,782	1.03%	12.10%
2004	0.00%	74,186	13.700026	1,016,350	0.54%	15.73%
2003	0.00%	87,632	11.837744	1,037,365	0.49%	34.65%
2002	0.00%	57,522	8.791459	505,702	0.42%	-15.30%
2001	0.00%	37,983	10.379883	394,259	0.54%	-1.30%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.00%	11,646	18.534273	215,850	0.61%	32.64%
2004	0.00%	16,620	13.973799	232,245	0.93%	20.74%
2003	0.00%	19,194	11.573140	222,135	0.66%	65.26%
2002	0.00%	7,501	7.002885	52,529	0.17%	-15.23%
2001	0.00%	27,272	8.260926	225,292	0.52%	-5.18%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.00%	8,510	12.532998	106,656	6.81%	2.38%
2004	0.00%	7,390	12.241616	90,466	8.50%	10.10%
2003	0.00%	5,828	11.119017	64,802	9.25%	11.19%	05/01/03

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.00%	952	16.481268	15,690	2.00%	11.15%
2004	0.00%	1,534	14.827817	22,746	1.45%	20.99%
2003	0.00%	1,548	12.255125	18,971	0.88%	41.45%
2002	0.00%	289	8.663891	2,504	0.08%	-13.36%	05/01/02
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.00%	7,210	$13.334230	$96,140	0.00%	8.44%
2004	0.00%	11,908	12.296466	146,426	0.00%	7.86%
2003	0.00%	7,254	11.400451	82,699	0.00%	36.69%
2002	0.00%	1,753	8.340128	14,620	0.00%	-16.60%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund:Class I
2005	0.00%	15,970	3.177040	50,737	0.00%	-0.52%
2004	0.00%	24,430	3.193545	78,018	0.00%	4.31%
2003	0.00%	27,880	3.061527	85,355	0.00%	55.23%
2002	0.00%	11,606	1.972253	22,890	0.59%	-42.78%
2001	0.00%	2,536	3.446837	8,741	0.00%	-42.72%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.00%	12,822	14.894755	190,981	2.16%	6.39%
2004	0.00%	12,104	14.000446	169,461	1.92%	29.97%
2003	0.00%	3,190	10.772327	34,364	0.70%	24.05%
2002	0.00%	250	8.683837	2,171	0.54%	-13.16%	05/01/02

Gartmore GVIT – Government Bond Fund: Class I
2005	0.00%	105,202	18.147625	1,909,166	3.64%	3.26%
2004	0.00%	114,686	17.574111	2,015,504	5.48%	3.26%
2003	0.00%	141,781	17.018937	2,412,962	3.14%	2.00%
2002	0.00%	215,754	16.685161	3,599,890	4.42%	10.98%
2001	0.00%	192,314	15.033937	2,891,237	5.12%	7.25%

Gartmore GVIT – Growth Fund – Class I
2005	0.00%	135,380	12.177042	1,648,528	0.08%	6.50%
2004	0.00%	145,006	11.433814	1,657,972	0.33%	8.16%
2003	0.00%	161,969	10.571536	1,712,261	0.02%	32.74%
2002	0.00%	160,573	7.964177	1,278,832	0.00%	-28.72%
2001	0.00%	169,484	11.173143	1,893,669	0.00%	-28.13%

Gartmore GVIT – International Growth Fund: Class I
2005	0.00%	3,756	10.100861	37,939	1.03%	30.21%
2004	0.00%	1,590	7.757434	12,334	1.40%	14.19%
2003	0.00%	2,327	6.793220	15,808	0.00%	35.62%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.00%	24,418	6.346461	154,968	0.00%	9.74%
2004	0.00%	21,204	5.783113	122,625	0.00%	15.34%
2003	0.00%	85,532	5.014057	428,862	0.00%	40.13%
2002	0.00%	49,103	3.578034	175,692	0.00%	-37.01%
2001	0.00%	15,083	5.680754	85,683	0.00%	-30.31%

Gartmore GVIT – Money Market Fund – Class I
2005	0.00%	309,850	13.908651	4,309,596	2.64%	2.67%
2004	0.00%	336,040	13.547206	4,552,403	0.78%	0.81%
2003	0.00%	426,388	13.438171	5,729,875	0.63%	0.63%
2002	0.00%	611,041	13.354620	8,160,220	1.26%	1.21%
2001	0.00%	752,971	13.194770	9,935,279	3.57%	3.60%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.00%	271,134	20.062025	5,439,497	0.91%	7.44%
2004	0.00%	283,884	18.672551	5,300,838	1.28%	9.75%
2003	0.00%	320,276	17.013568	5,449,038	0.56%	27.51%
2002	0.00%	343,472	13.342709	4,582,847	0.85%	-17.35%
2001	0.00%	370,050	16.144226	5,974,171	0.74%	-11.82%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.00%	2,942	13.887943	40,858	1.54%	10.31%
2004	0.00%	2,072	12.589767	26,086	0.52%	18.79%
2003	0.00%	680	10.598061	7,207	0.19%	25.38%
2002	0.00%	837	8.452459	7,075	1.18%	-15.48%	05/01/02

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.00%	18,340	7.949160	145,788	0.00%	8.09%
2004	0.00%	38,172	7.354229	280,726	0.00%	13.42%
2003	0.00%	29,802	6.484322	193,246	0.00%	34.27%
2002	0.00%	39,937	4.829491	192,875	0.00%	-33.29%
2001	0.00%	28,981	7.239237	209,800	0.00%	-10.84%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.00%	107,082	$21.671283	$2,320,604	0.06%	3.07%
2004	0.00%	125,486	21.025284	2,638,379	0.00%	17.30%
2003	0.00%	144,123	17.924637	2,583,352	0.00%	56.85%
2002	0.00%	156,777	11.427654	1,791,593	0.01%	-27.16%
2001	0.00%	145,093	15.689204	2,276,394	0.03%	28.28%

Gartmore GVIT – Small Company Fund: Class I
2005	0.00%	133,578	28.446533	3,799,831	0.00%	12.32%
2004	0.00%	143,764	25.327151	3,641,133	0.00%	19.02%
2003	0.00%	163,826	21.279390	3,486,117	0.00%	41.01%
2002	0.00%	161,607	15.090443	2,438,721	0.00%	-17.33%
2001	0.00%	171,105	18.253468	3,123,260	0.10%	-6.70%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.00%	35,452	3.336873	118,299	0.00%	50.96%
2002	0.00%	5,450	2.210411	12,047	0.00%	-42.86%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.00%	5,658	15.751023	89,119	0.00%	11.96%
2004	0.00%	4,040	14.068165	56,835	0.00%	12.41%
2003	0.00%	4,436	12.515174	55,517	0.00%	52.14%
2002	0.00%	1,992	8.226323	16,387	0.00%	-17.74%	05/01/02

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.00%	14,212	14.303985	203,288	3.89%	2.18%
2004	0.00%	12,326	13.998807	172,549	4.85%	6.53%
2003	0.00%	18,184	13.140266	238,943	5.47%	12.12%
2002	0.00%	12,174	11.720231	142,682	4.53%	7.21%
2001	0.00%	2,363	10.932334	25,833	8.29%	4.19%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.00%	5,522	15.522071	85,713	1.69%	4.25%
2004	0.00%	1,768	14.889740	26,325	1.56%	17.50%
2003	0.00%	75	12.672281	950	1.52%	26.72%	05/01/03

Gartmore GVIT III – Dreyfus International Value Fund – Class III
2005	0.00%	6,630	11.451970	75,927	0.95%	14.52%	05/02/05

Gartmore GVIT III – Emerging Markets Fund: Class III
2005	0.00%	17,390	13.336908	231,929	0.19%	33.37%	05/02/05

Gartmore GVIT III – Federated High Income Bond Fund: Class III
2005	0.00%	1,936	10.540776	20,407	6.33%	5.41%	05/02/05

Gartmore GVIT III – Global Health Sciences Fund: Class III
2005	0.00%	230	10.742057	2,471	0.00%	7.42%	05/02/05

Gartmore GVIT III – Global Technology and Communications Fund: Class III
2005	0.00%	2,428	12.317458	29,907	0.00%	23.17%	05/02/05

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.00%	530	13.521320	7,166	1.95%	7.93%
2004	0.00%	84	12.527746	1,052	1.75%	14.03%
2003	0.00%	86	10.986753	945	1.41%	31.87%

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.00%	966	11.724859	11,326	2.78%	3.31%
2004	0.00%	5,030	11.349571	57,088	2.46%	4.65%
2003	0.00%	4,630	10.845040	50,213	2.37%	7.91%
2002	0.00%	10,505	10.050418	105,580	2.80%	0.50%	01/25/02

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.00%	72,624	12.661618	919,537	2.36%	5.34%
2004	0.00%	57,958	12.019313	696,615	2.27%	9.54%
2003	0.00%	26,164	10.972970	287,097	2.06%	20.05%
2002	0.00%	14,854	9.140249	135,769	1.72%	-8.60%	01/25/02

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.00%	25,104	13.204972	331,498	2.14%	7.07%
2004	0.00%	24,722	12.332826	304,892	1.97%	12.09%
2003	0.00%	10,934	11.002361	120,300	1.54%	26.64%
2002	0.00%	14,728	8.687687	127,952	1.55%	-13.12%	01/25/02
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.00%	9,208	$12.275099	$113,029	2.75%	4.49%
2004	0.00%	27,902	11.748118	327,796	2.48%	7.16%
2003	0.00%	21,041	10.963279	230,678	2.34%	13.70%
2002	0.00%	9,155	9.642427	88,276	2.35%	-3.58%	01/25/02

Janus AS – Balanced Portfolio – Service Shares
2005	0.00%	5,050	12.860543	64,946	2.56%	7.66%
2004	0.00%	668	11.945467	7,980	3.27%	8.29%

Janus AS – Forty Portfolio – Service Shares
2005	0.00%	51,138	8.323593	425,652	0.01%	12.56%
2004	0.00%	46,432	7.395085	343,369	0.02%	17.97%
2003	0.00%	57,199	6.268750	358,566	0.25%	20.23%
2002	0.00%	58,881	5.213836	306,996	0.30%	-15.93%
2001	0.00%	62,604	6.201616	388,246	0.91%	-21.83%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.00%	48,024	4.124323	198,066	0.00%	11.55%
2004	0.00%	46,310	3.697308	171,222	0.00%	0.57%
2003	0.00%	63,964	3.676479	235,162	0.00%	46.47%
2002	0.00%	54,722	2.510001	137,352	0.00%	-40.93%
2001	0.00%	58,616	4.249300	249,077	0.56%	-37.31%

Janus AS – International Growth Portfolio – Service Shares
2005	0.00%	38,214	9.523236	363,921	1.14%	31.94%
2004	0.00%	47,840	7.217918	345,305	0.83%	18.69%
2003	0.00%	43,445	6.081514	264,211	0.99%	34.53%
2002	0.00%	43,393	4.520472	196,157	0.67%	-25.76%
2001	0.00%	37,721	6.088787	229,675	0.70%	-23.43%

Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares
2005	0.00%	1,406	16.027544	22,535	1.43%	10.91%

MFS® VITSM– MFS Investors Growth Stock Series – Initial Class
2005	0.00%	704	13.231476	9,315	0.38%	4.49%
2004	0.00%	1,058	12.663111	13,398	0.00%	9.18%

MFS® VITSM– MFS Value Series – Initial Class
2005	0.00%	2,450	15.193770	37,225	0.65%	6.66%
2004	0.00%	2,060	14.245099	29,345	0.34%	15.18%
2003	0.00%	255	12.367820	3,154	0.00%	23.68%	05/01/03

Neuberger Berman AMT – International Portfolio – Class S
2005	0.00%	2,516	11.750261	29,564	0.22%	17.50%	05/02/05

Neuberger Berman AMT – Regency Portfolio – Class S
2005	0.00%	2,786	11.661977	32,490	0.00%	16.62%	05/02/05

Neuberger Berman AMT – Growth Portfolio®– I Class Shares
2005	0.00%	74,162	16.292408	1,208,278	0.00%	13.50%
2004	0.00%	79,436	14.354807	1,140,288	0.00%	16.60%
2003	0.00%	92,061	12.310867	1,133,351	0.00%	31.40%
2002	0.00%	91,607	9.369018	858,268	0.00%	-31.16%
2001	0.00%	194,831	13.610476	2,651,743	0.00%	-30.36%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.00%	23,910	13.041591	311,824	0.14%	8.39%
2004	0.00%	34,354	12.031993	413,347	0.12%	15.81%
2003	0.00%	33,326	10.389042	346,225	0.84%	31.76%
2002	0.00%	40,952	7.884759	322,897	0.80%	-26.45%
2001	0.00%	42,795	10.719948	458,760	0.47%	-1.51%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.00%	52,164	15.179497	791,823	2.61%	1.44%
2004	0.00%	57,882	14.963540	866,120	3.64%	0.78%
2003	0.00%	68,260	14.847857	1,013,515	4.41%	2.42%
2002	0.00%	78,261	14.496454	1,134,507	4.91%	5.34%
2001	0.00%	53,267	13.761786	733,049	5.78%	8.78%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Partners Portfolio®– I Class Shares
2005	0.00%	203,136	$23.735143	$4,821,462	1.02%	18.04%
2004	0.00%	200,296	20.106864	4,027,324	0.01%	18.98%
2003	0.00%	212,651	16.900050	3,593,813	0.00%	35.09%
2002	0.00%	211,641	12.510433	2,647,721	0.53%	-24.14%
2001	0.00%	214,234	16.491924	3,533,131	0.38%	-2.83%

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class Shares
2005	0.00%	2,042	14.979202	30,588	0.00%	6.86%
2004	0.00%	510	14.018027	7,149	0.00%	13.28%
2003	0.00%	42	12.374746	520	0.00%	23.75%	05/01/03

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.00%	854	14.513954	12,395	0.00%	2.90%
2004	0.00%	486	14.105334	6,855	0.00%	11.88%

Neuberger Berman AMT – Mid Cap Growth Portfolio®– S Class Shares
2005	0.00%	2,328	16.217741	37,755	0.00%	13.42%
2004	0.00%	3,532	14.298387	50,502	0.00%	16.03%
2003	0.00%	2,927	12.322580	36,068	0.00%	23.23%	05/01/03

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.00%	17,266	6.561616	113,293	0.00%	12.33%
2004	0.00%	34,910	5.841557	203,929	0.00%	19.78%
2003	0.00%	27,076	4.877042	132,051	0.00%	25.59%
2002	0.00%	11,406	3.883303	44,293	0.65%	-27.79%
2001	0.00%	27,049	5.377832	145,465	0.87%	-31.27%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.00%	81,160	17.301818	1,404,216	0.93%	5.10%
2004	0.00%	83,842	16.462506	1,380,249	0.33%	6.94%
2003	0.00%	98,014	15.394717	1,508,898	0.38%	30.94%
2002	0.00%	90,095	11.756809	1,059,230	0.64%	-26.86%
2001	0.00%	116,791	16.074008	1,877,299	0.64%	-12.58%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.00%	90,550	33.631650	3,045,346	1.07%	14.31%
2004	0.00%	105,104	29.422164	3,092,387	1.25%	19.16%
2003	0.00%	103,002	24.690704	2,543,192	0.76%	43.02%
2002	0.00%	106,692	17.263833	1,841,913	0.56%	-22.13%
2001	0.00%	111,537	22.171331	2,472,924	0.69%	-12.04%

Oppenheimer Funds – High Income Fund/VA – Initial Class
2005	0.00%	8,710	12.466334	108,582	6.75%	2.31%
2004	0.00%	12,018	12.184423	146,432	4.23%	8.97%
2003	0.00%	6,913	11.181817	77,300	0.00%	11.82%	05/01/03

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.00%	44,198	9.709756	429,152	1.25%	5.98%
2004	0.00%	28,322	9.162245	259,493	0.84%	9.46%
2003	0.00%	34,417	8.370485	288,087	0.90%	26.72%
2002	0.00%	30,456	6.605587	201,180	0.65%	-18.80%
2001	0.00%	21,240	8.134641	172,780	0.41%	-10.16%

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class
2005	0.00%	1,242	18.206560	22,613	0.00%	9.92%
2004	0.00%	1,252	16.563464	20,737	0.00%	19.42%
2003	0.00%	2,855	13.869971	39,599	0.00%	38.70%	05/01/03

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	0.00%	72,064	21.300283	1,534,984	1.76%	3.89%
2004	0.00%	76,060	20.502973	1,559,456	1.01%	10.10%
2003	0.00%	80,959	18.621945	1,507,614	2.82%	24.96%
2002	0.00%	82,462	14.902681	1,228,905	3.60%	-10.40%
2001	0.00%	84,920	16.632670	1,412,446	3.96%	2.22%

Oppenheimer Funds III – Global Securities Fund/VA – Class 3
2005	0.00%	28,160	12.059670	339,600	0.00%	20.60%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	0.00%	91,754	$17.632382	$1,617,842	5.34%	2.59%
2004	0.00%	96,616	17.187703	1,660,607	4.80%	5.49%
2003	0.00%	113,252	16.292834	1,845,196	5.67%	6.78%
2002	0.00%	126,813	15.258399	1,934,963	7.25%	9.08%
2001	0.00%	120,742	13.988352	1,688,982	7.04%	7.79%

Putnam VT IB – Growth & Income Fund – IB Shares
2005	0.00%	1,222	14.527575	17,753	1.56%	5.23%
2004	0.00%	1,634	13.805820	22,559	1.66%	11.11%

Putnam VT IB – International Equity Fund – IB Shares
2005	0.00%	178	16.685441	2,970	1.11%	12.20%

Putnam VT IB – Voyager II Fund – IB Shares
2005	0.00%	2,746	13.159164	36,135	0.60%	5.69%
2004	0.00%	2,224	12.450430	27,690	0.19%	5.03%
2003	0.00%	42	11.853879	498	0.00%	18.54%	05/01/03

Strong VIF – Strong International Stock Fund II
2002	0.00%	57,275	5.361165	307,061	4.04%	-26.54%
2001	0.00%	55,640	7.298468	406,087	0.00%	-22.14%

T. Rowe Price II – Blue Chip Growth Portfolio – II
2005	0.00%	2,948	11.314946	33,356	0.29%	13.15%	05/02/05

T. Rowe Price II – Equity Income Portfolio – II
2005	0.00%	3,790	10.636871	40,314	1.20%	6.37%	05/02/05

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	0.00%	12,460	16.461869	205,115	7.55%	-3.03%
2004	0.00%	14,838	16.976579	251,898	8.78%	9.15%
2003	0.00%	23,556	15.553340	366,374	1.75%	18.16%
2002	0.00%	39,706	13.162611	522,635	0.00%	21.66%
2001	0.00%	15,977	10.819530	172,864	4.39%	-5.10%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.00%	83,034	16.694466	1,386,208	0.73%	32.00%
2004	0.00%	83,090	12.647730	1,050,900	0.59%	25.89%
2003	0.00%	79,411	10.046593	797,810	0.11%	54.19%
2002	0.00%	99,351	6.515847	647,356	0.20%	-2.90%
2001	0.00%	79,757	6.710492	535,209	0.00%	-1.81%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.00%	54,640	21.840496	1,193,365	0.30%	51.67%
2004	0.00%	41,778	14.400064	601,606	0.37%	24.23%
2003	0.00%	43,115	11.615034	500,782	0.48%	45.08%
2002	0.00%	40,828	8.006062	326,871	0.68%	-2.83%
2001	0.00%	32,526	8.239575	268,000	1.21%	-10.44%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2005	0.00%	1,144	11.130805	12,734	3.62%	4.21%
2004	0.00%	622	10.680729	6,643	4.78%	4.37%
2003	0.00%	49	10.233765	501	0.00%	2.34%	05/01/03

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.00%	37,616	19.352478	727,963	7.52%	12.25%
2004	0.00%	37,346	17.240440	643,861	6.41%	10.06%
2003	0.00%	41,844	15.664315	655,458	0.00%	27.86%
2002	0.00%	36,681	12.250737	449,369	6.91%	9.22%
2001	0.00%	33,534	11.216363	376,130	9.40%	10.10%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.00%	49,280	43.458397	2,141,630	1.22%	17.05%
2004	0.00%	57,878	37.127644	2,148,874	1.55%	36.39%
2003	0.00%	54,506	27.220749	1,483,694	0.00%	37.51%
2002	0.00%	52,407	19.795314	1,037,413	3.29%	-0.79%
2001	0.00%	58,299	19.952330	1,163,201	3.98%	9.84%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Wells Fargo VTFSM– Wells Fargo Advantage Discovery Fund VT
2005	0.00%	16,270	$20.726714	$337,224	0.00%	8.27%
2004	0.00%	17,898	19.143146	342,624	0.00%	15.72%
2003	0.00%	18,929	16.542813	313,139	0.00%	39.43%
2002	0.00%	20,094	11.864827	238,412	0.00%	-12.02%
2001	0.00%	22,035	13.485135	297,145	0.72%	4.08%

Wells Fargo VTFSM– Wells Fargo Advantage Opportunity Fund VT
2005	0.00%	70,754	27.158853	1,921,597	0.00%	7.88%
2004	0.00%	85,426	25.174087	2,150,522	0.00%	18.22%
2003	0.00%	93,627	21.294252	1,993,717	0.07%	37.01%
2002	0.00%	98,264	15.542573	1,527,275	0.38%	-26.82%
2001	0.00%	103,859	21.238327	2,205,791	0.59%	-3.70%

Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.50%	27,146	15.143837	411,095	0.09%	5.21%
2004	0.50%	2,482	14.393873	35,726	0.00%	10.52%

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.50%	288	14.192232	4,087	0.04%	8.29%
2004	0.50%	310	13.105225	4,063	0.00%	6.09%
2003	0.50%	1,364	12.965885	17,685	0.00%	29.66%	05/01/03

AIM VIF – Capital Development Fund – Series I Shares
2005	0.50%	3,614	16.250893	58,731	0.00%	9.06%
2004	0.50%	4,050	14.900870	60,349	0.00%	14.92%

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.50%	10,070	14.350279	144,507	1.68%	4.35%
2004	0.50%	9,008	13.752717	123,884	0.96%	10.91%
2003	0.50%	1,081	12.400313	13,405	0.00%	24.00%	05/01/03

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A
2005	0.50%	26,464	17.364568	459,536	0.72%	6.38%
2004	0.50%	2,172	16.322856	35,453	0.13%	18.71%

American Century VP – Balanced Fund – Class I
2005	0.50%	50,386	23.844923	1,201,450	1.83%	4.41%
2004	0.50%	28,138	22.837145	642,592	1.68%	9.23%
2003	0.50%	10,265	20.907285	214,613	2.53%	18.86%
2002	0.50%	2,665	17.589248	46,875	2.63%	-10.01%

American Century VP – Capital Appreciation Fund – Class I
2005	0.50%	104,698	34.827698	3,646,390	0.00%	21.46%
2004	0.50%	59,666	28.675107	1,710,929	0.00%	7.05%
2003	0.50%	31,820	26.787231	852,370	0.00%	19.87%
2002	0.50%	13,972	22.346236	312,222	0.00%	-21.59%
2001	0.50%	2,922	28.500613	83,279	0.00%	-28.43%

American Century VP – Income & Growth Fund – Class I
2005	0.50%	83,992	12.529281	1,052,359	2.03%	4.11%
2004	0.50%	28,284	12.034610	340,387	1.44%	12.43%
2003	0.50%	14,230	10.704192	152,321	1.30%	28.71%
2002	0.50%	7,837	8.316655	65,178	1.10%	-19.77%

American Century VP – International Fund – Class I
2005	0.50%	109,946	19.793391	2,176,204	1.27%	12.69%
2004	0.50%	59,792	17.564316	1,050,206	0.58%	14.35%
2003	0.50%	27,774	15.360020	426,609	0.75%	23.89%
2002	0.50%	5,091	12.398163	63,119	0.79%	-20.77%

American Century VP – Mid Cap Value Fund – Class I
2005	0.50%	2,498	11.284751	28,189	1.06%	12.85%	05/02/05

American Century VP – Ultra® Fund – Class I
2005	0.50%	20,298	11.146133	226,244	0.00%	1.66%
2004	0.50%	28,728	10.964413	314,986	0.00%	10.12%
2003	0.50%	2,408	9.956460	23,975	0.00%	24.28%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Value Fund – Class I
2005	0.50%	121,762	$22.794288	$2,775,478	0.88%	4.51%
2004	0.50%	83,868	21.810391	1,829,194	1.01%	13.76%
2003	0.50%	31,176	19.171791	597,700	1.09%	28.32%
2002	0.50%	13,026	14.941112	194,623	0.90%	-13.06%

American Century VP – VistaSM Fund – Class I
2005	0.50%	242	11.425723	2,765	0.00%	14.26%	05/02/05

American Century VP II – Inflation Protection Fund – Class II
2005	0.50%	24,828	10.947391	271,802	4.38%	1.06%
2004	0.50%	9,540	10.832965	103,346	3.57%	5.28%

American Century VP III – International Fund – Class III
2005	0.50%	43,276	11.635157	503,523	0.00%	16.35%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.50%	12,544	14.702300	184,426	0.00%	15.57%
2004	0.50%	9,874	12.721972	125,617	0.00%	17.40%
2003	0.50%	6,096	10.836336	66,058	0.00%	46.92%
2002	0.50%	1,728	7.375606	12,745	0.00%	-34.49%

Credit Suisse Trust – International Focus Portfolio
2005	0.50%	62,308	14.460784	901,023	0.91%	16.85%
2004	0.50%	39,228	12.375012	485,447	0.99%	14.17%
2003	0.50%	14,533	10.839093	157,525	0.49%	32.43%
2002	0.50%	2,769	8.184926	22,664	0.00%	-20.30%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.50%	125,444	18.549847	2,326,967	0.00%	-3.16%
2004	0.50%	82,304	19.155888	1,576,606	0.00%	10.32%
2003	0.50%	27,210	17.364452	472,487	0.00%	47.81%
2002	0.50%	6,039	11.748025	70,946	0.00%	-34.02%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.50%	38,160	13.570376	517,846	0.00%	6.70%
2004	0.50%	32,364	12.718312	411,615	0.50%	21.28%
2003	0.50%	6,160	10.487006	64,600	0.33%	37.09%
2002	0.50%	4,866	7.649570	37,223	0.27%	-23.50%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.50%	544,048	29.958454	16,298,837	1.60%	4.17%
2004	0.50%	347,660	28.759010	9,998,357	1.80%	10.09%
2003	0.50%	108,026	26.123506	2,822,018	1.51%	27.72%
2002	0.50%	26,741	20.453144	546,938	1.31%	-22.75%
2001	0.50%	1,122	26.476528	29,707	1.06%	-12.62%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.50%	50,962	24.043585	1,225,309	0.00%	3.10%
2004	0.50%	31,910	23.320608	744,161	0.38%	5.68%
2003	0.50%	7,832	22.067029	172,829	0.11%	25.38%
2002	0.50%	876	17.600806	15,418	0.21%	-29.30%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.50%	71,712	14.180252	1,016,894	0.02%	3.86%
2004	0.50%	39,366	13.653414	537,480	1.63%	4.52%
2003	0.50%	15,431	13.062720	201,571	1.40%	20.57%
2002	0.50%	7,627	10.834553	82,635	1.14%	-17.13%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2005	0.50%	6,920	14.996047	103,773	0.00%	5.27%
2004	0.50%	4,108	14.244729	58,517	0.22%	10.79%
2003	0.50%	840	12.857964	10,801	0.08%	28.58%	05/01/03

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.50%	11,612	13.717541	159,288	1.34%	2.84%
2004	0.50%	10,312	13.338990	137,552	1.23%	6.93%
2003	0.50%	6,368	12.474297	79,436	0.84%	25.94%

Federated IS – American Leaders Fund II – Primary Shares
2005	0.50%	6,978	14.333441	100,019	1.33%	4.50%
2004	0.50%	2,628	13.716228	36,046	0.41%	9.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Federated IS – Capital Appreciation Fund II – Primary Shares
2005	0.50%	1,354	$13.017510	$17,626	1.07%	1.41%
2004	0.50%	1,276	12.836844	16,380	0.28%	6.86%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.50%	16,246	11.628696	188,920	3.65%	0.79%
2004	0.50%	9,180	11.537144	105,911	4.98%	3.10%
2003	0.50%	4,444	11.189906	49,728	3.93%	4.12%

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2005	0.50%	344,836	56.848284	19,603,335	1.64%	5.34%
2004	0.50%	187,988	53.967094	10,145,166	1.56%	10.97%
2003	0.50%	86,371	48.630667	4,200,279	1.80%	29.68%
2002	0.50%	25,078	37.500399	940,435	1.77%	-17.36%
2001	0.50%	3,200	45.378727	145,212	1.70%	-5.43%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	0.50%	390,486	57.613946	22,497,439	0.51%	5.27%
2004	0.50%	263,644	54.728412	14,428,817	0.27%	2.86%
2003	0.50%	105,480	53.205281	5,612,093	0.27%	32.19%
2002	0.50%	39,628	40.250246	1,595,037	0.25%	-30.45%
2001	0.50%	3,370	57.875878	195,042	0.08%	-18.06%

Fidelity® VIP – High Income Portfolio: Initial Class
2005	0.50%	175,964	28.752380	5,059,384	16.14%	2.19%
2004	0.50%	140,176	28.136168	3,944,015	8.82%	9.05%
2003	0.50%	55,652	25.802029	1,435,935	5.94%	26.63%
2002	0.50%	2,722	20.375870	55,463	9.29%	2.93%
2001	0.50%	1,784	19.796324	35,317	13.67%	-12.17%

Fidelity® VIP – Overseas Portfolio: Initial Class
2005	0.50%	187,952	33.055758	6,212,896	0.71%	18.45%
2004	0.50%	160,928	27.905999	4,490,857	1.14%	13.07%
2003	0.50%	58,985	24.680530	1,455,781	0.83%	42.65%
2002	0.50%	16,114	17.300971	278,788	0.83%	-20.68%
2001	0.50%	2,274	21.810922	49,598	5.37%	-21.56%

Fidelity® VIP – Overseas Portfolio: Service Class R
2005	0.50%	108,508	12.458682	1,351,867	0.00%	24.59%	05/02/05

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	0.50%	288,746	32.768260	9,461,704	2.76%	3.53%
2004	0.50%	209,976	31.651957	6,646,151	2.76%	4.94%
2003	0.50%	84,282	30.161112	2,542,039	3.62%	17.39%
2002	0.50%	7,255	25.693764	186,408	3.98%	-9.18%
2001	0.50%	1,169	28.291882	33,073	4.21%	-4.57%

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	0.50%	418,680	32.738236	13,706,845	0.29%	16.36%
2004	0.50%	222,346	28.136431	6,256,023	0.34%	14.90%
2003	0.50%	101,752	24.487594	2,491,662	0.46%	27.82%
2002	0.50%	11,284	19.157346	216,171	0.85%	-9.80%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.50%	47,416	10.736671	509,090	1.67%	1.57%
2004	0.50%	14,444	10.570462	152,680	1.88%	3.80%
2003	0.50%	9,748	10.183621	99,270	0.00%	1.84%	05/01/03

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2005	0.50%	36,764	11.485107	422,238	0.95%	8.35%
2004	0.50%	38,174	10.600065	404,647	0.53%	6.66%
2003	0.50%	20,500	9.938499	203,739	0.74%	29.23%
2002	0.50%	3,061	7.690844	23,542	1.07%	-22.23%
2001	0.50%	1,210	9.889817	11,967	0.38%	-14.85%

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.50%	105,862	20.498936	2,170,058	0.00%	17.62%
2004	0.50%	28,738	17.428707	500,866	0.00%	24.15%
2003	0.50%	2,295	14.038431	32,218	0.00%	40.38%	05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.50%	16,310	$13.600017	$221,816	0.00%	2.04%
2004	0.50%	22,246	13.327560	296,485	0.00%	13.42%
2003	0.50%	15,781	11.750739	185,438	0.00%	57.00%

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2
2005	0.50%	42,914	13.469693	578,038	0.65%	34.70%	05/02/05

Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class
2005	0.50%	1,590	10.770315	17,125	0.56%	7.70%	05/02/05

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class
2005	0.50%	3,540	11.081899	39,230	0.86%	10.82%	05/02/05

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I
2005	0.50%	76,976	14.007257	1,078,223	1.09%	3.17%
2004	0.50%	45,226	13.577316	614,048	0.66%	10.70%
2003	0.50%	11,618	12.265513	142,501	0.20%	22.66%	05/01/03

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I
2005	0.50%	47,146	17.825857	840,418	0.91%	8.45%
2004	0.50%	20,500	16.437638	336,972	0.19%	23.47%
2003	0.50%	2,305	13.312843	30,686	0.12%	33.13%	05/01/03

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I
2005	0.50%	26,236	17.195159	451,132	1.37%	9.93%
2004	0.50%	10,062	15.642411	157,394	1.10%	18.28%
2003	0.50%	2,090	13.224912	27,640	0.79%	32.25%	05/01/03

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3
2005	0.50%	2,394	9.848458	23,577	7.95%	-1.52%	05/02/05

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3
2005	0.50%	17,310	12.761961	220,910	0.53%	27.62%	05/02/05

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3
2005	0.50%	21,078	11.251218	237,153	0.39%	12.51%	05/02/05

Gartmore GVIT – Dreyfus International Value Fund – Class I
2005	0.50%	24,690	18.551760	458,043	1.34%	11.54%
2004	0.50%	15,934	16.633064	265,031	2.03%	19.69%
2003	0.50%	4,952	13.791985	68,298	0.00%	37.92%	05/01/03

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.50%	137,224	14.928625	2,048,566	1.03%	11.54%
2004	0.50%	57,928	13.383987	775,308	0.54%	15.15%
2003	0.50%	19,389	11.622612	225,351	0.49%	33.98%
2002	0.50%	7,249	8.674888	62,884	0.42%	-15.73%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.50%	39,142	18.054599	706,693	0.61%	31.98%
2004	0.50%	26,586	13.680089	363,699	0.93%	20.14%
2003	0.50%	17,288	11.386650	196,852	0.66%	64.44%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.50%	4,370	12.367140	54,044	6.81%	1.87%
2004	0.50%	25,084	12.139983	304,519	8.50%	9.55%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.50%	7,780	16.182094	125,897	2.00%	10.60%
2004	0.50%	3,124	14.631389	45,708	1.45%	20.39%
2003	0.50%	629	12.153349	7,644	0.88%	40.75%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.50%	7,318	13.092046	95,808	0.00%	7.90%
2004	0.50%	10,306	12.133480	125,048	0.00%	7.32%
2003	0.50%	3,699	11.305727	41,820	0.00%	36.01%

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.50%	33,760	3.094710	104,477	0.00%	-1.01%
2004	0.50%	29,620	3.126331	92,602	0.00%	3.79%
2003	0.50%	44,144	3.012098	132,966	0.00%	54.46%
2002	0.50%	2,129	1.950112	4,152	0.59%	-43.07%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.50%	18,728	14.624338	273,885	2.16%	5.86%
2004	0.50%	10,822	13.814954	149,505	1.92%	29.32%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Government Bond Fund: Class I
2005	0.50%	64,816	$32.062663	$2,078,174	3.64%	2.75%
2004	0.50%	43,088	31.204592	1,344,543	5.48%	2.75%
2003	0.50%	20,794	30.370279	631,520	3.14%	1.49%
2002	0.50%	10,251	29.923916	306,750	4.42%	10.43%
2001	0.50%	1,291	27.097613	34,983	5.12%	6.72%

Gartmore GVIT – Growth Fund – Class I
2005	0.50%	111,080	18.233340	2,025,359	0.08%	5.97%
2004	0.50%	72,558	17.206018	1,248,434	0.33%	7.62%
2003	0.50%	13,689	15.988156	218,862	0.02%	32.08%
2002	0.50%	10,305	12.105122	124,743	0.00%	-29.08%

Gartmore GVIT – International Growth Fund: Class I
2005	0.50%	4,962	9.839331	48,823	1.03%	29.56%
2004	0.50%	1,290	7.594318	9,797	1.40%	13.62%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.50%	72,740	6.169108	448,741	0.00%	9.20%
2004	0.50%	87,438	5.649583	493,988	0.00%	14.76%
2003	0.50%	74,157	4.922829	365,062	0.00%	39.44%

Gartmore GVIT – Money Market Fund – Class I
2005	0.50%	305,794	19.028333	5,818,750	2.64%	2.16%
2004	0.50%	162,122	18.626719	3,019,801	0.78%	0.31%
2003	0.50%	103,301	18.569650	1,918,271	0.63%	0.12%
2002	0.50%	12,207	18.546928	226,402	1.26%	0.71%
2001	0.50%	7,295	18.417013	134,352	3.57%	3.08%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.50%	297,534	44.533940	13,250,361	0.91%	6.91%
2004	0.50%	167,838	41.656679	6,991,574	1.28%	9.20%
2003	0.50%	19,074	38.145818	727,593	0.56%	26.88%
2002	0.50%	3,981	30.065207	119,690	0.85%	-17.77%
2001	0.50%	1,162	36.560512	42,483	0.74%	-12.26%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.50%	9,478	13.635788	129,240	1.54%	9.76%
2004	0.50%	2,600	12.422944	32,300	0.52%	18.20%
2003	0.50%	588	10.510022	6,180	0.19%	24.76%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.50%	36,714	7.727049	283,691	0.00%	7.55%
2004	0.50%	32,220	7.184440	231,483	0.00%	12.85%
2003	0.50%	10,334	6.366359	65,790	0.00%	33.60%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.50%	164,618	20.856322	3,433,326	0.06%	2.56%
2004	0.50%	100,222	20.335711	2,038,086	0.00%	16.71%
2003	0.50%	31,504	17.423619	548,914	0.00%	56.07%
2002	0.50%	4,939	11.163801	55,138	0.01%	-27.53%
2001	0.50%	16,203	15.403979	249,591	0.03%	27.63%

Gartmore GVIT – Small Company Fund: Class I
2005	0.50%	159,914	35.701630	5,709,190	0.00%	11.76%
2004	0.50%	94,992	31.945431	3,034,560	0.00%	18.43%
2003	0.50%	45,264	26.974404	1,220,969	0.00%	40.31%
2002	0.50%	13,072	19.224829	251,307	0.00%	-17.74%
2001	0.50%	749	23.371178	17,505	0.10%	-7.17%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.50%	17,823	3.283013	58,513	0.00%	50.21%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.50%	14,474	15.465102	223,842	0.00%	11.41%
2004	0.50%	21,016	13.881788	291,740	0.00%	11.85%
2003	0.50%	8,655	12.411260	107,419	0.00%	51.38%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.50%	11,354	13.904678	157,874	3.89%	1.67%
2004	0.50%	9,006	13.676033	123,166	4.85%	6.00%
2003	0.50%	2,912	12.901625	37,570	5.47%	11.56%
2002	0.50%	360	11.565028	4,163	4.53%	6.67%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.50%	15,396	$15.316704	$235,816	1.69%	3.73%
2004	0.50%	7,480	14.766163	110,451	1.56%	16.91%
2003	0.50%	570	12.630064	7,199	1.52%	26.30%	05/01/03

Gartmore GVIT III – Dreyfus International Value Fund – Class III
2005	0.50%	44,904	11.414099	512,539	0.95%	14.14%	05/02/05

Gartmore GVIT III – Emerging Markets Fund: Class III
2005	0.50%	42,298	13.292850	562,261	0.19%	32.93%	05/02/05

Gartmore GVIT III – Federated High Income Bond Fund: Class III
2005	0.50%	4,790	10.505908	50,323	6.33%	5.06%	05/02/05

Gartmore GVIT III – Global Health Sciences Fund: Class III
2005	0.50%	20,616	10.706525	220,726	0.00%	7.07%	05/02/05

Gartmore GVIT III – Global Technology and Communications Fund: Class III
2005	0.50%	18,758	12.276743	230,287	0.00%	22.77%	05/02/05

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.50%	59,996	13.258370	795,449	1.95%	7.39%
2004	0.50%	49,550	12.345496	611,719	1.75%	13.46%

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.50%	8,068	11.496816	92,756	2.78%	2.79%
2004	0.50%	2,158	11.184449	24,136	2.46%	4.13%
2003	0.50%	1,037	10.740821	11,138	2.37%	7.37%

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.50%	129,056	12.415323	1,602,272	2.36%	4.82%
2004	0.50%	85,112	11.844428	1,008,103	2.27%	8.99%
2003	0.50%	16,518	10.867503	179,509	2.06%	19.45%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.50%	81,078	12.948162	1,049,811	2.14%	6.54%
2004	0.50%	41,042	12.153407	498,800	1.97%	11.53%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.50%	18,510	12.036367	222,793	2.75%	3.97%
2004	0.50%	9,360	11.577210	108,363	2.48%	6.62%

Janus AS – Balanced Portfolio – Service Shares
2005	0.50%	1,282	12.690331	16,269	2.56%	7.13%
2004	0.50%	730	11.846263	8,648	3.27%	7.75%

Janus AS – Forty Portfolio – Service Shares
2005	0.50%	44,888	8.091082	363,192	0.01%	12.00%
2004	0.50%	23,622	7.224414	170,655	0.02%	17.38%
2003	0.50%	7,149	6.154757	44,000	0.25%	19.63%
2002	0.50%	12,685	5.144661	65,260	0.30%	-16.35%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.50%	36,250	4.009018	145,327	0.00%	10.99%
2004	0.50%	16,918	3.611898	61,106	0.00%	0.06%
2003	0.50%	8,256	3.609555	29,800	0.00%	45.74%
2002	0.50%	3,149	2.476639	7,799	0.00%	-41.23%

Janus AS – International Growth Portfolio – Service Shares
2005	0.50%	62,034	9.257232	574,263	1.14%	31.28%
2004	0.50%	11,248	7.051335	79,313	0.83%	18.09%
2003	0.50%	7,242	5.970919	43,241	0.99%	33.86%
2002	0.50%	12,584	4.460490	56,131	0.67%	-26.13%

Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares
2005	0.50%	3,292	15.815517	52,065	1.43%	10.36%
2004	0.50%	2,006	14.330811	28,748	2.29%	16.88%

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class
2005	0.50%	9,568	13.056404	124,924	0.38%	3.97%
2004	0.50%	4,150	12.557998	52,116	0.00%	8.64%
2003	0.50%	1,131	11.559230	13,073	0.00%	15.59%	05/01/03

MFS® VITSM – MFS Value Series – Initial Class
2005	0.50%	8,422	14.992740	126,269	0.65%	6.13%
2004	0.50%	1,594	14.126859	22,518	0.34%	14.60%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – International Portfolio – Class S
2005	0.50%	490	$11.711411	$5,739	0.22%	17.11%	05/02/05

Neuberger Berman AMT – Regency Portfolio – Class S
2005	0.50%	2,318	11.623425	26,943	0.00%	16.23%	05/02/05

Neuberger Berman AMT – Balanced Portfolio®– I Class Shares
2005	0.50%	1,038	11.494958	11,932	1.03%	8.64%
2004	0.50%	408	10.580939	4,317	1.30%	8.76%
2003	0.50%	387	9.728263	3,765	1.91%	15.70%

Neuberger Berman AMT – Growth Portfolio®– I Class Shares
2005	0.50%	111,124	38.986368	4,332,321	0.00%	12.93%
2004	0.50%	72,940	34.521424	2,517,993	0.00%	16.02%
2003	0.50%	24,292	29.754395	722,794	0.00%	30.75%
2002	0.50%	5,671	22.757505	129,058	0.00%	-31.51%
2001	0.50%	3,126	33.226236	103,865	0.00%	-30.71%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.50%	42,392	12.551167	532,069	0.14%	7.85%
2004	0.50%	32,314	11.637402	376,051	0.12%	15.24%
2003	0.50%	12,247	10.098680	123,679	0.84%	31.10%
2002	0.50%	870	7.702769	6,701	0.80%	-26.82%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.50%	38,328	22.640077	867,749	2.61%	0.94%
2004	0.50%	37,986	22.429536	852,008	3.64%	0.28%
2003	0.50%	20,267	22.367675	453,326	4.41%	1.91%
2002	0.50%	4,156	21.947749	91,215	4.91%	4.81%
2001	0.50%	2,817	20.939856	58,988	5.78%	8.24%

Neuberger Berman AMT – Partners Portfolio®– I Class Shares
2005	0.50%	163,828	34.231207	5,608,030	1.02%	17.46%
2004	0.50%	72,448	29.143256	2,111,371	0.01%	18.38%
2003	0.50%	15,209	24.617984	374,415	0.00%	34.41%
2002	0.50%	7,065	18.314930	129,395	0.53%	-24.52%

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class Shares
2005	0.50%	2,512	14.781029	37,130	0.00%	6.33%
2004	0.50%	98	13.901675	1,362	0.00%	12.71%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.50%	5,906	14.321953	84,585	0.00%	2.39%
2004	0.50%	4,114	13.988281	57,548	0.00%	11.32%

Neuberger Berman AMT – Mid Cap Growth Portfolio®– S Class Shares
2005	0.50%	5,284	16.003177	84,561	0.00%	12.86%
2004	0.50%	2,568	14.179701	36,413	0.00%	15.46%
2003	0.50%	1,669	12.281545	20,498	0.00%	22.82%	05/01/03

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.50%	62,332	6.378300	397,572	0.00%	11.77%
2004	0.50%	50,906	5.706718	290,506	0.00%	19.18%
2003	0.50%	15,822	4.788336	75,761	0.00%	24.96%
2002	0.50%	2,385	3.831748	9,139	0.65%	-28.15%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.50%	154,400	16.535627	2,553,101	0.93%	4.58%
2004	0.50%	104,114	15.812092	1,646,260	0.33%	6.40%
2003	0.50%	43,463	14.860580	645,885	0.38%	30.29%
2002	0.50%	9,164	11.405697	104,522	0.64%	-27.22%
2001	0.50%	8,487	15.672302	133,011	0.64%	-13.02%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.50%	262,628	39.620511	10,405,456	1.07%	13.74%
2004	0.50%	191,944	34.834576	6,686,288	1.25%	18.57%
2003	0.50%	33,503	29.379176	984,291	0.76%	42.31%
2002	0.50%	4,420	20.644823	91,250	0.56%	-22.52%

Oppenheimer Funds – High Income Fund/VA – Initial Class
2005	0.50%	17,466	12.301306	214,855	6.75%	1.80%
2004	0.50%	14,518	12.083237	175,424	4.23%	8.42%
2003	0.50%	8,543	11.144531	95,208	0.00%	11.45%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Main Street Fund® /VA – Initial Class
2005	0.50%	48,678	$9.438598	$459,452	1.25%	5.45%
2004	0.50%	33,884	8.950876	303,291	0.84%	8.91%
2003	0.50%	10,060	8.218350	82,677	0.90%	26.09%
2002	0.50%	3,493	6.518000	22,767	0.65%	-19.20%

Oppenheimer Funds – Main Street Small Cap Fund® /VA – Initial Class
2005	0.50%	6,094	17.965801	109,484	0.00%	9.37%
2004	0.50%	554	16.426073	9,100	0.00%	18.82%

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	0.50%	102,966	35.300804	3,634,783	1.76%	3.37%
2004	0.50%	54,126	34.149236	1,848,362	1.01%	9.55%
2003	0.50%	23,053	31.171669	718,600	2.82%	24.33%
2002	0.50%	9,549	25.070852	239,402	3.60%	-10.85%

Oppenheimer Funds III – Global Securities Fund/VA – Class 3
2005	0.50%	63,366	12.019802	761,647	0.00%	20.20%	05/02/05

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	0.50%	85,328	26.785454	2,285,549	5.34%	2.08%
2004	0.50%	73,062	26.240474	1,917,182	4.80%	4.97%
2003	0.50%	32,391	24.998938	809,741	5.67%	6.25%
2002	0.50%	379	23.529109	8,918	7.25%	8.54%
2001	0.50%	47	21.678723	1,019	7.04%	7.25%

Putnam VT IB – Growth & Income Fund – IB Shares
2005	0.50%	486	14.335363	6,967	1.56%	4.70%
2004	0.50%	236	13.691228	3,231	1.66%	10.56%

Putnam VT IB – International Equity Fund – IB Shares
2005	0.50%	1,404	16.464692	23,116	1.11%	11.64%
2004	0.50%	1,000	14.748085	14,748	1.61%	15.62%

Putnam VT IB – Voyager II Fund – IB Shares
2005	0.50%	2,788	12.985042	36,202	0.60%	5.17%
2004	0.50%	720	12.347084	8,890	0.19%	4.51%

Strong VIF – Strong International Stock Fund II
2002	0.50%	392	5.758212	2,257	4.04%	-26.91%

T. Rowe Price II – Blue Chip Growth Portfolio – II
2005	0.50%	818	11.277528	9,225	0.29%	12.78%	05/02/05

T. Rowe Price II – Equity Income Portfolio – II
2005	0.50%	5,032	10.601687	53,348	1.20%	6.02%	05/02/05

T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio – Class II
2005	0.50%	540	10.094160	5,451	1.39%	0.94%	05/02/05

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	0.50%	43,868	21.853802	958,683	7.55%	-3.51%
2004	0.50%	36,364	22.649785	823,637	8.78%	8.61%
2003	0.50%	19,995	20.854897	416,994	1.75%	17.57%
2002	0.50%	4,159	17.737696	73,771	0.00%	21.05%
2001	0.50%	1,086	14.653212	15,913	4.39%	-5.57%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.50%	142,848	15.870762	2,267,107	0.73%	31.34%
2004	0.50%	56,568	12.083728	683,552	0.59%	25.26%
2003	0.50%	60,208	9.646671	580,807	0.11%	53.42%
2002	0.50%	32,774	6.287778	206,076	0.20%	-3.39%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.50%	94,726	31.007818	2,937,247	0.30%	50.92%
2004	0.50%	65,614	20.546330	1,348,127	0.37%	23.61%
2003	0.50%	19,105	16.655601	318,205	0.48%	44.36%
2002	0.50%	7,750	11.537923	89,419	0.68%	-3.32%
2001	0.50%	4	11.933986	48	1.21%	-10.89%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2005	0.50%	10,072	10.983426	110,625	3.62%	3.70%
2004	0.50%	3,084	10.591991	32,666	4.78%	3.85%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.50%	28,944	$18.495488	$535,333	7.52%	11.69%
2004	0.50%	16,150	16.559313	267,433	6.41%	9.51%
2003	0.50%	7,714	15.120856	116,642	0.00%	27.23%
2002	0.50%	2,372	11.884934	28,191	6.91%	8.68%
2001	0.50%	1,244	10.935992	13,604	9.40%	9.55%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.50%	94,426	45.366664	4,283,793	1.22%	16.47%
2004	0.50%	69,458	38.951553	2,705,497	1.55%	35.71%
2003	0.50%	28,086	28.701013	806,097	0.00%	36.83%
2002	0.50%	10,521	20.976263	220,691	3.29%	-1.28%

Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT
2005	0.50%	83,820	32.700726	2,740,975	0.00%	7.73%
2004	0.50%	50,972	30.353233	1,547,165	0.00%	15.14%
2003	0.50%	18,256	26.361651	481,258	0.00%	38.73%
2002	0.50%	2,071	19.001713	39,353	0.00%	-12.45%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.50%	200,868	51.392952	10,323,199	0.00%	7.35%
2004	0.50%	143,178	47.875122	6,854,664	0.00%	17.63%
2003	0.50%	38,309	40.699472	1,559,156	0.07%	36.32%
2002	0.50%	10,474	29.855056	312,702	0.38%	-27.18%
2001	0.50%	3,831	41.000669	157,074	0.59%	-4.19%

Multiple Payment contracts and Flexible Premium contracts

AIM VIF – Basic Value Fund – Series I Shares
2005	0.80%	24,934	15.023289	374,591	0.09%	4.90%
2004	0.80%	43,590	14.322072	624,299	0.00%	10.18%
2003	0.80%	14,499	12.998258	188,462	0.11%	29.98%	05/01/03

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.80%	4,924	14.079275	69,326	0.04%	7.97%
2004	0.80%	4,090	13.039850	53,333	0.00%	5.78%
2003	0.80%	5,333	12.327742	65,744	0.00%	23.28%	05/01/03

AIM VIF – Capital Development Fund – Series I Shares
2005	0.80%	9,328	16.121553	150,382	0.00%	8.73%
2004	0.80%	9,498	14.826548	140,823	0.00%	14.58%
2003	0.80%	3,166	12.939952	40,968	0.00%	29.40%	05/01/03

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.80%	37,766	14.236062	537,639	1.68%	4.03%
2004	0.80%	38,966	13.684124	533,216	0.96%	10.57%
2003	0.80%	22,041	12.375515	272,769	0.00%	23.76%	05/01/03

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A
2005	0.80%	29,330	17.226379	505,250	0.72%	6.06%
2004	0.80%	43,250	16.241455	702,443	0.13%	18.35%
2003	0.80%	11,736	13.722986	161,053	0.02%	37.23%	05/01/03

American Century VP – Balanced Fund – Class I
2005	0.80%	119,320	23.498278	2,803,815	1.83%	4.10%
2004	0.80%	159,436	22.572554	3,598,878	1.68%	8.90%
2003	0.80%	195,164	20.727117	4,045,187	2.53%	18.51%
2002	0.80%	196,895	17.490037	3,443,701	2.63%	-10.28%
2001	0.80%	201,384	19.493759	3,925,731	2.81%	-4.31%

American Century VP – Capital Appreciation Fund – Class I
2005	0.80%	365,618	21.718376	7,940,629	0.00%	21.09%
2004	0.80%	460,364	17.935168	8,256,706	0.00%	6.73%
2003	0.80%	592,724	16.804738	9,960,572	0.00%	19.51%
2002	0.80%	657,612	14.060797	9,246,549	0.00%	-21.83%
2001	0.80%	735,263	17.987270	13,225,374	0.00%	-28.64%

American Century VP – Income & Growth Fund – Class I
2005	0.80%	157,452	12.244450	1,927,913	2.03%	3.80%
2004	0.80%	220,344	11.796249	2,599,233	1.44%	12.09%
2003	0.80%	259,996	10.523680	2,736,115	1.30%	28.32%
2002	0.80%	289,017	8.200926	2,370,207	1.10%	-20.01%
2001	0.80%	322,604	10.252927	3,307,635	0.81%	-9.09%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – International Fund – Class I
2005	0.80%	311,096	$19.440637	$6,047,904	1.27%	12.35%
2004	0.80%	471,466	17.302961	8,157,758	0.58%	14.01%
2003	0.80%	587,899	15.176915	8,922,493	0.75%	23.52%
2002	0.80%	679,193	12.287143	8,345,342	0.79%	-21.01%
2001	0.80%	733,730	15.554724	11,412,968	0.09%	-29.74%

American Century VP – Mid Cap Value Fund – Class I
2005	0.80%	5,722	11.262347	64,443	1.06%	12.62%	05/02/05

American Century VP – Ultra® Fund – Class I
2005	0.80%	34,120	11.024259	376,148	0.00%	1.35%
2004	0.80%	37,042	10.877007	402,906	0.00%	9.79%
2003	0.80%	34,345	9.906750	340,247	0.00%	23.90%
2002	0.80%	7,959	7.995504	63,636	0.46%	-20.04%	05/01/02

American Century VP – Value Fund – Class I
2005	0.80%	333,368	22.307840	7,436,720	0.88%	4.20%
2004	0.80%	363,556	21.408869	7,783,323	1.01%	13.42%
2003	0.80%	461,113	18.875362	8,703,675	1.09%	27.93%
2002	0.80%	522,332	14.754246	7,706,615	0.90%	-13.32%
2001	0.80%	499,070	17.020923	8,494,632	0.95%	11.92%

American Century VP – VistaSM Fund – Class I
2005	0.80%	2,306	11.403054	26,295	0.00%	14.03%	05/02/05

American Century VP II – Inflation Protection Fund – Class II
2005	0.80%	71,902	10.859530	780,822	4.38%	0.75%
2004	0.80%	72,104	10.778433	777,168	3.57%	4.96%
2003	0.80%	6,574	10.268669	67,506	1.88%	2.69%	04/30/03

American Century VP III – International Fund – Class III
2005	0.80%	69,942	11.612061	812,171	0.00%	16.12%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.80%	36,140	14.388419	519,997	0.00%	15.22%
2004	0.80%	40,182	12.487641	501,778	0.00%	17.05%
2003	0.80%	53,805	10.668685	574,029	0.00%	46.48%
2002	0.80%	156,158	7.283277	1,137,342	0.00%	-34.68%
2001	0.80%	135,156	11.150533	1,507,061	0.00%	-29.21%

Credit Suisse Trust – International Focus Portfolio
2005	0.80%	320,444	14.183450	4,545,001	0.91%	16.51%
2004	0.80%	369,172	12.174019	4,494,307	0.99%	13.83%
2003	0.80%	431,745	10.695076	4,617,546	0.49%	32.03%
2002	0.80%	469,749	8.100409	3,805,159	0.00%	-20.54%
2001	0.80%	503,048	10.194751	5,128,449	0.00%	-22.90%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.80%	443,896	18.193863	8,076,183	0.00%	-3.45%
2004	0.80%	539,886	18.844567	10,173,918	0.00%	9.99%
2003	0.80%	692,838	17.133573	11,870,790	0.00%	47.37%
2002	0.80%	739,837	11.626571	8,601,767	0.00%	-34.22%
2001	0.80%	816,970	17.675000	14,439,945	0.00%	-16.68%

Dreyfus IP – European Equity Portfolio
2001	0.80%	9,248	6.633319	61,345	0.84%	-28.71%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.80%	52,974	13.422021	711,018	0.00%	6.38%
2004	0.80%	70,472	12.616946	889,141	0.50%	20.91%
2003	0.80%	47,348	10.434661	494,060	0.33%	36.68%
2002	0.80%	5,194	7.634206	39,652	0.27%	-23.66%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.80%	1,502,104	29.461184	44,253,762	1.60%	3.86%
2004	0.80%	1,932,026	28.366357	54,804,539	1.80%	9.76%
2003	0.80%	2,290,356	25.844217	59,192,457	1.51%	27.34%
2002	0.80%	2,526,349	20.295193	51,272,741	1.31%	-22.98%
2001	0.80%	2,735,378	26.351146	72,080,345	1.06%	-12.88%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.80%	285,024	$23.643910	$6,739,082	0.00%	2.79%
2004	0.80%	333,044	23.001657	7,660,564	0.38%	5.36%
2003	0.80%	403,682	21.830604	8,812,622	0.11%	25.00%
2002	0.80%	432,657	17.464486	7,556,132	0.21%	-29.51%
2001	0.80%	479,262	24.776659	11,874,511	0.06%	-23.20%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.80%	211,690	13.866041	2,935,302	0.02%	3.55%
2004	0.80%	279,490	13.390880	3,742,617	1.63%	4.21%
2003	0.80%	338,655	12.850022	4,351,724	1.40%	20.20%
2002	0.80%	376,103	10.690124	4,020,588	1.14%	-17.38%
2001	0.80%	358,763	12.938645	4,641,907	0.84%	-10.04%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2005	0.80%	17,282	14.876684	257,099	0.00%	4.96%
2004	0.80%	22,806	14.173675	323,245	0.22%	10.45%
2003	0.80%	8,113	12.832258	104,108	0.08%	28.32%	05/01/03

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.80%	98,630	13.424762	1,324,084	1.34%	2.53%
2004	0.80%	117,298	13.093387	1,535,828	1.23%	6.61%
2003	0.80%	140,345	12.281397	1,723,633	0.84%	25.56%
2002	0.80%	152,335	9.781078	1,490,001	0.60%	-25.92%
2001	0.80%	162,195	13.204070	2,141,634	0.50%	-6.60%

Federated IS – American Leaders Fund II – Primary Shares
2005	0.80%	5,150	14.219360	73,230	1.33%	4.19%
2004	0.80%	5,782	13.647806	78,912	0.41%	8.90%
2003	0.80%	1,104	12.531875	13,835	0.00%	25.32%	05/01/03

Federated IS – Capital Appreciation Fund II – Primary Shares
2005	0.80%	606	12.913893	7,826	1.07%	1.10%
2004	0.80%	770	12.772814	9,835	0.28%	6.54%
2003	0.80%	553	11.988805	6,630	0.00%	19.89%	05/01/03

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.80%	60,574	11.501519	696,693	3.65%	0.49%
2004	0.80%	73,162	11.445157	837,351	4.98%	2.79%
2003	0.80%	117,985	11.134037	1,313,649	3.93%	3.81%
2002	0.80%	101,228	10.725195	1,085,690	0.00%	7.25%	05/01/02

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2005	0.80%	824,566	46.932598	38,699,025	1.64%	5.02%
2004	0.80%	1,112,750	44.687399	49,725,903	1.56%	10.64%
2003	0.80%	1,336,308	40.389521	53,972,840	1.80%	29.29%
2002	0.80%	1,471,599	31.238892	45,971,122	1.77%	-17.61%
2001	0.80%	1,558,719	37.915521	59,099,643	1.70%	-5.72%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	0.80%	1,251,056	39.666280	49,624,738	0.51%	4.96%
2004	0.80%	1,643,610	37.792486	62,116,108	0.27%	2.55%
2003	0.80%	2,035,206	36.851094	74,999,568	0.27%	31.79%
2002	0.80%	2,235,794	27.961807	62,516,840	0.25%	-30.66%
2001	0.80%	2,474,278	40.327380	99,781,149	0.08%	-18.31%

Fidelity® VIP – High Income Portfolio: Initial Class
2005	0.80%	356,194	27.098684	9,652,389	16.14%	1.88%
2004	0.80%	565,686	26.597360	15,045,754	8.82%	8.72%
2003	0.80%	720,241	24.464133	17,620,072	5.94%	26.25%
2002	0.80%	765,595	19.377316	14,835,176	9.29%	2.62%
2001	0.80%	653,854	18.882734	12,346,551	13.67%	-12.44%

Fidelity® VIP – Overseas Portfolio: Initial Class
2005	0.80%	287,574	25.223510	7,253,626	0.71%	18.10%
2004	0.80%	498,640	21.357697	10,649,802	1.14%	12.73%
2003	0.80%	653,974	18.945840	12,390,087	0.83%	42.23%
2002	0.80%	722,432	13.320811	9,623,380	0.83%	-20.92%
2001	0.80%	814,381	16.843777	13,717,252	5.37%	-21.80%

Fidelity® VIP – Overseas Portfolio: Service Class R
2005	0.80%	84,208	12.433969	1,047,040	0.00%	24.34%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	0.80%	261,190	$28.387536	$7,414,541	2.76%	3.22%
2004	0.80%	416,912	27.502617	11,466,171	2.76%	4.63%
2003	0.80%	623,055	26.285930	16,377,580	3.62%	17.04%
2002	0.80%	753,208	22.459775	16,916,882	3.98%	-9.46%
2001	0.80%	808,651	24.805237	20,058,780	4.21%	-4.86%

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	0.80%	1,315,976	32.110552	42,256,716	0.29%	16.01%
2004	0.80%	1,547,972	27.679601	42,847,247	0.34%	14.56%
2003	0.80%	1,740,028	24.162368	42,043,197	0.46%	27.44%
2002	0.80%	1,875,068	18.959642	35,550,618	0.85%	-10.07%
2001	0.80%	2,013,717	21.083066	42,455,328	0.78%	-12.95%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.80%	184,098	10.651144	1,960,854	1.67%	1.27%
2004	0.80%	47,726	10.517675	501,967	1.88%	3.49%
2003	0.80%	12,869	10.163210	130,790	0.00%	1.63%	05/01/03

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2005	0.80%	267,592	11.230531	3,005,200	0.95%	8.03%
2004	0.80%	304,964	10.396153	3,170,452	0.53%	6.34%
2003	0.80%	324,568	9.776597	3,173,171	0.74%	28.84%
2002	0.80%	328,074	7.588268	2,489,513	1.07%	-22.47%
2001	0.80%	341,765	9.787292	3,344,954	0.38%	-15.11%

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.80%	247,064	20.335877	5,024,263	0.00%	17.26%
2004	0.80%	190,596	17.341823	3,305,282	0.00%	23.78%
2003	0.80%	40,642	14.010381	569,410	0.00%	40.10%	05/01/03

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.80%	47,774	13.451310	642,623	0.00%	1.74%
2004	0.80%	79,260	13.221316	1,047,922	0.00%	13.08%
2003	0.80%	100,700	11.692079	1,177,392	0.00%	56.53%
2002	0.80%	10,466	7.469351	78,174	0.00%	-25.31%	05/01/02

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2
2005	0.80%	82,484	13.442988	1,108,831	0.65%	34.43%	05/02/05

Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class
2005	0.80%	2,332	10.748937	25,067	0.56%	7.49%	05/02/05

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class
2005	0.80%	15,234	11.059893	168,486	0.86%	10.60%	05/02/05

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class
2005	0.80%	3,818	11.269912	43,029	1.32%	12.70%	05/02/05

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I
2005	0.80%	136,502	13.895780	1,896,802	1.09%	2.86%
2004	0.80%	110,404	13.509605	1,491,514	0.66%	10.36%
2003	0.80%	47,169	12.240997	577,396	0.20%	22.41%	05/01/03

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I
2005	0.80%	114,196	17.684023	2,019,445	0.91%	8.12%
2004	0.80%	87,470	16.355679	1,430,631	0.19%	23.10%
2003	0.80%	8,003	13.286230	106,330	0.12%	32.86%	05/01/03

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I
2005	0.80%	46,522	17.058302	793,586	1.37%	9.60%
2004	0.80%	64,070	15.564386	997,210	1.10%	17.93%
2003	0.80%	22,318	13.198462	294,563	0.79%	31.98%	05/01/03

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3
2005	0.80%	2,864	9.828879	28,150	7.95%	-1.71%	05/02/05

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3
2005	0.80%	18,806	12.736654	239,526	0.53%	27.37%	05/02/05

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3
2005	0.80%	19,372	11.228867	217,526	0.39%	12.29%	05/02/05

Gartmore GVIT – Dreyfus International Value Fund – Class I
2005	0.80%	27,788	18.404112	511,413	1.34%	11.20%
2004	0.80%	64,536	16.550116	1,068,078	2.03%	19.33%
2003	0.80%	6,704	13.764414	92,277	0.00%	37.64%	05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.80%	229,268	$14.677115	$3,364,993	1.03%	11.21%
2004	0.80%	324,610	13.197899	4,284,170	0.54%	14.81%
2003	0.80%	402,465	11.495433	4,626,509	0.49%	33.58%
2002	0.80%	332,165	8.605706	2,858,514	0.42%	-15.98%
2001	0.80%	246,977	10.242303	2,529,613	0.54%	-2.10%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.80%	57,534	17.772777	1,022,539	0.61%	31.58%
2004	0.80%	84,992	13.506849	1,147,974	0.93%	19.78%
2003	0.80%	74,580	11.276219	840,980	0.66%	63.95%
2002	0.80%	29,904	6.877883	205,676	0.17%	-15.91%
2001	0.80%	23,612	8.178748	193,117	0.52%	-5.94%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.80%	15,130	12.268656	185,625	6.81%	1.57%
2004	0.80%	29,550	12.079399	356,946	8.50%	9.22%
2003	0.80%	13,029	11.059766	144,098	9.25%	10.60%	05/01/03

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.80%	31,498	16.005171	504,131	2.00%	10.27%
2004	0.80%	23,526	14.514755	341,474	1.45%	20.03%
2003	0.80%	19,256	12.092670	232,856	0.88%	40.33%
2002	0.80%	3,345	8.617613	28,826	0.08%	-13.82%	05/01/02

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.80%	24,756	12.948895	320,563	0.00%	7.58%
2004	0.80%	44,046	12.036757	530,171	0.00%	7.00%
2003	0.80%	22,955	11.249287	258,227	0.00%	35.61%
2002	0.80%	3,831	8.295539	31,780	0.00%	-17.04%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.80%	124,346	3.046342	378,800	0.00%	-1.31%
2004	0.80%	219,234	3.086695	676,708	0.00%	3.48%
2003	0.80%	304,934	2.982846	909,571	0.00%	54.00%
2002	0.80%	113,725	1.936951	220,280	0.59%	-43.24%
2001	0.80%	86,686	3.412440	295,811	0.00%	-43.18%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.80%	52,446	14.464451	758,603	2.16%	5.54%
2004	0.80%	38,258	13.704848	524,320	1.92%	28.93%
2003	0.80%	6,211	10.629478	66,020	0.70%	23.06%
2002	0.80%	1,341	8.637451	11,583	0.54%	-13.63%	05/01/02

Gartmore GVIT – Government Bond Fund: Class I
2005	0.80%	225,488	24.326268	5,485,282	3.64%	2.44%
2004	0.80%	314,094	23.746180	7,458,533	5.48%	2.44%
2003	0.80%	448,119	23.180734	10,387,727	3.14%	1.19%
2002	0.80%	575,815	22.908666	13,191,154	4.42%	10.10%
2001	0.80%	492,674	20.807253	10,251,193	5.12%	6.40%

Gartmore GVIT – Growth Fund – Class I
2005	0.80%	720,822	17.967853	12,951,624	0.08%	5.65%
2004	0.80%	818,234	17.006258	13,915,099	0.33%	7.30%
2003	0.80%	936,407	15.849998	14,842,049	0.02%	31.68%
2002	0.80%	969,929	12.036520	11,674,570	0.00%	-29.29%
2001	0.80%	950,129	17.022307	16,173,388	0.00%	-28.71%

Gartmore GVIT – International Growth Fund: Class I
2005	0.80%	37,028	9.685731	358,643	1.03%	29.17%
2004	0.80%	16,036	7.498148	120,240	1.40%	13.28%
2003	0.80%	5,733	6.618892	37,946	0.00%	34.54%
2002	0.80%	7,532	4.919535	37,054	0.00%	-24.71%
2001	0.80%	8,456	6.534130	55,253	0.09%	-29.22%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.80%	88,246	6.065031	535,215	0.00%	8.87%
2004	0.80%	97,936	5.570908	545,592	0.00%	14.42%
2003	0.80%	398,980	4.868865	1,942,580	0.00%	39.02%
2002	0.80%	250,537	3.502288	877,453	0.00%	-37.52%
2001	0.80%	146,210	5.605279	819,548	0.00%	-30.87%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Money Market Fund – Class I
2005	0.80%	727,730	$15.286397	$11,124,370	2.64%	1.85%
2004	0.80%	899,340	15.008890	13,498,095	0.78%	0.00%
2003	0.80%	1,224,466	15.008153	18,376,973	0.63%	-0.18%
2002	0.80%	1,963,625	15.035122	29,523,341	1.26%	0.40%
2001	0.80%	1,991,692	14.974957	29,825,502	3.57%	2.77%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.80%	1,522,010	35.868129	54,591,651	0.91%	6.59%
2004	0.80%	1,808,392	33.651239	60,854,631	1.28%	8.88%
2003	0.80%	2,115,628	30.907637	65,389,062	0.56%	26.50%
2002	0.80%	2,203,258	24.433418	53,833,124	0.85%	-18.01%
2001	0.80%	2,295,929	29.801440	68,421,990	0.74%	-12.53%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.80%	12,432	13.486728	167,667	1.54%	9.44%
2004	0.80%	3,724	12.323917	45,894	0.52%	17.85%
2003	0.80%	6,691	10.457551	69,971	0.19%	24.39%
2002	0.80%	12,664	8.407288	106,470	1.18%	-15.93%	05/01/02

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.80%	96,746	7.596795	734,960	0.00%	7.23%
2004	0.80%	168,182	7.084474	1,191,481	0.00%	12.51%
2003	0.80%	191,617	6.296628	1,206,541	0.00%	33.20%
2002	0.80%	202,182	4.727311	955,777	0.00%	-33.82%
2001	0.80%	146,635	7.143137	1,047,434	0.00%	-11.55%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.80%	287,838	20.382189	5,866,769	0.06%	2.25%
2004	0.80%	410,958	19.932939	8,191,601	0.00%	16.36%
2003	0.80%	566,915	17.129814	9,711,149	0.00%	55.61%
2002	0.80%	581,061	11.008455	6,396,584	0.01%	-27.74%
2001	0.80%	679,631	15.235359	10,354,422	0.03%	27.25%

Gartmore GVIT – Small Company Fund: Class I
2005	0.80%	568,428	35.000912	19,895,498	0.00%	11.42%
2004	0.80%	659,468	31.412204	20,715,343	0.00%	18.07%
2003	0.80%	812,594	26.603797	21,618,086	0.00%	39.89%
2002	0.80%	877,427	19.017572	16,686,531	0.00%	-17.99%
2001	0.80%	928,089	23.188796	21,521,266	0.10%	-7.45%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.80%	103,819	3.251119	337,528	0.00%	49.76%
2002	0.80%	80,828	2.170866	175,467	0.00%	-43.31%
2001	0.80%	50,607	3.829622	193,806	0.00%	-39.52%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.80%	30,714	15.296041	469,803	0.00%	11.07%
2004	0.80%	27,528	13.771155	379,092	0.00%	11.51%
2003	0.80%	55,080	12.349314	680,200	0.00%	50.93%
2002	0.80%	3,205	8.182356	26,224	0.00%	-18.18%	05/01/02

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.80%	44,454	13.670462	607,707	3.89%	1.37%
2004	0.80%	59,986	13.485955	808,968	4.85%	5.68%
2003	0.80%	67,316	12.760526	858,988	5.47%	11.22%
2002	0.80%	94,053	11.472904	1,079,061	4.53%	6.35%
2001	0.80%	55,247	10.787560	595,980	8.29%	3.35%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.80%	32,400	15.194781	492,311	1.69%	3.42%
2004	0.80%	29,708	14.692503	436,485	1.56%	16.56%
2003	0.80%	9,638	12.604789	121,485	1.52%	26.05%	05/01/03

Gartmore GVIT III – Dreyfus International Value Fund – Class III
2005	0.80%	35,798	11.391430	407,790	0.95%	13.91%	05/02/05

Gartmore GVIT III – Emerging Markets Fund: Class III
2005	0.80%	49,358	13.266490	654,807	0.19%	32.66%	05/02/05

Gartmore GVIT III – Federated High Income Bond Fund: Class III
2005	0.80%	8,904	10.485051	93,359	6.33%	4.85%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT III – Global Health Sciences Fund: Class III
2005	0.80%	19,656	$10.685265	$210,030	0.00%	6.85%	05/02/05

Gartmore GVIT III – Global Technology and Communications Fund: Class III
2005	0.80%	10,504	12.252375	128,699	0.00%	22.52%	05/02/05

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.80%	85,552	13.103041	1,120,991	1.95%	7.07%
2004	0.80%	57,102	12.237400	698,780	1.75%	13.12%
2003	0.80%	45,840	10.818285	495,910	1.41%	30.82%
2002	0.80%	17,710	8.269753	146,457	1.83%	-17.30%	01/25/02

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.80%	40,486	11.362140	460,008	2.78%	2.49%
2004	0.80%	44,818	11.086539	496,877	2.46%	3.82%
2003	0.80%	27,042	10.678769	288,775	2.37%	7.05%
2002	0.80%	21,249	9.975795	211,976	2.80%	-0.24%	01/25/02

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.80%	234,442	12.269879	2,876,575	2.36%	4.51%
2004	0.80%	230,378	11.740731	2,704,806	2.27%	8.66%
2003	0.80%	153,659	10.804715	1,660,242	2.06%	19.10%
2002	0.80%	44,700	9.072331	405,533	1.72%	-9.28%	01/25/02

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.80%	281,378	12.796464	3,600,643	2.14%	6.22%
2004	0.80%	250,424	12.046998	3,016,857	1.97%	11.20%
2003	0.80%	180,393	10.833658	1,954,316	1.54%	25.64%
2002	0.80%	94,483	8.623105	814,737	1.55%	-13.77%	01/25/02

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.80%	88,944	11.895366	1,058,021	2.75%	3.66%
2004	0.80%	43,224	11.475860	496,033	2.48%	6.31%
2003	0.80%	40,296	10.795210	435,004	2.34%	12.79%
2002	0.80%	18,773	9.570814	179,673	2.35%	-4.29%	01/25/02

Janus AS – Balanced Portfolio – Service Shares
2005	0.80%	11,204	12.589281	141,050	2.56%	6.81%
2004	0.80%	6,582	11.787133	77,583	3.27%	7.43%
2003	0.80%	2,548	10.971897	27,956	4.49%	9.72%	05/01/03

Janus AS – Forty Portfolio – Service Shares
2005	0.80%	225,546	7.954734	1,794,158	0.01%	11.66%
2004	0.80%	271,392	7.123936	1,933,379	0.02%	17.03%
2003	0.80%	331,505	6.087370	2,017,994	0.25%	19.28%
2002	0.80%	358,288	5.103609	1,828,562	0.30%	-16.60%
2001	0.80%	350,620	6.119334	2,145,561	0.91%	-22.46%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.80%	195,006	3.941403	768,597	0.00%	10.66%
2004	0.80%	234,210	3.561614	834,166	0.00%	-0.23%
2003	0.80%	262,295	3.569999	936,393	0.00%	45.31%
2002	0.80%	276,903	2.456849	680,309	0.00%	-41.40%
2001	0.80%	346,031	4.192814	1,450,844	0.56%	-37.82%

Janus AS – International Growth Portfolio – Service Shares
2005	0.80%	171,522	9.101228	1,561,061	1.14%	30.89%
2004	0.80%	166,012	6.953243	1,154,322	0.83%	17.74%
2003	0.80%	186,894	5.905539	1,103,710	0.99%	33.46%
2002	0.80%	219,129	4.424879	969,619	0.67%	-26.35%
2001	0.80%	227,552	6.008001	1,367,133	0.70%	-24.04%

Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares
2005	0.80%	11,304	15.689665	177,356	1.43%	10.03%
2004	0.80%	4,180	14.259340	59,604	2.29%	16.53%
2003	0.80%	649	12.236775	7,942	0.30%	22.37%	05/01/03

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class
2005	0.80%	13,712	12.952455	177,604	0.38%	3.66%
2004	0.80%	15,444	12.495325	192,978	0.00%	8.32%
2003	0.80%	3,685	11.536092	42,510	0.00%	15.36%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
MFS® VIT SM – MFS Value Series – Initial Class
2005	0.80%	12,536	$14.873414	$186,453	0.65%	5.81%
2004	0.80%	9,316	14.056392	130,949	0.34%	14.26%
2003	0.80%	3,296	12.301954	40,547	0.00%	23.02%	05/01/03

Neuberger Berman AMT – International Portfolio – Class S
2005	0.80%	58,070	11.688169	678,732	0.22%	16.88%	05/02/05

Neuberger Berman AMT – Regency Portfolio – Class S
2005	0.80%	2,398	11.600355	27,818	0.00%	16.00%	05/02/05

Neuberger Berman AMT – Balanced Portfolio®– I Class Shares
2005	0.80%	1,268	24.981076	31,676	1.03%	8.31%
2004	0.80%	1,898	23.063588	43,775	1.30%	8.44%
2003	0.80%	3,028	21.268673	64,402	1.91%	15.35%
2002	0.80%	2,497	18.438130	46,040	4.01%	-17.81%
2001	0.80%	636	22.433930	14,268	0.00%	-3.34%	06/15/01

Neuberger Berman AMT – Growth Portfolio®– I Class Shares
2005	0.80%	370,758	26.545874	9,842,095	0.00%	12.60%
2004	0.80%	519,352	23.576070	12,244,279	0.00%	15.67%
2003	0.80%	637,363	20.381526	12,990,431	0.00%	30.35%
2002	0.80%	698,803	15.635481	10,926,121	0.00%	-31.71%
2001	0.80%	800,152	22.896752	18,320,882	0.00%	-30.92%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.80%	88,548	12.265806	1,086,113	0.14%	7.53%
2004	0.80%	121,580	11.406874	1,386,848	0.12%	14.89%
2003	0.80%	143,460	9.928356	1,424,322	0.84%	30.71%
2002	0.80%	161,292	7.595581	1,225,106	0.80%	-27.04%
2001	0.80%	196,852	10.409898	2,049,209	0.47%	-2.30%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.80%	93,430	18.269985	1,706,965	2.61%	0.64%
2004	0.80%	165,170	18.154314	2,998,548	3.64%	-0.02%
2003	0.80%	195,325	18.158640	3,546,836	4.41%	1.61%
2002	0.80%	225,668	17.871272	4,032,974	4.91%	4.50%
2001	0.80%	178,198	17.101800	3,047,507	5.78%	7.91%

Neuberger Berman AMT – Partners Portfolio®– I Class Shares
2005	0.80%	450,896	33.621038	15,159,592	1.02%	17.11%
2004	0.80%	534,216	28.709463	15,337,054	0.01%	18.03%
2003	0.80%	637,464	24.324378	15,505,915	0.00%	34.01%
2002	0.80%	728,943	18.150798	13,230,897	0.53%	-24.75%
2001	0.80%	777,174	24.119941	18,745,391	0.38%	-3.61%

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class Shares
2005	0.80%	7,910	14.663357	115,987	0.00%	6.01%
2004	0.80%	18,504	13.832310	255,953	0.00%	12.38%
2003	0.80%	3,251	12.308850	40,016	0.00%	23.09%	05/01/03

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.80%	1,526	14.207958	21,681	0.00%	2.08%
2004	0.80%	3,644	13.918505	50,719	0.00%	10.99%
2003	0.80%	854	12.540843	10,710	0.00%	25.41%	05/01/03

Neuberger Berman AMT – Mid Cap Growth Portfolio®– S Class Shares
2005	0.80%	9,044	15.875842	143,581	0.00%	12.52%
2004	0.80%	11,620	14.108984	163,946	0.00%	15.11%
2003	0.80%	17,581	12.256991	215,490	0.00%	22.57%	05/01/03

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.80%	203,896	6.270767	1,278,584	0.00%	11.43%
2004	0.80%	265,960	5.627305	1,496,638	0.00%	18.82%
2003	0.80%	315,600	4.735882	1,494,644	0.00%	24.59%
2002	0.80%	279,004	3.801151	1,060,536	0.65%	-28.37%
2001	0.80%	298,688	5.306432	1,584,968	0.87%	-31.82%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.80%	488,450	16.169181	7,897,836	0.93%	4.26%
2004	0.80%	653,294	15.508004	10,131,286	0.33%	6.08%
2003	0.80%	796,583	14.618573	11,644,907	0.38%	29.90%
2002	0.80%	847,094	11.253616	9,532,871	0.64%	-27.44%
2001	0.80%	859,711	15.509895	13,334,027	0.64%	-13.28%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.80%	519,226	$38.963173	$20,230,692	1.07%	13.40%
2004	0.80%	723,504	34.359210	24,859,026	1.25%	18.21%
2003	0.80%	941,453	29.065271	27,363,587	0.76%	41.88%
2002	0.80%	1,001,953	20.485514	20,525,522	0.56%	-22.76%
2001	0.80%	1,078,042	26.520512	28,590,226	0.69%	-12.74%

Oppenheimer Funds – High Income Fund/VA – Initial Class
2005	0.80%	20,712	12.203356	252,756	6.75%	1.50%
2004	0.80%	30,734	12.022940	369,513	4.23%	8.10%
2003	0.80%	12,557	11.122220	139,662	0.00%	11.22%	05/01/03

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.80%	92,862	9.279543	861,717	1.25%	5.13%
2004	0.80%	97,760	8.826404	862,869	0.84%	8.59%
2003	0.80%	114,284	8.128407	928,947	0.90%	25.71%
2002	0.80%	111,681	6.466008	722,130	0.65%	-19.44%
2001	0.80%	73,856	8.026816	592,829	0.41%	-10.88%

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class
2005	0.80%	28,068	17.822891	500,253	0.00%	9.05%
2004	0.80%	26,984	16.344185	441,031	0.00%	18.47%
2003	0.80%	26,396	13.796198	364,164	0.00%	37.96%	05/01/03

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	0.80%	211,716	33.428671	7,077,385	1.76%	3.06%
2004	0.80%	325,990	32.435047	10,573,501	1.01%	9.22%
2003	0.80%	378,776	29.695890	11,248,090	2.82%	23.96%
2002	0.80%	393,230	23.955594	9,420,058	3.60%	-11.12%
2001	0.80%	394,571	26.951432	10,634,253	3.96%	1.40%

Oppenheimer Funds III – Global Securities Fund/VA – Class 3
2005	0.80%	156,170	11.995949	1,873,407	0.00%	19.96%	05/02/05

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	0.80%	276,654	24.300441	6,722,814	5.34%	1.77%
2004	0.80%	337,846	23.877339	8,066,863	4.80%	4.65%
2003	0.80%	422,466	22.815950	9,638,963	5.67%	5.93%
2002	0.80%	492,395	21.538984	10,605,688	7.25%	8.21%
2001	0.80%	499,632	19.904727	9,945,039	7.04%	6.92%

Putnam VT IB – Growth & Income Fund – IB Shares
2005	0.80%	6,136	14.221232	87,261	1.56%	4.39%
2004	0.80%	3,926	13.622923	53,484	1.66%	10.23%
2003	0.80%	1,210	12.359054	14,954	0.00%	23.59%	05/01/03

Putnam VT IB – International Equity Fund – IB Shares
2005	0.80%	18,032	16.333628	294,528	1.11%	11.31%
2004	0.80%	8,052	14.674512	118,159	1.61%	15.27%
2003	0.80%	4,931	12.730633	62,775	0.00%	27.31%	05/01/03

Putnam VT IB – Voyager II Fund – IB Shares
2005	0.80%	2,700	12.881691	34,781	0.60%	4.85%
2004	0.80%	1,378	12.285483	16,929	0.19%	4.20%
2003	0.80%	1,238	11.790763	14,597	0.00%	17.91%	05/01/03

Strong VIF – Strong International Stock Fund II
2002	0.80%	199,430	5.696130	1,135,979	4.04%	-27.13%
2001	0.80%	213,256	7.816872	1,666,995	0.00%	-22.76%

T. Rowe Price II – Blue Chip Growth Portfolio – II
2005	0.80%	17,726	11.255124	199,508	0.29%	12.55%	05/02/05

T. Rowe Price II – Equity Income Portfolio – II
2005	0.80%	21,876	10.580627	231,462	1.20%	5.81%	05/02/05

T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio – Class II
2005	0.80%	2,888	10.073971	29,094	1.39%	0.74%	05/02/05

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	0.80%	64,726	19.633767	1,270,815	7.55%	-3.80%
2004	0.80%	94,458	20.409871	1,927,876	8.78%	8.28%
2003	0.80%	159,535	18.848928	3,007,064	1.75%	17.22%
2002	0.80%	198,934	16.079714	3,198,802	0.00%	20.69%
2001	0.80%	120,008	13.323421	1,598,917	4.39%	-5.86%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.80%	293,746	$15.531958	$4,562,451	0.73%	30.95%
2004	0.80%	322,338	11.861162	3,823,303	0.59%	24.89%
2003	0.80%	401,918	9.497431	3,817,188	0.11%	52.96%
2002	0.80%	444,801	6.209058	2,761,795	0.20%	-3.68%
2001	0.80%	444,368	6.445985	2,864,389	0.00%	-2.60%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.80%	119,090	36.954214	4,400,877	0.30%	50.47%
2004	0.80%	134,666	24.559747	3,307,363	0.37%	23.24%
2003	0.80%	173,612	19.968789	3,466,821	0.48%	43.92%
2002	0.80%	254,426	13.874598	3,530,058	0.68%	-3.61%
2001	0.80%	176,699	14.394010	2,543,407	1.21%	-11.16%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2005	0.80%	22,076	10.895944	240,539	3.62%	3.39%
2004	0.80%	15,460	10.539104	162,935	4.78%	3.54%
2003	0.80%	2,958	10.179170	30,110	0.00%	1.79%	05/01/03

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.80%	68,904	18.085748	1,246,180	7.52%	11.36%
2004	0.80%	74,670	16.240956	1,212,712	6.41%	9.19%
2003	0.80%	113,201	14.874690	1,683,830	0.00%	26.85%
2002	0.80%	79,485	11.726545	932,084	6.91%	8.35%
2001	0.80%	74,719	10.822665	808,659	9.40%	9.22%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.80%	267,504	44.496942	11,903,110	1.22%	16.12%
2004	0.80%	332,014	38.319214	12,722,516	1.55%	35.31%
2003	0.80%	336,013	28.319843	9,515,835	0.00%	36.42%
2002	0.80%	355,742	20.759770	7,385,122	3.29%	-1.58%
2001	0.80%	313,717	21.092541	6,617,089	3.98%	8.96%

Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT
2005	0.80%	130,268	32.224282	4,197,793	0.00%	7.41%
2004	0.80%	194,396	30.000581	5,831,993	0.00%	14.80%
2003	0.80%	240,474	26.133664	6,284,467	0.00%	38.32%
2002	0.80%	264,753	18.893884	5,002,212	0.00%	-12.72%
2001	0.80%	269,121	21.646818	5,825,613	0.72%	3.25%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.80%	373,488	50.644296	18,915,037	0.00%	7.03%
2004	0.80%	515,136	47.318990	24,375,715	0.00%	17.28%
2003	0.80%	690,716	40.347502	27,868,665	0.07%	35.92%
2002	0.80%	826,619	29.685674	24,538,742	0.38%	-27.40%
2001	0.80%	901,762	40.890795	36,873,765	0.59%	-4.48%

American Century VP – Balanced Fund – Class I
2005	1.00%	52,040	10.882231	566,311	1.83%	3.89%

American Century VP – Capital Appreciation Fund – Class I
2005	1.00%	171,146	7.100441	1,215,212	0.00%	20.85%

American Century VP – Income & Growth Fund – Class I
2005	1.00%	20,504	9.965424	204,331	2.03%	3.59%

American Century VP – International Fund – Class I
2005	1.00%	61,088	8.214210	501,790	1.27%	12.13%

American Century VP – Ultra® Fund – Class I
2005	1.00%	5,288	10.943695	57,870	0.00%	1.15%

American Century VP – Value Fund – Class I
2005	1.00%	71,670	16.376728	1,173,720	0.88%	3.99%

Credit Suisse Trust – Global Small Cap Portfolio
2005	1.00%	3,714	6.496475	24,128	0.00%	14.99%

Credit Suisse Trust – International Focus Portfolio
2005	1.00%	15,960	9.513742	151,839	0.91%	16.27%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	1.00%	41,474	7.185242	298,001	0.00%	-3.65%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	1.00%	15,334	13.324009	204,310	0.00%	6.17%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	1.00%	344,792	$8.862854	$3,055,841	1.60%	3.65%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	1.00%	20,360	6.322127	128,719	0.00%	2.59%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	1.00%	21,248	9.369677	199,087	0.02%	3.34%

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	1.00%	23,964	9.134532	218,900	1.34%	2.33%

Federated IS – Quality Bond Fund II – Primary Shares
2005	1.00%	4,004	11.417503	45,716	3.65%	0.29%

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2005	1.00%	537,298	11.985917	6,440,009	1.64%	4.81%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	1.00%	746,748	6.958097	5,195,945	0.51%	4.75%

Fidelity® VIP – High Income Portfolio: Initial Class
2005	1.00%	126,486	10.651851	1,347,310	16.14%	1.68%

Fidelity® VIP – Overseas Portfolio: Initial Class
2005	1.00%	162,770	10.624371	1,729,329	0.71%	17.87%

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	1.00%	287,746	10.339381	2,975,116	2.76%	3.01%

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	1.00%	210,686	12.233291	2,577,383	0.29%	15.78%

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2005	1.00%	11,798	8.554456	100,925	0.95%	7.81%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	1.00%	11,298	13.353090	150,863	0.00%	1.54%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	1.00%	43,640	13.226964	577,225	1.03%	10.99%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	1.00%	19,494	17.324605	337,726	0.61%	31.32%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	1.00%	5,612	15.888310	89,165	2.00%	10.05%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	1.00%	19,108	12.854278	245,620	0.00%	7.36%

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	1.00%	15,226	2.929673	44,607	0.00%	-1.50%

Gartmore GVIT – Global Utilities Fund: Class I
2005	1.00%	8,262	14.358831	118,633	2.16%	5.33%

Gartmore GVIT – Government Bond Fund: Class I
2005	1.00%	119,678	12.902408	1,544,134	3.64%	2.24%

Gartmore GVIT – Growth Fund – Class I
2005	1.00%	38,158	5.529847	211,008	0.08%	5.44%

Gartmore GVIT – International Growth Fund: Class I
2005	1.00%	24,308	9.635544	234,221	1.03%	28.92%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	1.00%	24,834	5.609609	139,309	0.00%	8.65%

Gartmore GVIT – Money Market Fund – Class I
2005	1.00%	408,430	10.519895	4,296,641	2.64%	1.64%

Gartmore GVIT – Nationwide® Fund: Class I
2005	1.00%	153,820	9.791361	1,506,107	0.91%	6.38%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	1.00%	3,916	13.388228	52,428	1.54%	9.22%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	1.00%	9,740	7.520431	73,249	0.00%	7.02%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	1.00%	105,618	16.297231	1,721,281	0.06%	2.05%

Gartmore GVIT – Small Company Fund: Class I
2005	1.00%	40,176	13.551021	544,426	0.00%	11.20%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	1.00%	13,390	$15.184319	$203,318	0.00%	10.85%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	1.00%	2,210	13.245485	29,273	3.89%	1.17%

Gartmore GVIT ID II – Conservative Fund – Class II
2005	1.00%	2,858	11.273191	32,219	2.78%	2.28%

Gartmore GVIT ID II – Moderate Fund – Class II
2005	1.00%	36,840	12.173861	448,485	2.36%	4.30%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	1.00%	1,550	12.696312	19,679	2.14%	6.01%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	1.00%	6,244	11.802269	73,693	2.75%	3.45%

Janus AS – Forty Portfolio – Service Shares
2005	1.00%	8,522	8.213276	69,994	0.01%	11.44%

Janus AS – Global Technology Portfolio – Service Shares
2005	1.00%	17,522	4.085406	71,584	0.00%	10.44%

Janus AS – International Growth Portfolio – Service Shares
2005	1.00%	35,600	9.896611	352,319	1.14%	30.63%

Neuberger Berman AMT – Growth Portfolio®– I Class Shares
2005	1.00%	189,716	5.658791	1,073,563	0.00%	12.37%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	1.00%	2,788	10.858076	30,272	0.14%	7.32%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	1.00%	47,674	11.659063	555,834	2.61%	0.44%

Neuberger Berman AMT – Partners Portfolio®– I Class Shares
2005	1.00%	78,466	13.343910	1,047,043	1.02%	16.87%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	1.00%	14,778	5.488955	81,116	0.00%	11.21%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	1.00%	112,070	8.184351	917,220	0.93%	4.06%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	1.00%	136,196	12.217371	1,663,957	1.07%	13.17%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	1.00%	16,864	9.169966	154,642	1.25%	4.92%

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	1.00%	127,708	12.353496	1,577,640	1.76%	2.86%

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	1.00%	32,080	13.172613	422,577	5.34%	1.57%

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	1.00%	44,648	14.409920	643,374	7.55%	-3.99%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	1.00%	33,638	17.824242	599,572	0.73%	30.69%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	1.00%	66,950	23.079126	1,545,147	0.30%	50.17%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	1.00%	8,002	18.206549	145,689	7.52%	11.14%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	1.00%	63,520	23.286362	1,479,150	1.22%	15.89%

Wells Fargo VTFSM– Wells Fargo Advantage Discovery Fund VT
2005	1.00%	30,292	14.243955	431,478	0.00%	7.20%

Wells Fargo VTFSM– Wells Fargo Advantage Opportunity Fund VT
2005	1.00%	179,860	11.770963	2,117,125	0.00%	6.81%

Single Premium contracts issued on or after April 16, 1990

American Century VP – Balanced Fund – Class I
2005	1.30%	2,878	21.944037	63,155	1.83%	3.58%
2004	1.30%	35,358	21.184881	749,055	1.68%	8.36%
2003	1.30%	36,906	19.550372	721,526	2.53%	17.92%
2002	1.30%	36,064	16.579698	597,930	2.63%	-10.73%
2001	1.30%	27,610	18.571841	512,769	2.81%	-4.79%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Capital Appreciation Fund – Class I
2005	1.30%	6,016	$21.895512	$131,723	0.00%	20.49%
2004	1.30%	66,996	18.171733	1,217,433	0.00%	6.19%
2003	1.30%	85,342	17.111726	1,460,349	0.00%	18.92%
2002	1.30%	83,334	14.389339	1,199,121	0.00%	-22.22%
2001	1.30%	93,041	18.500029	1,721,261	0.00%	-29.00%

American Century VP – Income & Growth Fund – Class I
2005	1.30%	8,246	11.784027	97,171	2.03%	3.28%
2004	1.30%	31,276	11.409408	356,841	1.44%	11.53%
2003	1.30%	21,876	10.229575	223,782	1.30%	27.68%
2002	1.30%	18,481	8.011655	148,063	1.10%	-20.41%
2001	1.30%	40,468	10.066594	407,375	0.81%	-9.54%

American Century VP – International Fund – Class I
2005	1.30%	14,464	18.362361	265,593	1.27%	11.80%
2004	1.30%	55,662	16.424915	914,244	0.58%	13.44%
2003	1.30%	52,719	14.478934	763,315	0.75%	22.90%
2002	1.30%	67,411	11.780758	794,153	0.79%	-21.40%
2001	1.30%	105,515	14.988556	1,581,517	0.09%	-30.10%

American Century VP – Ultra® Fund – Class I
2004	1.30%	8,076	10.732849	86,678	0.00%	9.25%
2003	1.30%	1,710	9.824442	16,800	0.00%	23.29%
2002	1.30%	739	7.968770	5,889	0.46%	-20.31%	05/01/02

American Century VP – Value Fund – Class I
2005	1.30%	16,188	21.324425	345,200	0.88%	3.68%
2004	1.30%	92,778	20.567340	1,908,197	1.01%	12.86%
2003	1.30%	85,452	18.224277	1,557,301	1.09%	27.29%
2002	1.30%	94,957	14.316630	1,359,464	0.90%	-13.75%
2001	1.30%	123,905	16.598988	2,056,698	0.95%	11.36%

Credit Suisse Trust – Global Small Cap Portfolio
2005	1.30%	2,682	13.753775	36,888	0.00%	14.65%
2004	1.30%	4,110	11.996474	49,306	0.00%	16.47%
2003	1.30%	10,616	10.300420	109,349	0.00%	45.75%
2002	1.30%	5,188	7.067052	36,664	0.00%	-35.01%
2001	1.30%	7,002	10.873870	76,139	0.00%	-29.56%

Credit Suisse Trust – International Focus Portfolio
2005	1.30%	24,184	13.458367	325,477	0.91%	15.93%
2004	1.30%	41,378	11.609376	480,373	0.99%	13.26%
2003	1.30%	33,394	10.250133	342,293	0.49%	31.37%
2002	1.30%	49,680	7.802280	387,617	0.00%	-20.94%
2001	1.30%	55,979	9.868857	552,449	0.00%	-23.29%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	1.30%	18,546	17.263500	320,169	0.00%	-3.93%
2004	1.30%	42,546	17.970297	764,564	0.00%	9.44%
2003	1.30%	49,309	16.420586	809,683	0.00%	46.63%
2002	1.30%	54,671	11.198504	612,233	0.00%	-34.55%
2001	1.30%	82,230	17.109846	1,406,943	0.00%	-17.10%

Dreyfus IP – European Equity Portfolio
2001	1.30%	2,993	6.578172	19,688	0.84%	-29.06%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	1.30%	5,586	13.178346	73,614	0.00%	5.85%
2004	1.30%	21,594	12.449758	268,840	0.50%	20.31%
2003	1.30%	14,581	10.347973	150,884	0.33%	36.00%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	1.30%	43,062	27.711836	1,193,327	1.60%	3.34%
2004	1.30%	166,174	26.815353	4,456,014	1.80%	9.21%
2003	1.30%	181,645	24.553549	4,460,029	1.51%	26.71%
2002	1.30%	179,477	19.378177	3,477,937	1.31%	-23.37%
2001	1.30%	215,776	25.286872	5,456,300	1.06%	-13.32%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	1.30%	1,602	$22.241255	$35,630	0.00%	2.28%
2004	1.30%	9,240	21.745234	200,926	0.38%	4.84%
2003	1.30%	11,971	20.741572	248,297	0.11%	24.38%
2002	1.30%	13,724	16.676328	228,866	0.21%	-29.86%
2001	1.30%	22,613	23.777410	537,679	0.06%	-23.58%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	1.30%	52,560	13.291662	698,610	0.02%	3.03%
2004	1.30%	69,410	12.900329	895,412	1.63%	3.69%
2003	1.30%	71,606	12.441321	890,873	1.40%	19.61%
2002	1.30%	74,627	10.401947	776,266	1.14%	-17.79%
2001	1.30%	80,268	12.653068	1,015,636	0.84%	-10.49%

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	1.30%	7,396	12.832801	94,911	1.34%	2.02%
2004	1.30%	20,464	12.578597	257,408	1.23%	6.08%
2003	1.30%	19,988	11.857652	237,011	0.84%	24.94%
2002	1.30%	13,957	9.490878	132,464	0.60%	-26.29%
2001	1.30%	12,109	12.876695	155,924	0.50%	-7.07%

Federated IS – Quality Bond Fund II – Primary Shares
2005	1.30%	296	11.292632	3,343	3.65%	-0.01%
2004	1.30%	5,244	11.293463	59,223	4.98%	2.28%
2003	1.30%	11,443	11.041537	126,348	3.93%	3.29%
2002	1.30%	4,830	10.689420	51,630	0.00%	6.89%	05/01/02

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2005	1.30%	27,500	43.504590	1,196,376	1.64%	4.50%
2004	1.30%	197,270	41.630375	8,212,424	1.56%	10.09%
2003	1.30%	228,092	37.815050	8,625,310	1.80%	28.65%
2002	1.30%	242,191	29.394119	7,118,991	1.77%	-18.02%
2001	1.30%	292,636	35.855591	10,492,637	1.70%	-6.19%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	1.30%	34,904	37.275932	1,301,079	0.51%	4.44%
2004	1.30%	195,692	35.692511	6,984,739	0.27%	2.04%
2003	1.30%	224,376	34.977889	7,848,199	0.27%	31.13%
2002	1.30%	239,109	26.673304	6,377,827	0.25%	-31.01%
2001	1.30%	283,815	38.662344	10,972,953	0.08%	-18.72%

Fidelity® VIP – High Income Portfolio: Initial Class
2005	1.30%	21,016	27.674631	581,610	16.14%	1.38%
2004	1.30%	106,760	27.298414	2,914,379	8.82%	8.18%
2003	1.30%	136,028	25.234771	3,432,635	5.94%	25.62%
2002	1.30%	160,671	20.087809	3,227,528	9.29%	2.11%
2001	1.30%	93,229	19.673202	1,834,113	13.67%	-12.88%

Fidelity® VIP – Overseas Portfolio: Initial Class
2005	1.30%	5,672	22.274316	126,340	0.71%	17.51%
2004	1.30%	95,424	18.954713	1,808,735	1.14%	12.17%
2003	1.30%	111,937	16.898456	1,891,562	0.83%	41.52%
2002	1.30%	129,046	11.940760	1,540,907	0.83%	-21.31%
2001	1.30%	150,144	15.174561	2,278,369	5.37%	-22.19%

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	1.30%	7,118	29.941319	213,122	2.76%	2.70%
2004	1.30%	121,996	29.152937	3,556,542	2.76%	4.11%
2003	1.30%	143,073	28.002882	4,006,456	3.62%	16.45%
2002	1.30%	165,830	24.046655	3,987,657	3.98%	-9.91%
2001	1.30%	187,390	26.691052	5,001,636	4.21%	-5.34%

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	1.30%	72,552	30.469674	2,210,636	0.29%	15.43%
2004	1.30%	167,594	26.396331	4,423,867	0.34%	13.99%
2003	1.30%	185,397	23.157613	4,293,352	0.46%	26.81%
2002	1.30%	199,804	18.262213	3,648,863	0.85%	-10.52%
2001	1.30%	215,185	20.409441	4,391,806	0.78%	-13.39%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2005	1.30%	844	$10.765183	$9,086	0.95%	7.49%
2004	1.30%	18,258	10.015165	182,857	0.53%	5.81%
2003	1.30%	18,158	9.465516	171,875	0.74%	28.20%
2002	1.30%	15,005	7.383595	110,791	1.07%	-22.86%
2001	1.30%	17,924	9.571123	171,553	0.38%	-15.53%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	1.30%	1,814	13.207092	23,958	0.00%	1.23%
2004	1.30%	23,932	13.046144	312,220	0.00%	12.52%
2003	1.30%	40,013	11.594984	463,950	0.00%	55.76%
2002	1.30%	1,517	7.444367	11,293	0.00%	-25.56%	05/01/02

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	1.30%	15,760	14.267251	224,852	1.03%	10.66%
2004	1.30%	77,226	12.893433	995,708	0.54%	14.24%
2003	1.30%	76,418	11.286523	862,494	0.49%	32.91%
2002	1.30%	48,885	8.491590	415,111	0.42%	-16.40%
2001	1.30%	41,031	10.157238	416,762	0.54%	-2.59%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	1.30%	2,774	17.312824	48,026	0.61%	30.93%
2004	1.30%	13,996	13.222981	185,069	0.93%	19.18%
2003	1.30%	31,749	11.094534	352,240	0.66%	63.13%
2002	1.30%	2,303	6.800904	15,662	0.17%	-16.33%
2001	1.30%	1,128	8.127810	9,168	0.52%	-6.42%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	1.30%	238	15.714600	3,740	2.00%	9.72%
2004	1.30%	9,204	14.322458	131,824	1.45%	19.43%
2003	1.30%	8,059	11.992233	96,645	0.88%	39.63%
2002	1.30%	3,861	8.588804	33,161	0.08%	-14.11%	05/01/02

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	1.30%	286	12.713706	3,636	0.00%	7.04%
2004	1.30%	21,374	11.877203	253,863	0.00%	6.47%
2003	1.30%	22,102	11.155813	246,566	0.00%	34.93%
2002	1.30%	13,221	8.267793	109,308	0.00%	-17.32%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	1.30%	2,224	2.967380	6,599	0.00%	-1.80%
2004	1.30%	29,678	3.021716	89,678	0.00%	2.97%
2003	1.30%	49,780	2.934687	146,089	0.00%	53.23%
2002	1.30%	7,189	1.915215	13,768	0.59%	-43.52%
2001	1.30%	13,394	3.391119	45,421	0.00%	-43.47%

Gartmore GVIT – Global Utilities Fund: Class I
2005	1.30%	4,350	14.201823	61,778	2.16%	5.02%
2004	1.30%	21,056	13.523265	284,746	1.92%	28.29%
2003	1.30%	6,218	10.541163	65,545	0.70%	22.45%
2002	1.30%	2,573	8.608580	22,150	0.54%	-13.91%	05/01/02

Gartmore GVIT – Government Bond Fund: Class I
2005	1.30%	16,748	24.868713	416,501	3.64%	1.93%
2004	1.30%	87,934	24.397010	2,145,327	5.48%	1.93%
2003	1.30%	125,005	23.935432	2,992,049	3.14%	0.68%
2002	1.30%	222,251	23.773114	5,283,598	4.42%	9.55%
2001	1.30%	253,883	21.700608	5,509,415	5.12%	5.86%

Gartmore GVIT – Growth Fund – Class I
2005	1.30%	6,860	16.779162	115,105	0.08%	5.13%
2004	1.30%	20,390	15.960562	325,436	0.33%	6.76%
2003	1.30%	25,825	14.949958	386,083	0.02%	31.03%
2002	1.30%	29,222	11.409842	333,418	0.00%	-29.64%
2001	1.30%	37,694	16.217110	611,288	0.00%	-29.07%

Gartmore GVIT – International Growth Fund: Class I
2005	1.30%	3,512	9.434995	33,136	1.03%	28.53%
2004	1.30%	15,442	7.340515	113,352	1.40%	12.72%
2003	1.30%	4,222	6.512199	27,495	0.00%	33.87%
2002	1.30%	3,701	4.864470	18,003	0.00%	-25.09%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Mid Cap Growth Fund: Class I
2004	1.30%	19,586	$5.442251	$106,592	0.00%	13.85%
2003	1.30%	54,348	4.780255	259,797	0.00%	38.33%
2002	1.30%	36,181	3.455755	125,033	0.00%	-37.83%
2001	1.30%	3,579	5.558609	19,894	0.00%	-31.22%

Gartmore GVIT – Money Market Fund – Class I
2005	1.30%	69,288	14.923119	1,033,993	2.64%	1.34%
2004	1.30%	380,556	14.726229	5,604,155	0.78%	-0.50%
2003	1.30%	388,834	14.800105	5,754,784	0.63%	-0.68%
2002	1.30%	594,197	14.901808	8,854,610	1.26%	-0.10%
2001	1.30%	788,057	14.917365	11,755,734	3.57%	2.25%

Gartmore GVIT – Nationwide® Fund: Class I
2005	1.30%	5,272	35.923101	189,387	0.91%	6.06%
2004	1.30%	50,156	33.871221	1,698,845	1.28%	8.33%
2003	1.30%	66,484	31.265566	2,078,660	0.56%	25.87%
2002	1.30%	72,057	24.840096	1,789,903	0.85%	-18.42%
2001	1.30%	91,363	30.449581	2,781,965	0.74%	-12.97%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	1.30%	1,590	13.241863	21,055	1.54%	8.89%
2004	1.30%	5,346	12.160621	65,011	0.52%	17.26%
2003	1.30%	3,455	10.370684	35,831	0.19%	23.77%
2002	1.30%	178	8.379188	1,491	1.18%	-16.21%	05/01/02

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	1.30%	3,160	7.384553	23,335	0.00%	6.70%
2004	1.30%	27,028	6.920939	187,059	0.00%	11.95%
2003	1.30%	28,379	6.182099	175,442	0.00%	32.53%
2002	1.30%	23,644	4.664552	110,289	0.00%	-34.15%
2001	1.30%	10,664	7.083730	75,541	0.00%	-12.00%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	1.30%	14,854	19.615792	291,373	0.06%	1.75%
2004	1.30%	109,740	19.279280	2,115,708	0.00%	15.78%
2003	1.30%	130,023	16.651092	2,165,025	0.00%	54.83%
2002	1.30%	95,522	10.754320	1,027,274	0.01%	-28.11%
2001	1.30%	193,975	14.958425	2,901,560	0.03%	26.61%

Gartmore GVIT – Small Company Fund: Class I
2005	1.30%	6,916	33.263194	230,048	0.00%	10.87%
2004	1.30%	27,688	30.001771	830,689	0.00%	17.49%
2003	1.30%	40,659	25.536562	1,038,291	0.00%	39.19%
2002	1.30%	38,599	18.345997	708,137	0.00%	-18.40%
2001	1.30%	42,033	22.482240	944,996	0.10%	-7.92%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	1.30%	41,875	3.198637	133,943	0.00%	49.02%
2002	1.30%	9,832	2.146502	21,104	0.00%	-43.60%
2001	1.30%	2,633	3.805692	10,020	0.00%	-39.82%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	1.30%	1,378	15.018298	20,695	0.00%	10.52%
2004	1.30%	11,128	13.588665	151,215	0.00%	10.96%
2003	1.30%	16,491	12.246750	201,961	0.00%	50.17%
2002	1.30%	4,697	8.154993	38,304	0.00%	-18.45%	05/01/02

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	1.30%	2,220	13.288789	29,501	3.89%	0.86%
2004	1.30%	8,078	13.174974	106,427	4.85%	5.16%
2003	1.30%	10,621	12.528743	133,068	5.47%	10.67%
2002	1.30%	10,843	11.320967	122,753	4.53%	5.82%
2001	1.30%	269	10.698042	2,878	8.29%	2.84%

Gartmore GVIT ID II – Conservative Fund – Class II
2004	1.30%	2,914	10.925221	31,836	2.46%	3.30%
2003	1.30%	2,945	10.576130	31,147	2.37%	6.51%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT ID II – Moderate Fund – Class II
2005	1.30%	11,178	$12.031239	$134,485	2.36%	3.99%
2004	1.30%	35,746	11.569914	413,578	2.27%	8.12%
2003	1.30%	32,069	10.700865	343,166	2.06%	18.50%
2002	1.30%	265	9.030143	2,393	1.72%	-9.70%	01/25/02

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	1.30%	22,262	12.547596	279,335	2.14%	5.69%
2004	1.30%	24,178	11.871734	287,035	1.97%	10.65%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	1.30%	75,506	11.663995	880,702	2.75%	3.14%
2004	1.30%	78,358	11.308888	886,142	2.48%	5.78%
2003	1.30%	3,555	10.691448	38,008	2.34%	12.23%
2002	1.30%	99	9.526311	943	2.35%	-4.74%	01/25/02

Janus AS – Forty Portfolio – Service Shares
2005	1.30%	1,398	7.732522	10,810	0.01%	11.11%
2004	1.30%	10,144	6.959531	70,597	0.02%	16.44%
2003	1.30%	13,360	5.976684	79,848	0.25%	18.68%
2002	1.30%	10,536	5.035896	53,058	0.30%	-17.02%
2001	1.30%	15,561	6.068452	94,431	0.91%	-22.85%

Janus AS – Global Technology Portfolio – Service Shares
2004	1.30%	21,408	3.479325	74,485	0.00%	-0.73%
2003	1.30%	36,630	3.505015	128,389	0.00%	44.58%
2002	1.30%	22,402	2.424192	54,307	0.00%	-41.70%
2001	1.30%	44,468	4.157888	184,893	0.56%	-38.13%

Janus AS – International Growth Portfolio – Service Shares
2005	1.30%	5,076	8.846998	44,907	1.14%	30.24%
2004	1.30%	29,924	6.792762	203,267	0.83%	17.15%
2003	1.30%	53,588	5.798153	310,711	0.99%	32.80%
2002	1.30%	59,542	4.366167	259,970	0.67%	-26.72%
2001	1.30%	59,476	5.958051	354,361	0.70%	-24.43%

Neuberger Berman AMT – Growth Portfolio®– I Class Shares
2005	1.30%	8,346	25.728636	214,731	0.00%	12.04%
2004	1.30%	58,460	22.964403	1,342,499	0.00%	15.10%
2003	1.30%	67,899	19.952228	1,354,736	0.00%	29.71%
2002	1.30%	70,474	15.382754	1,084,084	0.00%	-32.05%
2001	1.30%	116,532	22.639891	2,638,272	0.00%	-31.27%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2004	1.30%	4,968	11.032769	54,811	0.12%	14.32%
2003	1.30%	6,729	9.650858	64,941	0.84%	30.06%
2002	1.30%	6,891	7.420249	51,133	0.80%	-27.40%
2001	1.30%	7,490	10.220670	76,553	0.47%	-2.79%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	1.30%	3,662	18.158987	66,498	2.61%	0.14%
2004	1.30%	43,950	18.134220	796,999	3.64%	-0.52%
2003	1.30%	68,214	18.229469	1,243,505	4.41%	1.10%
2002	1.30%	82,238	18.030897	1,482,825	4.91%	3.98%
2001	1.30%	64,208	17.341018	1,113,432	5.78%	7.37%

Neuberger Berman AMT – Partners Portfolio®– I Class Shares
2005	1.30%	22,258	31.756491	706,836	1.02%	16.53%
2004	1.30%	35,560	27.252721	969,107	0.01%	17.44%
2003	1.30%	38,219	23.205843	886,904	0.00%	33.35%
2002	1.30%	42,685	17.402827	742,840	0.53%	-25.12%
2001	1.30%	58,929	23.242157	1,369,637	0.38%	-4.09%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	1.30%	10,562	6.095550	64,381	0.00%	10.88%
2004	1.30%	38,774	5.497394	213,156	0.00%	18.23%
2003	1.30%	27,365	4.649735	127,240	0.00%	23.97%
2002	1.30%	11,830	3.750690	44,371	0.65%	-28.72%
2001	1.30%	12,032	5.262277	63,316	0.87%	-32.16%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	1.30%	10,204	$15.499156	$158,153	0.93%	3.75%
2004	1.30%	74,904	14.939657	1,119,040	0.33%	5.56%
2003	1.30%	87,490	14.153408	1,238,282	0.38%	29.25%
2002	1.30%	84,080	10.950071	920,682	0.64%	-27.81%
2001	1.30%	89,005	15.167382	1,349,973	0.64%	-13.71%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	1.30%	20,412	36.649419	748,088	1.07%	12.84%
2004	1.30%	74,314	32.480314	2,413,742	1.25%	17.62%
2003	1.30%	72,050	27.613518	1,989,554	0.76%	41.18%
2002	1.30%	77,714	19.559687	1,520,062	0.56%	-23.14%
2001	1.30%	89,126	25.449092	2,268,176	0.69%	-13.18%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	1.30%	2,664	9.020429	24,030	1.25%	4.61%
2004	1.30%	25,380	8.622799	218,847	0.84%	8.05%
2003	1.30%	16,358	7.980692	130,548	0.90%	25.08%
2002	1.30%	8,466	6.380282	54,015	0.65%	-19.85%
2001	1.30%	11,244	7.960162	89,504	0.41%	-11.33%

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	1.30%	8,748	32.399586	283,432	1.76%	2.55%
2004	1.30%	59,420	31.593672	1,877,296	1.01%	8.68%
2003	1.30%	66,415	29.070523	1,930,719	2.82%	23.34%
2002	1.30%	58,166	23.568558	1,370,889	3.60%	-11.56%
2001	1.30%	95,325	26.649037	2,540,319	3.96%	0.89%

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	1.30%	8,382	24.474528	205,145	5.34%	1.27%
2004	1.30%	31,218	24.168614	754,496	4.80%	4.13%
2003	1.30%	39,108	23.210049	907,699	5.67%	5.40%
2002	1.30%	66,289	22.020858	1,459,741	7.25%	7.67%
2001	1.30%	71,479	20.452013	1,461,889	7.04%	6.39%

Strong VIF – Strong International Stock Fund II
2002	1.30%	28,207	5.494908	154,995	4.04%	-27.49%
2001	1.30%	28,858	7.578594	218,703	0.00%	-23.15%

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	1.30%	1,402	19.968392	27,996	7.55%	-4.28%
2004	1.30%	41,310	20.861514	861,789	8.78%	7.74%
2003	1.30%	45,248	19.362563	876,117	1.75%	16.64%
2002	1.30%	48,544	16.600653	805,862	0.00%	20.09%
2001	1.30%	33,122	13.823940	457,877	4.39%	-6.33%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	1.30%	9,088	14.846881	134,928	0.73%	30.30%
2004	1.30%	55,514	11.394604	632,560	0.59%	24.27%
2003	1.30%	41,241	9.169570	378,162	0.11%	52.20%
2002	1.30%	32,199	6.024691	193,989	0.20%	-4.16%
2001	1.30%	34,168	6.285993	214,780	0.00%	-3.09%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	1.30%	11,812	32.040853	378,467	0.30%	49.72%
2004	1.30%	60,654	21.400584	1,298,031	0.37%	22.63%
2003	1.30%	52,868	17.487326	924,520	0.48%	43.21%
2002	1.30%	42,486	12.211274	518,808	0.68%	-4.09%
2001	1.30%	38,241	12.731937	486,882	1.21%	-11.61%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	1.30%	374	17.336446	6,484	7.52%	10.81%
2004	1.30%	12,540	15.645892	196,199	6.41%	8.64%
2003	1.30%	28,152	14.401515	405,431	0.00%	26.21%
2002	1.30%	5,151	11.410385	58,775	6.91%	7.81%
2001	1.30%	7,324	10.583651	77,515	9.40%	8.67%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	1.30%	7,386	$42.223333	$311,862	1.22%	15.54%
2004	1.30%	39,270	36.542922	1,435,041	1.55%	34.63%
2003	1.30%	45,256	27.142344	1,228,354	0.00%	35.74%
2002	1.30%	51,170	19.996209	1,023,206	3.29%	-2.07%
2001	1.30%	53,253	20.418602	1,087,352	3.98%	8.41%

Wells Fargo VTFSM– Wells Fargo Advantage Discovery Fund VT
2005	1.30%	2,946	30.095203	88,660	0.00%	6.88%
2004	1.30%	20,844	28.158423	586,934	0.00%	14.22%
2003	1.30%	22,400	24.651908	552,203	0.00%	37.63%
2002	1.30%	26,664	17.911803	477,600	0.00%	-13.15%
2001	1.30%	35,961	20.624646	741,683	0.72%	2.73%

Wells Fargo VTFSM– Wells Fargo Advantage Opportunity Fund VT
2005	1.30%	6,228	47.299447	294,581	0.00%	6.50%
2004	1.30%	58,418	44.414552	2,594,609	0.00%	16.69%
2003	1.30%	69,041	38.060714	2,627,750	0.07%	35.24%
2002	1.30%	78,959	28.143339	2,222,170	0.38%	-27.77%
2001	1.30%	99,955	38.960989	3,894,346	0.59%	-4.95%

2005				$929,399,760

2004				$915,627,476

2003				$881,562,186

2002				$727,023,336

2001				$933,404,977

*
This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholder
Nationwide Life Insurance Company:
We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2006

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Income
(in millions)

	Years ended December 31,
	2005	2004	2003
Revenues:
Policy charges	$1,055.1	$1,025.2	$924.1
Life insurance premiums	260.0	270.4	279.8
Net investment income	2,105.2	2,000.5	1,973.1
Net realized gains (losses) on investments, hedging instruments and hedged items	10.6	(36.4)	(85.2)
Other	2.2	9.8	12.8

Total revenues	3,433.1	3,269.5	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Other benefits and claims	377.5	369.2	380.0
Policyholder dividends on participating policies	33.1	36.2	41.2
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	66.3	59.8	48.4
Other operating expenses	538.8	582.0	515.5

Total benefits and expenses	2,813.0	2,734.5	2,670.2

Income from continuing operations before federal income tax expense	620.1	535.0	434.4
Federal income tax expense	95.6	120.0	96.2

Income from continuing operations	524.5	415.0	338.2
Cumulative effect of adoption of accounting principles, net of taxes	—	(3.3)	(0.6)

Net income	$524.5	$411.7	$337.6

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except per share amounts)

	December 31,
	2005	2004
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $26,958.9 in 2005; $26,708.7 in 2004)	$27,198.1	$27,652.0
Equity securities (cost $35.1 in 2005; $37.7 in 2004)	42.1	48.1
Mortgage loans on real estate, net	8,458.9	8,649.2
Real estate, net	84.9	83.9
Policy loans	604.7	644.5
Other long-term investments	641.5	539.6
Short-term investments, including amounts managed by a related party	1,596.6	1,645.8

Total investments	38,626.8	39,263.1

Cash	0.9	15.5
Accrued investment income	344.0	364.2
Deferred policy acquisition costs	3,597.9	3,416.6
Other assets	1,699.1	2,099.8
Assets held in separate accounts	62,689.8	60,798.7

Total assets	$106,958.5	$105,957.9

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$35,941.1	$36,383.1
Short-term debt	242.3	215.0
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	3,130.1	3,645.2
Liabilities related to separate accounts	62,689.8	60,798.7

Total liabilities	102,703.3	101,742.0

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	3,883.4	3,543.9
Accumulated other comprehensive income	93.6	393.8

Total shareholder’s equity	4,255.2	4,215.9

Total liabilities and shareholder’s equity	$106,958.5	$105,957.9

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Shareholder’s Equity
(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2002	$3.8	$171.1	$2,979.6	$394.3	$3,548.8
Comprehensive income:
Net income	—	—	337.6	—	337.6
Net unrealized gains on securities available-for-sale arising during the period, net of taxes	—	—	—	99.6	99.6
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(26.6)	(26.6)

Total comprehensive income					410.6

Capital contributed by NFS	—	200.2	—	—	200.2
Capital returned to NFS	—	(100.0)	—	—	(100.0)
Dividends to NFS	—	—	(60.0)	—	(60.0)

Balance as of December 31, 2003	3.8	271.3	3,257.2	467.3	3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(42.7)	(42.7)
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(30.8)	(30.8)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(327.3)	(327.3)
Accumulated net gains on cash flow hedges, net of taxes	—	—	—	27.1	27.1

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	$3.8	$274.4	$3,883.4	$93.6	$4,255.2

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$524.5	$411.7	$337.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(10.6)	36.4	85.2
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Capitalization of deferred policy acquisition costs	(460.5)	(496.4)	(567.2)
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Amortization and depreciation	65.6	73.0	69.3
Decrease (increase) in other assets	591.0	(303.5)	(735.9)
(Decrease) increase in policy and other liabilities	(511.1)	324.4	342.3
Other, net	(114.9)	1.5	45.4

Net cash provided by operating activities	1,881.3	1,734.4	1,261.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,198.5	3,099.4	4,101.6
Proceeds from sale of securities available-for-sale	2,619.7	2,485.5	2,220.5
Proceeds from repayments of mortgage loans on real estate	2,854.6	1,920.9	1,478.3
Cost of securities available-for-sale acquired	(6,924.1)	(6,291.4)	(9,366.7)
Cost of mortgage loans on real estate originated or acquired	(2,524.9)	(2,169.9)	(1,914.4)
Net decrease (increase) in short-term investments	56.9	205.9	(639.9)
Collateral received (paid) - securities lending, net	36.6	89.4	(26.1)
Other, net	121.6	(357.2)	280.3

Net cash provided by (used in) investing activities	438.9	(1,017.4)	(3,866.4)

Cash flows from financing activities:
Net proceeds from issuance of long-term debt to NFS	—	—	100.0
Net increase in short-term debt	27.3	15.2	199.8
Capital contributed by NFS	—	3.1	200.2
Capital returned to NFS	—	—	(100.0)
Cash dividends paid to NFS	(185.0)	(125.0)	(60.0)
Investment and universal life insurance product deposits	2,845.4	3,561.6	5,116.1
Investment and universal life insurance product withdrawals	(5,022.5)	(4,156.5)	(2,852.3)

Net cash (used in) provided by financing activities	(2,334.8)	(701.6)	2,603.8

Net (decrease) increase in cash	(14.6)	15.4	(0.8)
Cash, beginning of period	15.5	0.1	0.9

Cash, end of period	$0.9	$15.5	$0.1

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003

(1)	Organization and Description of Business
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.
All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.
Wholly-owned subsidiaries of NLIC as of December 31, 2005 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.
The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation (TBG Financial). The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Effective December 31, 2003, the Company applied the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), to those variable interest entities (VIEs) with which it is associated. As a result, the Company deconsolidated certain VIEs which previously were consolidated, as of that date. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 8% from other sources compared to 70%, 21% and 9%, respectively, in 2004.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.
(c) Derivative Instruments
Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.
The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.
Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.
The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.
(d) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(e) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.
(f) Separate Accounts
Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.
(g) Future Policy Benefits
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance laws.
The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2005 and 2004, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).
(h) Participating Business
Participating business represented approximately 10% in 2005 (11% in 2004 and 13% in 2003) of the Company’s life insurance in force, 52% of the number of life insurance policies in force in 2005 (55% in 2004 and 56% in 2003) and 5% of life insurance statutory premiums in 2005 (7% in 2004 and 11% in 2003). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(i) Federal Income Taxes
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(j) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.
(k) Reclassification
Certain items in the 2004 and 2003 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards
On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. Although the Company is currently unable to quantify the impact of adoption, SFAS 155 could have a material impact on the Company’s financial position and/or results of operations once adopted.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(4)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:
Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $267.5 million extending into 2006 were outstanding as of December 31, 2005 compared to $243.7 million extending into 2005 as of December 31, 2004. The Company also had $47.4 million and $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2005 and 2004, respectively
Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005, the Company’s credit risk from these derivative financial instruments was $63.5 million, net of $203.3 million of cash collateral and $53.2 million in securities pledged as collateral compared to $46.3 million, $415.7 million and $222.5 million, respectively, as of December 31, 2004.
Equity Market Risk:Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 83% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which may require the Company to accelerate the amortization of DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.
In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $1.08 billion and $1.71 billion before reinsurance, respectively, and $178.4 million and $296.5 million net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $26.9 million and $23.6 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by: (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge; or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.
The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Upon reaching scale, the Company anticipates the purchase of S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings; however, the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2005 and 2004. As of December 31, 2005 and 2004, the fair value of the GMAB embedded derivative was $67.9 million and $20.6 million, respectively. The increase in the fair value of the GMAB embedded derivative primarily was due to the value of new business sold during 2005.
Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed minimum withdrawal benefit (GMWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company shall continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GMWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 23.8% in any geographic region of the U.S. and no more than 1.6% with any one borrower, compared to 25.1% and 1.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 32.0% and 30.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.
Significant Business Concentrations:As of December 31, 2005 and 2004, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Guarantee Risk:In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company’s risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company attempts to mitigate these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 17 for further discussion of Tax Credit Funds.
Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.
The Company has entered into reinsurance contracts with certain unaffiliated reinsurers to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $909.6 million and $894.3 million as of December 31, 2005 and 2004, respectively. The impact of these contracts on the Company’s results of operations is immaterial. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts. The Company has no other material reinsurance arrangements with unaffiliated reinsurers. The Company’s only material reinsurance agreements with affiliates are the modified coinsurance agreements pursuant to which NLIC ceded to other members of Nationwide all of its accident and health insurance business not ceded to unaffiliated reinsurers, as described in Note 15.
Collateral – Derivatives:The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.
Collateral – Securities Lending:The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(5)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:
Fixed maturity and equity securities available-for-sale: See Note 2(b).
Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.
Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.
Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.
Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.
Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.
Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005		2004
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$27,198.1	$27,198.1	$27,652.0	$27,652.0
Equity securities	42.1	42.1	48.1	48.1
Mortgage loans on real estate, net	8,458.9	8,503.0	8,649.2	8,942.7
Policy loans	604.7	604.7	644.5	644.5
Short-term investments	1,596.6	1,596.6	1,645.8	1,645.8
Cash	0.9	0.9	15.5	15.5
Assets held in separate accounts	62,689.8	62,689.8	60,798.7	60,798.7

Liabilities
Investment contracts	(28,698.1)	(26,607.2)	(29,196.6)	(26,870.6)
Policy reserves on life insurance contracts	(7,243.0)	(7,173.1)	(7,186.5)	(7,153.9)
Short-term debt	(242.3)	(242.3)	(215.0)	(215.0)
Long-term debt, payable to NFS	(700.0)	(822.8)	(700.0)	(743.9)
Collateral received – securities lending and derivatives	(1,359.1)	(1,359.1)	(1,289.9)	(1,289.9)
Liabilities related to separate accounts	(62,689.8)	(61,483.5)	(60,798.7)	(59,651.2)

Derivative financial instruments
Interest rate swaps hedging assets	3.3	3.3	(72.1)	(72.1)
Cross-currency interest rate swaps	178.5	178.5	495.0	495.0
Interest rate futures contracts	1.6	1.6	(6.5)	(6.5)
Other derivatives	41.1	41.1	36.1	36.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(6)	Derivative Financial Instruments
Qualitative Disclosure
Interest Rate Risk Management
The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.
Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.
As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.
The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.
In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.
The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.
Foreign Currency Risk Management
In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.
The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.
Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.
Equity Market Risk Management
See Note 4 for a complete discussion of the Company’s equity market risk management.
Other Non-Hedging Derivatives
The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.
The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.
The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.
Quantitative Disclosure
Fair Value Hedges
During the years ended December 31, 2005, 2004 and 2003, a net gain of $4.1 million, a net loss of $11.3 million and a net gain of $4.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.
Cash Flow Hedges
For the years ended December 31, 2005, 2004 and 2003, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net gain of $1.0 million and a net loss of $5.4 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.
The Company anticipates reclassifying less than $0.5 million in net losses out of AOCI over the next 12-month period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company did enter into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index, where delivery of the shares will occur 30 years in the future. During 2005, 2004 and 2003, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.
Other Derivative Instruments, Including Embedded Derivatives
Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $9.1 million, a net gain of $8.1 million and a net gain of $11.8 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, Annuity Benefits included a gain of $5.1 million for the year ended December 31, 2005 related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2005, 2004 and 2003, a net loss of $80.7 million, a net loss of $5.9 million and a net gain of $4.2 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $78.3 million, $5.9 million and $0.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2005, 2004 and 2003, respectively.
The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2005	2004
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$2,040.1	$1,891.5
Pay variable/receive fixed rate swaps hedging investments	79.2	152.8
Pay variable/receive variable rate swaps hedging investments	—	145.0
Pay variable/receive fixed rate swaps hedging liabilities	550.0	275.0
Pay variable/receive variable rate swaps hedging liabilities	30.0	280.0
Pay fixed/receive variable rate swaps hedging liabilities	170.0	275.0
Other contracts hedging investments	10.0	43.9
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	439.8	400.9
Hedging foreign currency denominated liabilities	1,312.4	2,028.8
Credit default swaps and other non-hedging instruments	555.3	836.0
Equity option contracts	774.4	190.9
Interest rate futures contracts	120.5	387.0

Total	$6,081.7	$6,906.8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(7)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U.S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$81.1	$13.9	$0.1	$94.9
Agencies not backed by the full faith and credit of the U.S. Government	1,101.0	81.6	1.0	1,181.6
Obligations of states and political subdivisions	246.8	3.1	2.7	247.2
Debt securities issued by foreign governments	41.6	2.7	0.1	44.2
Corporate securities
Public	10,192.0	448.9	26.4	10,614.5
Private	6,633.6	342.9	24.1	6,952.4
Mortgage-backed securities – U.S. Government-backed	4,628.8	59.5	16.3	4,672.0
Asset-backed securities	3,783.8	87.7	26.3	3,845.2

Total fixed maturity securities	26,708.7	1,040.3	97.0	27,652.0
Equity securities	37.7	10.5	0.1	48.1

Total securities available-for-sale	$26,746.4	$1,050.8	$97.1	$27,700.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,902.1	$1,909.1
Due after one year through five years	6,212.8	6,285.3
Due after five years through ten years	6,160.3	6,246.3
Due after ten years	3,172.2	3,334.1

Subtotal	17,447.4	17,774.8
Mortgage-backed securities – U.S. Government-backed	6,048.3	5,958.8
Asset-backed securities	3,463.2	3,464.5

Total	$26,958.9	$27,198.1

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2005	2004
Net unrealized gains, before adjustments and taxes	$246.2	$953.7
Adjustment to DAC	42.4	(144.6)
Adjustment to future policy benefits and claims	(104.6)	(121.6)
Deferred federal income taxes	(64.4)	(240.6)

Net unrealized gains	$119.6	$446.9

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2005	2004	2003
Fixed maturity securities	$(704.1)	$(153.3)	$61.9
Equity securities	(3.4)	(1.2)	12.4

Net change	$(707.5)	$(154.5)	$74.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$5.7	$0.1	$0.2	$—	$5.9	$0.1
Agencies not backed by the full faith and credit of the U.S. Government	179.9	1.0	—	—	179.9	1.0
Obligations of states and political subdivisions	68.6	0.5	52.7	2.2	121.3	2.7
Debt securities issued by foreign governments	—	—	7.5	0.1	7.5	0.1
Corporate securities
Public	1,522.3	17.9	291.5	8.5	1,813.8	26.4
Private	994.2	16.3	184.2	7.8	1,178.4	24.1
Mortgage-backed securities – U.S.
Government-backed	1,271.5	10.5	225.1	5.8	1,496.6	16.3
Asset-backed securities	728.0	15.4	229.3	10.9	957.3	26.3

Total fixed maturity securities	4,770.2	61.7	990.5	35.3	5,760.7	97.0
Equity securities	0.7	0.1	—	—	0.7	0.1

Total	$4,770.9	$61.8	$990.5	$35.3	$5,761.4	$97.1

% of gross unrealized losses		64.0%		36.0%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $2.62 billion, $2.49 billion and $2.22 billion, respectively. During 2005, gross gains of $71.9 million ($61.5 million and $104.0 million in 2004 and 2003, respectively) and gross losses of $22.6 million ($8.7 million and $27.6 million in 2004 and 2003, respectively) were realized on those sales.
The Company had $22.2 million and $18.0 million of real estate investments as of December 31, 2005 and 2004, respectively, that were non-income producing during the preceding twelve months.
Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 2005 ($20.9 million as of December 31, 2004). The carrying value of real estate held for disposal totaled $2.5 million and $2.8 million as of December 31, 2005 and 2004, respectively.
The recorded investment of mortgage loans on real estate considered to be impaired was $29.7 million as of December 31, 2005 ($30.0 million as of December 31, 2004), for which the related valuation allowance was $7.1 million ($7.6 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2005, the average recorded investment in impaired mortgage loans on real estate was $7.4 million ($10.0 million in 2004). Interest income recognized on those loans, which is recognized on a cash basis, totaled $2.1 million in 2005 ($1.6 million in 2004).
The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2005	2004	2003
Allowance, beginning of period	$33.3	$29.1	$43.4
Net additions (reductions) charged (credited) to allowance	(2.2)	4.2	(14.3)

Allowance, end of period	$31.1	$33.3	$29.1

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2005	2004	2003
Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$65.3	$57.5	$98.5
Hedging losses on fixed maturity sales	(6.8)	(15.2)	(42.4)
Equity securities available-for-sale	6.6	4.0	5.5
Mortgage loans on real estate	10.7	10.7	3.0
Mortgage loan hedging losses	(3.3)	(4.0)	(2.4)
Real estate	2.1	3.7	4.2
Other	1.0	8.3	—

Total realized gains on sales, net of hedging losses	75.6	65.0	66.4

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(22.5)	(7.8)	(27.2)
Hedging gains on fixed maturity sales	3.9	3.7	9.2
Equity securities available-for-sale	(0.1)	(0.9)	(0.4)
Mortgage loans on real estate	(10.4)	(6.8)	(5.0)
Mortgage loan hedging gains	7.8	2.2	0.5
Real estate	—	(1.2)	(0.3)
Other	(1.6)	(1.9)	(2.0)

Total realized losses on sales, net of hedging gains	(22.9)	(12.7)	(25.2)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(28.1)	(79.7)	(159.4)
Equity securities available-for-sale	(0.9)	(0.6)	(8.0)
Mortgage loans on real estate, including valuation allowance adjustment	(4.5)	(7.1)	11.7
Real estate	(0.1)	(3.2)	(0.8)
Other	(3.2)	—	—

Total other-than-temporary and other investment impairments	(36.8)	(90.6)	(156.5)

Credit default swaps	(7.5)	0.3	13.3
Periodic net coupon settlements on non-qualifying derivatives	1.1	6.6	15.6
Other derivatives	1.1	(5.0)	1.2

Net realized gains (losses) on investments, hedging instruments and hedged items	$10.6	$(36.4)	$(85.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2005	2004	2003
Securities available-for-sale:
Fixed maturity securities	$1,466.2	$1,461.9	$1,453.1
Equity securities	2.4	1.2	1.4
Mortgage loans on real estate	577.3	577.4	579.7
Real estate	16.6	17.9	21.7
Short-term investments	18.8	8.9	9.3
Derivatives	(31.0)	(94.3)	(107.2)
Other	112.2	78.4	64.8

Gross investment income	2,162.5	2,051.4	2,022.8
Less investment expenses	57.3	50.9	49.7

Net investment income	$2,105.2	$2,000.5	$1,973.1

Fixed maturity securities with an amortized cost of $16.4 million and $52.3 million as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $8.6 million and $51.4 million, respectively, as collateral to various derivative counterparties.
As of December 31, 2005 and 2004, the Company had received $1.10 billion and $874.2 million, respectively, of cash collateral on securities lending and $203.3 million and $415.7 million, respectively, of cash for derivative collateral. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $191.8 million received at December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $1.07 billion and $1.04 billion, respectively. The Company also held $53.2 million and $222.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2005 and 2004, respectively.

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) GMIB; and (4) a hybrid guarantee with GMAB and GMWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.
The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 4 for a complete description of the Company’s hybrid GMAB/GMWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GMWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,260.6	$32.5	60	$9,675.4	$54.1	59
Reset	16,932.1	58.7	63	17,315.9	153.2	62
Ratchet	11,020.6	28.9	65	9,621.0	42.3	64
Rollup	592.1	8.4	69	638.6	9.7	68
Combo	2,530.6	22.3	68	2,519.9	19.2	67

Subtotal	40,336.0	150.8	64	39,770.8	278.5	62
Earnings enhancement	418.5	27.6	61	310.1	18.0	60

Total - GMDB	$40,754.5	$178.4	63	$40,080.9	$296.5	62

GMAB[2]:
5 Year	$1,041.8	$0.5	N/A	$460.6	$0.1	N/A
7 Year	1,103.5	0.2	N/A	568.4	—	N/A
10 Year	595.5	0.1	N/A	304.0	—	N/A

Total - GMAB	$2,740.8	$0.8	N/A	$1,333.0	$0.1	N/A

GMIB[3]:
Ratchet	$444.7	$—	N/A	$437.7	$—	N/A
Rollup	1,189.3	—	N/A	1,188.2	—	N/A
Combo	0.5	—	N/A	1.0	—	N/A

Total - GMIB	$1,634.5	$—	N/A	$1,626.9	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GMWB rider had account values of $939.1 million as of December 31, 2005.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	Total
Balance as of December 31, 2003	$21.8	$4.3	$—	$26.1
Expense provision	25.0	—	0.8	25.8
Net claims paid	(23.2)	—	—	(23.2)
Value of new business sold	—	24.7	—	24.7
Change in fair value	—	(8.4)	—	(8.4)

Balance as of December 31, 2004	23.6	20.6	0.8	45.0
Expense provision	32.8	—	0.4	33.2
Net claims paid	(29.5)	—	—	(29.5)
Value of new business sold	—	53.4	—	53.4
Change in fair value		(6.1)	—	(6.1)

Balance as of December 31, 2005	$26.9	$67.9	$1.2	$96.0

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2005	2004
Mutual funds:
Bond	$3,857.3	$4,136.8
Domestic equity	28,011.3	27,402.4
International equity	2,161.4	1,831.3

Total mutual funds	34,030.0	33,370.5
Money market funds	1,350.4	1,313.6

Total	$35,380.4	$34,684.1

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates GMDB and GMIB claim reserve estimates used and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%
GMABs and hybrid GMABs/GMWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2005	2004
$800.0 million commercial paper program	$134.7	$134.7
$350.0 million securities lending program facility	75.0	47.7
$250.0 million securities lending program facility	32.6	32.6

Total short-term debt	$242.3	$215.0

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. Previously, the facility consisted of a 364-day agreement and a five-year agreement. In May 2005, the 364-day agreement was terminated, and the five-year agreement was amended and restated for a new five-year term. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2005 and 2004, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2005 and 2004. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million in commercial paper outstanding as of December 31, 2005 and 2004 at a weighted average effective interest rate of 4.22% in 2005 and 2.14% in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.0 million and $47.7 million outstanding under this agreement as of December 31, 2005 and 2004, respectively. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. Because NLIC has a variable interest in the profits from the securitization of these loans and is the primary beneficiary of this arrangement, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with current accounting guidance. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2005 and 2004. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
The Company paid interest on short-term debt totaling $11.5 million, $3.6 million and $1.3 million in 2005, 2004 and 2003, respectively, including less than $0.1 million to NFS during each year.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2005	2004
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2005, $50.7 million in 2004 and $47.1 million in 2003. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(11)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.
Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2005	2004
Deferred tax assets:
Future policy benefits	$630.5	$715.5
Other	185.9	117.0

Gross deferred tax assets	816.4	832.5
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	809.4	825.5

Deferred tax liabilities:
Fixed maturity securities	65.1	318.2
Equity securities and other investments	23.8	20.9
Derivatives	31.8	31.2
Deferred policy acquisition costs	970.5	908.1
Other	116.4	101.9

Gross deferred tax liabilities	1,207.6	1,380.3

Net deferred tax liability	$398.2	$554.8

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2005, 2004 and 2003.
The Company’s current federal income tax liability was $53.8 million and $145.3 million as of December 31, 2005 and 2004, respectively.
During the third quarter of 2005, the Company refined its separate account dividends received deduction (DRD) estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all open tax years (2000 – 2005). In addition, the Company recorded $5.6 million of net benefit adjustments in the third quarter of 2005, primarily related to differences between the estimated tax liability and the amounts reported on the Company’s tax returns and revised estimates of permanent income tax deductions expected to be generated in 2005. During the fourth quarter of 2005, the Company revised the estimate for the separate account DRD and recorded an additional federal income tax benefit of $8.0 million based on additional information available at year end.
The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2005	2004	2003
Current	$90.6	$181.5	$106.7
Deferred	5.0	(61.5)	(10.5)

Federal income tax expense	$95.6	$120.0	$96.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$217.0	35.0	$187.2	35.0	$152.0	35.0
Tax exempt interest and dividends received deduction	(107.5)	(17.3)	(47.2)	(8.8)	(45.7)	(10.5)
Income tax credits	(16.3)	(2.6)	(9.7)	(1.8)	(10.8)	(2.5)
Release of Phase III tax liability	—	—	(5.1)	(1.0)	—	—
Other, net	2.4	0.3	(5.2)	(1.0)	0.7	0.1

Total	$95.6	15.4	$120.0	22.4	$96.2	22.1

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see “Release of Phase III tax liability” above). The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.
Total federal income tax paid was $182.2 million, $142.3 million and $176.2 million during the years ended December 31, 2005, 2004 and 2003, respectively.

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.
State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2005 and 2004 was $2.60 billion and $2.39 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2005, 2004 and 2003 was $462.5 million, $317.7 million and $444.4 million, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, NLIC could pay dividends totaling $277.5 million without obtaining prior approval. On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(13)	Comprehensive Income
Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2005	2004	2003
Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustments	$(687.2)	$(182.0)	$(16.7)
Net adjustment to deferred policy acquisition costs	187.0	99.1	56.9
Net adjustment to future policy benefits and claims	17.0	(11.0)	22.6
Related federal income tax benefit (expense)	169.1	33.3	(22.4)

Net unrealized (losses) gains	(314.1)	(60.6)	40.4

Reclassification adjustment for net realized (gains) losses on securities available-for-sale realized during the period:
Net unrealized (gains) losses	(20.3)	27.5	91.0
Related federal income tax expense (benefit)	7.1	(9.6)	(31.8)

Net reclassification adjustment	(13.2)	17.9	59.2

Other comprehensive (loss) income on securities available-for-sale	(327.3)	(42.7)	99.6

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	41.7	(47.4)	(40.9)
Related federal income tax (expense) benefit	(14.6)	16.6	14.3

Other comprehensive income (loss) on cash flow hedges	27.1	(30.8)	(26.6)

Total other comprehensive (loss) income	$(300.2)	$(73.5)	$73.0

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(14)	Employee Benefit Plans
Defined Benefit Plans
The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.
The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $16.6 million, $13.7 million and $13.2 million, respectively. The Company recorded prepaid pension assets of $38.1 million and $14.6 million as of December 31, 2005 and 2004, respectively.
In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.
Two significant plan changes were enacted to the postretirement benefit plans at December 31, 2002. The first involved the postretirement medical plan, which was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that the pre-65 benefit caps will increase by 3% per year, at which time the cap will be frozen. The second involved the postretirement death benefit plan, which was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.
The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $47.6 million and $49.3 million, respectively. The net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(0.1) million, $0.3 million and $1.1 million for 2005, 2004 and 2003, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes information regarding the funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole (all of which are U.S. plans), including amounts not related to the Company, as of the years ended December 31:

	Pension benefits		Postretirement benefits
(in millions)	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$2,733.1	$2,457.0	$291.9	$306.8
Service cost	133.5	121.8	9.7	9.2
Interest cost	134.9	134.0	16.0	17.5
Participant contributions	—	—	6.5	4.1
Plan amendment	—	—	—	(13.3)
Actuarial loss (gain)	261.6	125.7	3.0	(10.1)
Benefits paid	(117.3)	(105.4)	(25.9)	(22.3)

Benefit obligation at end of year	3,145.8	2,733.1	301.2	291.9

Change in plan assets:
Fair value of plan assets at beginning of year	2,454.3	2,242.4	135.6	127.5
Actual return on plan assets	184.1	187.3	6.3	6.2
Employer contributions[1]	249.8	130.0	19.1	20.1
Participant contributions	—	—	6.5	4.1
Benefits paid[1]	(117.3)	(105.4)	(25.9)	(22.3)

Fair value of plan assets at end of year	2,770.9	2,454.3	141.6	135.6

Funded status	(374.9)	(278.8)	(159.6)	(156.3)
Unrecognized prior service cost	21.4	25.8	(88.3)	(103.0)
Unrecognized net loss	544.6	298.2	52.1	48.0
Unrecognized net asset at transition	—	(1.2)	—	—

Prepaid (accrued) benefit cost, net	$191.1	$44.0	$(195.8)	$(211.3)

Accumulated benefit obligation	$2,510.3	$2,271.6

[1]	Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.
In 2004, the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Medicare Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligations beginning December 31, 2004. The expense impact of the amendment was a $2.0 million decrease for 2005 for the plan as a whole.
The effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation was $0.1 million and $1.7 million at December 31, 2005 and 2004, respectively, for the plan as a whole.
NMIC and all participating employers, including the Company, expect to contribute $120.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

(in millions)	Pension benefits	Postretirement benefits
2006	$115.7	$20.7
2007	117.8	20.5
2008	120.2	19.8
2009	127.0	19.3
2010	133.8	19.9
2011-2015	817.1	111.6
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole as of the December 31 measurement date for all plans:

	Pension benefits		Postretirement benefits
	2005	2004	2005	2004
Discount rate	4.75%	5.00%	5.45%	5.70%
Rate of increase in future compensation levels	4.25%	3.50%	—	—
Assumed health care cost trend rate:
Initial rate	—	—	9.00%	10.00%	[1]
Ultimate rate	—	—	5.50%	5.20%	[1]
Declining period	—	—	7 Years	10 Years

[1]	The 2005 initial rate was 9.00% for participants over age 65, with an ultimate rate of 5.5%, and the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%.
The NMIC pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The plan requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets based on current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the asset allocation for the NMIC pension plan as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	50%	48%	40 - 65%
Debt securities	50%	52%	25 - 50%
Real estate	—	—	0 - 10%

Total	100%	100%

The NMIC postretirement benefit plans employ a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.
The following table summarizes the asset allocation for the NMIC postretirement benefit plans as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	60%	60%	50 - 80%
Debt securities	37%	35%	20 - 50%
Other	3%	5%	0 - 10%

Total	100%	100%

The following table summarizes the components of net periodic benefit cost for the NMIC pension plan as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$133.5	$121.8	$104.0
Interest cost	134.9	134.0	131.7
Expected return on plan assets	(172.6)	(167.7)	(156.7)
Recognized net actuarial loss	—	—	0.1
Amortization of prior service cost	4.5	4.5	4.5
Amortization of unrecognized net losses	3.6	—	—
Amortization of unrecognized transition cost	(1.2)	(1.3)	(1.3)

Net periodic benefit cost	$102.7	$91.3	$82.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate net periodic benefit cost, set at the beginning of each year, for the NMIC pension plan as a whole:

	2005	2004	2003
Discount rate	5.00%	5.50%	6.00%
Rate of increase in future compensation levels	3.50%	4.00%	4.50%
Expected long-term rate of return on plan assets	6.75%	7.25%	7.75%
The NMIC pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase, which was 4.25% at December 31, 2005.
The following table summarizes the components of net periodic benefit cost for the NMIC postretirement benefit plans as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$9.7	$9.2	$9.9
Interest cost	16.0	17.5	19.5
Expected return on plan assets	(8.7)	(8.9)	(8.0)
Amortization of unrecognized net losses	1.4	—	—
Net amortization and deferral	(14.8)	(12.1)	(9.9)

Net periodic benefit cost	$3.6	$5.7	$11.5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate the Company’s net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

	2005	2004	2003
Discount rate	5.70%	6.10%	6.60%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.50%
Assumed health care cost trend rate:
Initial rate	10.00%[1]	11.00%[1]	11.30%[1]
Ultimate rate	5.20%[1]	5.20%[1]	5.70%[1]
Declining period	10 Years	11 Years	11 Years

[1]
The initial rate was 11.00% for participants over 65, with an ultimate rate of 5.70%, the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%, and the 2003 initial rate was 12.00% for participants over age 65, with an ultimate rate of 5.60%.

Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.2 million, $5.8 million and $5.5 million for 2005, 2004 and 2003, respectively.

(15)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $274.1 million, $194.6 million and $170.4 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $6.39 billion and $5.75 billion as of December 31, 2005 and 2004, respectively. Total revenues from these contracts were $136.2 million, $136.5 million and $138.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.3 million, $107.9 million and $111.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $18.4 million and $17.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2005, 2004 and 2003 were $429.5 million, $335.6 million and $286.7 million, respectively, while benefits, claims and expenses ceded during these years were $398.8 million, $336.0 million and $247.5 million, respectively.
Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $15.70 billion and $14.06 billion, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $51.6 million, $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.
Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.5 million, $23.2 million and $24.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.
The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $55.3 million, $227.7 million and $126.0 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained from unaffiliated parties.
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $390.6 million and $498.4 million as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the consolidated balance sheets. For the years ended December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling less than $0.1 million under this agreement.
Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2005, 2004 and 2003 were $59.0 million, $63.1 million and $62.0 million, respectively.
During the year ended December 31, 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million purchased during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.
An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $2.9 million, $2.6 million and $0.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to NMIC were $45.0 million, $37.4 million and $2.4 million in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.
On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In 2005, 2004 and 2003, NLIC paid dividends to NFS totaling $185.0 million, $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.
See Note 10 for information on surplus notes payable from NLIC to NFS. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million in 2005, 2004 and 2003. As of December 31, 2005, there were no outstanding balances on unsecured notes to NFS.

(16)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back MTN programs. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States who, during the class period from February 10, 1995 through February 2, 2006, purchased life insurance policies from NLIC that provided for guaranteed maximum premiums and who paid premiums on a modal basis to NLIC. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The case is currently set for trial on April 10, 2006. NLIC intends to defend this lawsuit vigorously.
On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.
On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.
On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The Company’s motion for summary judgment was denied with respect to all claims on February 24, 2006. The Company intends to defend this lawsuit vigorously.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
A significant component of the tax reserve is related to the separate account DRD. The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

(17)	Securitization Transactions
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2005, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.54 billion. The Company does not anticipate making any payments related to the guarantees.
At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2005, no stabilization collateral amounts were released into income, compared to $0.1 million released in 2004. As of December 31, 2005 and 2004, $2.2 million and $1.4 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.
To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(18)	Variable Interest Entities
As of December 31, 2005 and 2004, the Company had relationships with 19 and 14 VIEs, respectively, where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 17). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The net assets of these VIEs totaled $440.6 million and $366.4 million as of December 31, 2005 and December 31, 2004, respectively. The following table summarizes the components of net assets as of the dates indicated:

(in millions)	December 31, 2005	December 31, 2004
Mortgage loans on real estate	$31.5	$32.1
Other long-term investments	478.6	401.2
Short-term investments	42.3	31.7
Other assets	41.3	50.3
Short-term debt	32.6	32.6
Other liabilities	120.5	116.3
The total exposure to loss on these VIEs where the Company is the primary beneficiary was immaterial as of December 31, 2005 and December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.
In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $53.9 million and $36.3 million as of December 31, 2005 and 2004, respectively.

(19)	Segment Information
Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. The Company reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives; (2) net realized gains and losses related to securitizations; and (3) the adjustment to amortization of DAC related to net realized gains and losses.
Individual Investments
The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
Retirement Plans
The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector includes IRC Section 401(k) business, and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable group annuities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Individual Protection
The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.
Corporate and Other
The Corporate and Other segment includes certain structured products business; the MTN program; net investment income not allocated to product segments; periodic net coupon settlements on non-qualifying derivatives; unallocated expenses; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Life insurance premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Other benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Life insurance premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Other benefits and claims	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2003
Revenues:
Policy charges	$427.9	$150.0	$346.2	$—	$924.1
Life insurance premiums	89.8	—	190.0	—	279.8
Net investment income	807.9	640.2	324.3	200.7	1,973.1
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(100.8)	(100.8)
Other	—	—	—	28.4	28.4

Total revenues	1,325.6	790.2	860.5	128.3	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	602.5	443.2	185.6	77.9	1,309.2
Other benefits and claims	155.5	—	224.5	—	380.0
Policyholder dividends on participating policies	—	—	41.2	—	41.2
Amortization of DAC	228.4	45.6	101.9	—	375.9
Interest expense on debt	—	—	—	48.4	48.4
Other operating expenses	172.9	178.9	157.3	6.4	515.5

Total benefits and expenses	1,159.3	667.7	710.5	132.7	2,670.2

Income (loss) from continuing operations before federal income tax expense	166.3	122.5	150.0	(4.4)	$434.4

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	100.8

Pre-tax operating earnings	$166.3	$122.5	$150.0	$96.4

Assets as of period end	$49,419.2	$29,226.9	$11,286.6	$10,695.0	$100,627.7

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

Item 26. Exhibits

(a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously on Form N8B-2 for the NW VLI Separate Account - 2 (File No. 811-5311) and hereby incorporated by reference.

(b)	Not Applicable

(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the Poste-Effective Amendment No. 18 (833-42180) and hereby incorporated by reference.

(d)	The form of the contract - Filed previously with initial registration statement (333-42180) and hereby incorporated by reference.

(e)	The form of the contract application - Filed previously with initial registration statement (333-42180) and hereby incorporated by reference.

(f)	Articles of Incorporation of Depositor - Filed previously on Form N8B-2 for the NW VLI Separate Account-2 (Form No. 333-42180) and hereby incorporated by reference.

(g)	Reinsurance Contracts -Filed previously with registration statement (333-31725) and hereby incorporated by reference.

(h)	Participation Agreements - Attached hereto.

(i)	Not Applicable

(j)	Not Applicable

(k)	Opinion of Counsel - Filed previously with the registration statement on Form S-6 (333-42180) and hereby incorporated by reference.

(l)	Not Applicable

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(o)	Not Applicable

(p)	Not Applicable

(q)	Redeemability Exemption Procedures - Filed previously with registration statement (333-42180) and hereby incorporated by reference.

Item 27.	Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas		The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas		The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa		The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California		The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware		The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware		The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware		The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware		The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware		The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales		The company is engaged in investment holding.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California		The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas		The company is currently inactive.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg		The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa		The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales		The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio		The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales		This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales		This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales		The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware		The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware		The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware		The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware		The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware		The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales		The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

Gartmore Investment Management plc*	England and Wales		The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Services GmbH	Germany		The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales		The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon		The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales		The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

Gartmore Riverview II, LLC	Delaware		The company is a holding company for Gartmore Riverview, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview Polyphony LLC*	Delaware		The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales		The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware		The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands		The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon		The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales		The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts		The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd. *	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29. Indemnification

             Ohio's General Corporation Law expressly authorizes and Nationwide’s Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding.

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue. Nationwide will not be required to seek the court’s determination if, in the opinion of Nationwide’s counsel, the matter has been settled by controlling precedent.

However, the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted

Item 30. Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-A
Nationwide Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account-II	Nationwide VL Separate Account-D
Nationwide Variable Account-4	Nationwide VL Separate Account-G
Nationwide Variable Account-5	Nationwide VLI Separate Account-2
Nationwide Variable Account-6	Nationwide VLI Separate Account-3
Nationwide Variable Account-7	Nationwide VLI Separate Account-4
Nationwide Variable Account-8	Nationwide VLI Separate Account-6
Nationwide Variable Account-9	Nationwide VLI Separate Account-7
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

Chairman of the Board and Director	Mark D. Phelan
President	Rhodes B. Baker
Senior Vice President	William G. Goslee, Jr.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Compliance Officer	Barbara J. Shane
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	E. Gary Berndt
Director	James D. Benson
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31. Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 32. Management Services

Not Applicable

Item 33. Fee Representation

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2006.

NATIONWIDE VLI SEPARATE ACCOUNT-2
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ STEVEN R. SAVINI
Steven R. Savini

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 28th day of April, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ STEVEN R. SAVINI
Steven R. Savini
Attorney-in-Fact